UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08004

AMG FUNDS IV

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: NOVEMBER 1, 2018 – APRIL 30, 2019

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2019

AMG Funds

Class N, I, R & Z Shares

Equity

Fixed Income

International

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	043019	SAR082

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG Managers Fairpointe ESG Equity Fund
Based on Actual Fund Return
Class N	1.12%	$1,000	$1,084	$5.79
Class I	0.90%	$1,000	$1,085	$4.65
Based on Hypothetical 5% Annual Return
Class N	1.12%	$1,000	$1,019	$5.61
Class I	0.90%	$1,000	$1,020	$4.51

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG River Road Focused Absolute Value Fund
Based on Actual Fund Return
Class N	1.00%	$1,000	$1,091	$5.18
Class I	0.75%	$1,000	$1,092	$3.89
Class Z	0.71%	$1,000	$1,092	$3.68
Based on Hypothetical 5% Annual Return
Class N	1.00%	$1,000	$1,020	$5.01
Class I	0.75%	$1,000	$1,021	$3.76
Class Z	0.71%	$1,000	$1,021	$3.56

About Your Fund’s Expenses (continued)

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG Managers Montag & Caldwell Growth Fund
Based on Actual Fund Return
Class N	1.18%	$1,000	$1,113	$6.18
Class I	1.00%	$1,000	$1,115	$5.24
Class R	1.50%	$1,000	$1,112	$7.85
Based on Hypothetical 5% Annual Return
Class N	1.18%	$1,000	$1,019	$5.91
Class I	1.00%	$1,000	$1,020	$5.01
Class R	1.50%	$1,000	$1,017	$7.50
AMG River Road Dividend All Cap Value Fund
Based on Actual Fund Return
Class N	1.12%	$1,000	$1,066	$5.74
Class I	0.85%	$1,000	$1,066	$4.35
Class Z	0.80%	$1,000	$1,067	$4.10
Based on Hypothetical 5% Annual Return
Class N	1.12%	$1,000	$1,019	$5.61
Class I	0.85%	$1,000	$1,021	$4.26
Class Z	0.80%	$1,000	$1,021	$4.01
AMG River Road Dividend All Cap Value Fund II
Based on Actual Fund Return
Class N	1.26%	$1,000	$1,065	$6.45
Class I	0.97%	$1,000	$1,067	$4.97
Class Z	0.91%	$1,000	$1,068	$4.67
Based on Hypothetical 5% Annual Return
Class N	1.26%	$1,000	$1,019	$6.31
Class I	0.97%	$1,000	$1,020	$4.86
Class Z	0.91%	$1,000	$1,020	$4.56

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG Managers Fairpointe Mid Cap Fund
Based on Actual Fund Return
Class N	1.15%	$1,000	$1,077	$5.92
Class I	0.90%	$1,000	$1,078	$4.64
Class Z	0.82%	$1,000	$1,078	$4.23
Based on Hypothetical 5% Annual Return
Class N	1.15%	$1,000	$1,019	$5.76
Class I	0.90%	$1,000	$1,020	$4.51
Class Z	0.82%	$1,000	$1,021	$4.11
AMG Managers LMCG Small Cap Growth Fund
Based on Actual Fund Return
Class N	1.30%	$1,000	$1,118	$6.83
Class I	1.10%	$1,000	$1,120	$5.78
Based on Hypothetical 5% Annual Return
Class N	1.30%	$1,000	$1,018	$6.51
Class I	1.10%	$1,000	$1,019	$5.51
AMG River Road Small-Mid Cap Value Fund
Based on Actual Fund Return
Class N	1.36%	$1,000	$1,090	$7.05
Class I	1.09%	$1,000	$1,092	$5.65
Class Z	1.04%	$1,000	$1,092	$5.39
Based on Hypothetical 5% Annual Return
Class N	1.36%	$1,000	$1,018	$6.80
Class I	1.09%	$1,000	$1,019	$5.46
Class Z	1.04%	$1,000	$1,020	$5.21
AMG River Road Small Cap Value Fund
Based on Actual Fund Return
Class N	1.37%	$1,000	$1,087	$7.09
Class I	1.09%	$1,000	$1,089	$5.65
Class Z	1.02%	$1,000	$1,090	$5.28
Based on Hypothetical 5% Annual Return
Class N	1.37%	$1,000	$1,018	$6.85
Class I	1.09%	$1,000	$1,019	$5.46
Class Z	1.02%	$1,000	$1,020	$5.11

About Your Fund’s Expenses (continued)

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG Managers Silvercrest Small Cap Fund
Based on Actual Fund Return
Class N	1.37%	$1,000	$1,066	$7.02
Class I	1.15%	$1,000	$1,067	$5.89
Class Z	1.08%	$1,000	$1,068	$5.54
Based on Hypothetical 5% Annual Return
Class N	1.37%	$1,000	$1,018	$6.85
Class I	1.15%	$1,000	$1,019	$5.76
Class Z	1.08%	$1,000	$1,019	$5.41
AMG Managers DoubleLine Core Plus Bond Fund
Based on Actual Fund Return
Class N	0.94%	$1,000	$1,044	$4.76
Class I	0.69%	$1,000	$1,044	$3.50
Class Z	0.61%	$1,000	$1,045	$3.09
Based on Hypothetical 5% Annual Return
Class N	0.94%	$1,000	$1,020	$4.71
Class I	0.69%	$1,000	$1,021	$3.46
Class Z	0.61%	$1,000	$1,022	$3.06
AMG River Road Long-Short Fund**
Based on Actual Fund Return
Class N	1.45%	$1,000	$1,102	$7.56
Class I	1.20%	$1,000	$1,104	$6.26
Class Z	1.12%	$1,000	$1,105	$5.85
Based on Hypothetical 5% Annual Return
Class N	1.45%	$1,000	$1,018	$7.25
Class I	1.20%	$1,000	$1,019	$6.01
Class Z	1.12%	$1,000	$1,019	$5.61

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG Managers Pictet International Fund***
Based on Actual Fund Return
Class N	1.33%	$1,000	$1,070	$6.83
Class I	1.08%	$1,000	$1,072	$5.55
Class Z	0.97%	$1,000	$1,073	$4.98
Based on Hypothetical 5% Annual Return
Class N	1.33%	$1,000	$1,018	$6.66
Class I	1.08%	$1,000	$1,019	$5.41
Class Z	0.97%	$1,000	$1,020	$4.86

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

**

Excludes interest expense and dividends on short positions. If included, your annualized expense ratios would be 2.87%, 2.62% and 2.54% for Class N, Class I and Class Z, respectively, and your actual and hypothetical expenses paid during the period would be $14.96, $13.67 and $13.26, and $14.31, $13.07 and $12.67 for Class N, Class I and Class Z, respectively.

***

Excludes interest expense of 0.01% for Class N, Class I and Class Z, respectively, and your actual and hypothetical expenses paid during the period would be $6.88, $5.60 and $5.04, and $6.71, $5.46 and $4.91 for Class N, Class I and Class Z, respectively.

Fund Performance (unaudited) Periods ended April 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2019.

	Six	One	Five	Ten	Since	Inception
Average Annual Total Returns[1]	Months*	Year	Years	Years	Inception	Date
AMG Managers Fairpointe ESG Equity Fund[2,3,4,5,6,7,8,9]
Class N	8.36%	3.15%	—	—	5.29%	12/24/14
Class I	8.53%	3.38%	—	—	5.52%	12/24/14
Russell 1000® Index[24]	10.00%	13.33%	—	—	10.41%	12/24/14	†
AMG River Road Focused Absolute Value Fund[3,4,5,6,8,9,10,11,12,14]
Class N	9.05%	15.76%	—	—	12.52%	11/03/15
Class I	9.15%	16.03%	—	—	12.79%	11/03/15
Class Z	9.19%	16.07%	—	—	10.08%	09/29/17
Russell 3000® Value Index[25]	7.61%	8.58%	—	—	9.54%	11/03/15	†
AMG Managers Montag & Caldwell Growth Fund[4,7,9]
Class N	11.32%	15.02%	9.90%	12.29%	9.32%	11/02/94
Class I	11.49%	15.23%	10.16%	12.56%	8.18%	06/28/96
Class R	11.18%	14.69%	9.63%	12.01%	8.15%	12/31/02
Russell 1000® Growth Index[26]	12.09%	17.43%	14.50%	16.96%	9.79%	11/02/94	†
AMG River Road Dividend All Cap Value Fund[4,5,6,8,9,12,13,14]
Class N	6.57%	8.37%	7.28%	12.39%	8.05%	06/28/05
Class I	6.63%	8.65%	7.55%	12.66%	6.67%	06/28/07
Class Z	6.65%	8.60%	—	—	6.13%	09/29/17
Russell 3000® Value Index[25]	7.61%	8.58%	8.17%	13.69%	7.39%	06/28/05	†
AMG River Road Dividend All Cap Value Fund II4, 5, 6, 8, 9, 12, 13, 14
Class N	6.50%	8.82%	7.47%	—	10.44%	06/27/12
Class I	6.65%	9.18%	7.78%	—	10.74%	06/27/12
Class Z	6.76%	9.25%	—	—	6.56%	09/29/17
Russell 3000® Value Index[25]	7.61%	8.58%	8.17%	—	12.85%	06/27/12	†
AMG Managers Fairpointe Mid Cap Fund[4,5,6,7,8,9,15]
Class N	7.67%	2.37%	4.77%	14.32%	11.57%	09/19/94
Class I	7.79%	2.62%	5.04%	14.61%	9.23%	07/06/04
Class Z	7.82%	2.71%	—	—	1.36%	09/29/17
S&P MidCap 400® Index[27]	8.91%	6.99%	9.49%	15.13%	11.83%	09/19/94	†
Russell Midcap® Index[28]	11.65%	10.69%	9.75%	15.65%	11.06%	09/19/94	†
AMG Managers LMCG Small Cap Growth Fund[4,5,6,7,9,10,14,16]
Class N	11.84%	15.88%	8.28%	—	11.04%	11/03/10
Class I	11.98%	16.09%	8.53%	—	9.15%	06/01/11
Russell 2000® Growth Index[29]	8.27%	6.91%	10.22%	—	12.60%	11/03/10	†
*	Not annualized.
†	Date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2019. All returns are in U.S. dollars ($).

[2]

Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[3]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[4]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[5]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[6]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

Fund Performance Periods ended April 30, 2019 (continued)

	Six	One	Five	Ten	Since	Inception
Average Annual Total Returns[1]	Months*	Year	Years	Years	Inception	Date
AMG River Road Small-Mid Cap Value Fund[4,5,6,8,9,14]
Class N	8.97%	12.51%	10.46%	12.92%	7.30%	03/29/07
Class I	9.19%	12.96%	10.75%	13.23%	7.28%	06/28/07
Class Z	9.19%	12.82%	—	—	9.66%	09/29/17
Russell 2500® Value Index[30]	6.11%	4.28%	7.00%	13.73%	6.55%	03/29/07	†
Russell 2000® Value Index[31]	3.77%	2.19%	6.94%	12.87%	5.81%	03/29/07	†
AMG River Road Small Cap Value Fund[4,5,6,8,9,14]
Class N	8.73%	9.97%	9.46%	12.27%	8.33%	06/28/05
Class I	8.89%	10.28%	9.74%	12.55%	6.67%	12/13/06
Class Z	8.95%	10.34%	—	—	9.33%	09/29/17
Russell 2000® Value Index[31]	3.77%	2.19%	6.94%	12.87%	7.02%	06/28/05	†
AMG Managers Silvercrest Small Cap Fund[5,6,8,9,14]
Class N	6.58%	3.24%	7.41%	—	11.05%	12/27/11
Class I	6.74%	3.55%	7.69%	—	11.33%	12/27/11
Class Z	6.80%	3.61%	—	—	0.84%	09/29/17
Russell 2000® Value Index[31]	3.77%	2.19%	6.94%	—	11.20%	12/27/11	†
Russell 2000® Index[32]	6.06%	4.61%	8.63%	—	12.36%	12/27/11	†
AMG Managers DoubleLine Core Plus Bond Fund[4,10,11,15,17,18,19,20,21,22]
Class N	4.40%	4.41%	2.91%	—	4.14%	07/18/11
Class I	4.43%	4.67%	3.15%	—	4.39%	07/18/11
Class Z	4.46%	4.75%	—	—	2.31%	09/29/17
Bloomberg Barclays U.S. Aggregate Bond Index[33]	5.49%	5.29%	2.57%	—	2.78%	07/18/11	†
AMG River Road Long-Short Fund[3,4,8,9,10,12,14,15,23]
Class N	10.23%	9.33%	4.40%	—	5.56%	05/04/11
Class I	10.41%	9.61%	4.66%	—	5.05%	03/04/13
Class Z	10.49%	9.69%	—	—	5.69%	09/29/17
Russell 3000® Index[34]	9.71%	12.68%	11.20%	—	12.19%	05/04/11	†
50% Russell 3000®/50% ICE BofA Merrill Lynch U.S. T-Bill (0-3 mo) Index[35]	5.55%	7.59%	6.08%	—	6.47%	05/04/11	†
[7]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[8]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
[9]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[10]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[11]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[12]

Investing in PTPs (including master limited partnerships) involves risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies. PTPs are also subject to capital markets risk. PTPs may lose their partnership status for tax purposes. The Fund’s status as a regulated investment company may be jeopardized if it does not appropriately limit such investments in PTPs or if such investments are recharacterized for tax purposes.

[13]	An issuer of a security may be unwilling or unable to pay income on a security. Common stocks do not assure dividend payments and are paid only when declared by an issuer’s board of directors.
[14]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[15]	The Fund may invest in derivatives, such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Fund Performance Periods ended April 30, 2019 (continued)

	Six	One	Five	Ten	Since	Inception
Average Annual Total Returns[1]	Months*	Year	Years	Years	Inception	Date
AMG Managers Pictet International Fund[3,4,5,6,11,16]
Class N	6.98%	(5.52%)	2.58%	—	2.94%	04/14/14
Class I	7.18%	(5.31%)	2.89%	—	3.25%	04/14/14
Class Z	7.25%	(5.19%)	—	—	(1.55%)	09/29/17

MSCI EAFE Index[36,37]	7.45%	(3.22%)	2.60%	—	3.09%	04/14/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

[16]

Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[17]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[18]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[19]	Bank loans are subject to the credit risk of nonpayment of principal or interest.
[20]

High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.

[21]	Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[22]

Obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government would provide financial support. Additionally, debt securities of the U.S. government may be affected by changing interest rates and subject to prepayment risk.

[23]

The Fund may suffer significant losses on assets that it sells short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

[24]

The Russell 1000® Index measures the performance of approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 92% of the U.S. market. Unlike the Fund, the Russell 1000® Index is unmanaged, is not available for investment and does not incur expenses.

Fund Performance Periods ended April 30, 2019 (continued)

[25]

The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 3000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[26]

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[27]

The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Unlike the Fund, the S&P MidCap 400® Index is unmanaged, is not available for investment and does not incur expenses.

[28]

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. Unlike the Fund, the Russell Midcap® Index is unmanaged, is not available for investment and does not incur expenses.

[29]

The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[30]

The Russell 2500® Value Index measures the performance of the Russell 2500® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2500® Value Index is unmanaged, is not available for investment and does not incur expenses.

[31]

The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[32]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[33]

The Bloomberg Barclays U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[34]

The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. Unlike the Fund, the indices are unmanaged, are not available for investment and do not incur expenses.

[35]

The secondary benchmark is composed of 50% Russell 3000® Index and 50% ICE BofAML 0-3 Month U.S. Treasury Bill Index. The ICE BofAML 0-3 Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Unlike the Fund, the indices are unmanaged, are not available for investment and do not incur expenses.

[36]

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI EAFE Index is unmanaged, is not available for investment and does not incur expenses.

[37]

All MSCI data is provided “as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The S&P Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

The Russell Indices are a trademark of London Stock Exchange Group companies.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers Fairpointe ESG Equity Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	21.3
Industrials	19.0
Communication Services	18.6
Health Care	17.9
Consumer Staples	8.3
Consumer Discretionary	6.5
Financials	3.1
Short-Term Investments	5.3
Other Assets Less Liabilities[1]	0.0

[1]	Less than 0.05%

TOP TEN HOLDINGS

Security Name	% of Net Assets
TEGNA, Inc.	4.3
QUALCOMM, Inc.	4.2
International Business Machines Corp.	3.6
Meredith Corp.	3.5
Wabtec Corp.	3.5
Quest Diagnostics, Inc.	3.4
Molson Coors Brewing Co., Class B	3.4
Juniper Networks, Inc.	3.4
Magna International, Inc. (Canada)	3.3
Bunge, Ltd.	3.2

Top Ten as a Group	35.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Fairpointe ESG Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—94.7%
Communication Services—18.6%
Cars.com, Inc.*	15,300	$318,393
Lions Gate Entertainment Corp., Class A	25,400	370,586
Meredith Corp.	7,450	439,550
The New York Times Co., Class A	8,300	275,145
Scholastic Corp.	9,400	374,872
TEGNA, Inc.	33,700	536,504
Total Communication Services		2,315,050
Consumer Discretionary—6.5%
Magna International, Inc. (Canada)	7,400	411,736
Mattel, Inc.*	32,100	391,299
Total Consumer Discretionary		803,035
Consumer Staples—8.3%
Bunge, Ltd.	7,500	393,075
Dean Foods Co.	46,000	78,200
Molson Coors Brewing Co., Class B	6,500	417,235
Unilever PLC, Sponsored ADR (United Kingdom)	2,300	139,840
Total Consumer Staples		1,028,350
Financials—3.1%
The Bank of New York Mellon Corp.	2,200	109,252
Northern Trust Corp.	2,800	275,940
Total Financials		385,192
Health Care—17.9%
Agilent Technologies, Inc.	3,400	266,900
Bristol-Myers Squibb Co.	6,990	324,546
Patterson Cos., Inc.	14,600	318,864
Quest Diagnostics, Inc.	4,400	424,072
ResMed, Inc.	2,010	210,065
Smith & Nephew PLC, ADR (United Kingdom)	7,900	308,495
Varex Imaging Corp.*	6,400	210,176
Varian Medical Systems, Inc.*	1,200	163,404
Total Health Care		2,226,522
Industrials—19.0%
AGCO Corp.	2,900	205,262

	Shares	Value
Donaldson Co., Inc.	5,100	$273,054
General Electric Co.	32,600	331,542
ManpowerGroup, Inc.	4,000	384,160
Owens Corning	6,400	328,128
Pentair PLC (United Kingdom)	5,200	202,748
Quanta Services, Inc.	5,000	203,000
Wabtec Corp.	5,875	435,161
Total Industrials		2,363,055
Information Technology—21.3%
Akamai Technologies, Inc.*	3,400	272,204
Cisco Systems, Inc.	2,400	134,280
Cree, Inc.*	4,700	310,623
Hewlett Packard Enterprise Co.	8,300	131,223
HP, Inc.	7,100	141,645
International Business Machines Corp.	3,200	448,864
Juniper Networks, Inc.	15,000	416,550
QUALCOMM, Inc.	6,090	524,532
Teradata Corp.*	5,900	268,273
Total Information Technology		2,648,194
Total Common Stocks (Cost $10,628,637)		11,769,398
Short-Term Investments—5.3%
Other Investment Companies—5.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[1]	216,473	216,473
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[1]	216,474	216,474
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[1]	223,033	223,033
Total Short-Term Investments (Cost $655,980)		655,980
Total Investments—100.0% (Cost $11,284,617)		12,425,378
Other Assets, less Liabilities—(0.0)%#		(2,141)
Net Assets—100.0%		$12,423,237

*	Non-income producing security.
#	Less than 0.05%.
[1]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG Managers Fairpointe ESG Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$11,769,398	—	—	$11,769,398
Short-Term Investments
Other Investment Companies	655,980	—	—	655,980

Total Investments in Securities	$12,425,378	—	—	$12,425,378

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Financials	27.8
Communication Services	23.3
Information Technology	14.1
Health Care	9.4
Consumer Staples	7.4
Energy	7.4
Consumer Discretionary	6.4
Industrials	2.1
Short-Term Investments	2.2
Other Assets Less Liabilities	(0.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Berkshire Hathaway, Inc., Class B	7.2
Brookfield Asset Management, Inc., Class A (Canada)	5.5
GCI Liberty, Inc., Class A	5.3
Comcast Corp., Class A	5.2
Hostess Brands, Inc.	4.3
Kinder Morgan, Inc.	4.2
CDK Global, Inc.	4.1
LKQ Corp.	4.0
Premier, Inc., Class A	3.8
Liberty Broadband Corp., Class C	3.7

Top Ten as a Group	47.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—97.9%
Communication Services—23.3%
Comcast Corp., Class A	91,830	$3,997,360
Discovery, Inc., Class C*	95,370	2,742,841
GCI Liberty, Inc., Class A*	67,305	4,012,724
Liberty Broadband Corp., Class C*	28,520	2,815,209
Liberty Latin America, Ltd., Class C*,1	115,023	2,397,080
Liberty Media Corp.-Liberty SiriusXM, Class C*	46,158	1,853,705
Total Communication Services		17,818,919
Consumer Discretionary—6.4%
Expedia Group, Inc.[1]	14,358	1,864,243
LKQ Corp.*	102,322	3,079,892
Total Consumer Discretionary		4,944,135
Consumer Staples—7.4%
Hostess Brands, Inc.*,1	244,793	3,280,226
Walgreens Boots Alliance, Inc.	44,469	2,382,204
Total Consumer Staples		5,662,430
Energy—7.4%
Kinder Morgan, Inc.	163,284	3,244,453
World Fuel Services Corp.	79,096	2,440,112
Total Energy		5,684,565
Financials—27.8%
Axis Capital Holdings, Ltd. (Bermuda)	44,372	2,522,548
BB&T Corp.[1]	54,442	2,787,431
Berkshire Hathaway, Inc., Class B*	25,499	5,525,888
Brookfield Asset Management, Inc., Class A (Canada)	86,535	4,170,122
FGL Holdings (Bermuda)[1]	249,210	2,125,761
U.S. Bancorp	43,950	2,343,414
Wells Fargo & Co.	37,258	1,803,660
Total Financials		21,278,824

	Shares	Value
Health Care—9.4%
Allergan PLC	13,383	$1,967,301
McKesson Corp.	19,133	2,281,610
Premier, Inc., Class A*,1	88,127	2,928,460
Total Health Care		7,177,371
Industrials—2.1%
Air Transport Services Group, Inc.*	68,864	1,620,370
Information Technology—14.1%
CDK Global, Inc.	52,363	3,158,536
Conduent, Inc.*	176,188	2,260,492
NCR Corp.*,1	92,382	2,674,459
Sabre Corp.	130,615	2,711,567
Total Information Technology		10,805,054
Total Common Stocks (Cost $69,124,730)		74,991,668
Short-Term Investments—2.2%
Other Investment Companies—2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[2]	550,819	550,819
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[2]	550,818	550,818
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[2]	567,510	567,510
Total Short-Term Investments (Cost $1,669,147)		1,669,147
Total Investments—100.1% (Cost $70,793,877)		76,660,815
Other Assets, less Liabilities—(0.1)%		(106,266)
Net Assets—100.0%		$76,554,549

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $10,024,479 or 13.1% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$74,991,668	—	—	$74,991,668
Short-Term Investments
Other Investment Companies	1,669,147	—	—	1,669,147

Total Investments in Securities	$76,660,815	—	—	$76,660,815

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Managers Montag & Caldwell Growth Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	28.5
Health Care	18.7
Consumer Discretionary	14.9
Communication Services	9.5
Financials	8.5
Materials	5.8
Consumer Staples	5.1
Industrials	4.6
Real Estate	1.8
Short-Term Investments	2.6
Other Assets Less Liabilities[1]	0.0

[1]	Less than 0.05%

TOP TEN HOLDINGS

Security Name	% of Net Assets
Microsoft Corp.	5.2
Thermo Fisher Scientific, Inc.	4.7
Abbott Laboratories	4.5
Alphabet, Inc., Class A	4.4
Visa, Inc., Class A	4.3
Facebook, Inc., Class A	4.1
Becton Dickinson & Co.	4.0
UnitedHealth Group, Inc.	3.7
S&P Global, Inc.	3.7
Apple, Inc.	3.6

Top Ten as a Group	42.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Montag & Caldwell Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—97.4%
Communication Services—9.5%
Activision Blizzard, Inc.	109,500	$5,278,995
Alphabet, Inc., Class A*	19,070	22,864,167
Facebook, Inc., Class A*	109,090	21,098,006
Total Communication Services		49,241,168
Consumer Discretionary—14.9%
Aramark	152,900	4,752,132
Booking Holdings, Inc.*	8,218	15,244,308
Dollar Tree, Inc.*	79,480	8,844,534
Lowe’s Cos., Inc.	148,400	16,789,976
Ross Stores, Inc.	76,400	7,461,224
Starbucks Corp.	90,600	7,037,808
Ulta Beauty, Inc.*	50,028	17,458,772
Total Consumer Discretionary		77,588,754
Consumer Staples—5.1%
Mondelez International, Inc., Class A	314,700	16,002,495
Monster Beverage Corp.*	178,100	10,614,760
Total Consumer Staples		26,617,255
Financials—8.5%
The Charles Schwab Corp.	197,700	9,050,706
Intercontinental Exchange, Inc.	195,535	15,906,772
S&P Global, Inc.	88,051	19,429,334
Total Financials		44,386,812
Health Care—18.7%
Abbott Laboratories	296,400	23,581,584
Becton Dickinson & Co.	86,499	20,823,769
Edwards Lifesciences Corp.*	53,631	9,442,810
Thermo Fisher Scientific, Inc.	87,226	24,200,854
UnitedHealth Group, Inc.	83,413	19,441,068
Total Health Care		97,490,085
Industrials—4.6%
Honeywell International, Inc.	92,866	16,124,323
IHS Markit, Ltd. (United Kingdom)*	139,500	7,987,770
Total Industrials		24,112,093

	Shares	Value
Information Technology—28.5%
Accenture PLC, Class A (Ireland)	60,760	$11,099,029
Amphenol Corp., Class A	113,300	11,280,148
Apple, Inc.	94,394	18,942,044
Fidelity National Information Services, Inc.	140,100	16,241,793
FleetCor Technologies, Inc.*,1	56,577	14,763,768
Mastercard, Inc., Class A	55,892	14,209,982
Microsoft Corp.	206,700	26,995,020
salesforce.com, Inc.*	72,508	11,989,198
Visa, Inc., Class A	137,381	22,589,558
Total Information Technology		148,110,540
Materials—5.8%
Air Products & Chemicals, Inc.	66,044	13,591,195
The Sherwin-Williams Co.	36,296	16,508,509
Total Materials		30,099,704
Real Estate—1.8%
American Tower Corp., REIT	48,582	9,488,065
Total Common Stocks (Cost $331,853,912)		507,134,476
Short-Term Investments—2.6%
Other Investment Companies—2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[2]	4,437,962	4,437,962
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[2]	4,437,962	4,437,962
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[2]	4,572,446	4,572,446
Total Short-Term Investments (Cost $13,448,370)		13,448,370
Total Investments—100.0% (Cost $345,302,282)		520,582,846
Other Assets, less Liabilities—0.0%#		83,205
Net Assets—100.0%		$520,666,051

*	Non-income producing security.
#	Less than 0.05%.
[1]

Some or all of these securities, amounting to $14,616,070 or 2.8% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG Managers Montag & Caldwell Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$507,134,476	—	—	$507,134,476
Short-Term Investments
Other Investment Companies	13,448,370	—	—	13,448,370

Total Investments in Securities	$520,582,846	—	—	$520,582,846

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Financials	17.4
Energy	14.8
Industrials	14.5
Communication Services	10.8
Consumer Discretionary	9.7
Consumer Staples	8.3
Information Technology	8.3
Real Estate	6.5
Materials	4.1
Health Care	3.0
Utilities	1.6
Short-Term Investments	1.8
Other Assets Less Liabilities	(0.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets
BB&T Corp.	3.1
U.S. Bancorp	2.9
Fastenal Co.	2.6
Corning, Inc.	2.5
Comcast Corp., Class A	2.5
Target Corp.	2.5
Cisco Systems, Inc.	2.5
Marathon Petroleum Corp.	2.4
Iron Mountain, Inc.	2.4
Kimberly-Clark Corp.	2.4

Top Ten as a Group	25.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—99.0%
Communication Services—10.8%
Cinemark Holdings, Inc.[1]	362,234	$15,231,940
Comcast Corp., Class A	438,305	19,079,416
The Interpublic Group of Cos., Inc.[1]	460,464	10,590,672
Meredith Corp.	135,333	7,984,647
Omnicom Group, Inc.[1]	181,433	14,520,083
Verizon Communications, Inc.	261,658	14,964,221
Total Communication Services		82,370,979
Consumer Discretionary—9.7%
Cedar Fair LP, (MLP)	202,509	10,929,411
Extended Stay America, Inc.	771,103	13,810,455
PetMed Express, Inc.[1]	225,494	4,927,044
Polaris Industries, Inc.[1]	55,127	5,314,243
Six Flags Entertainment Corp.	187,450	9,951,720
Starbucks Corp.	129,108	10,029,109
Target Corp.	244,854	18,956,597
Total Consumer Discretionary		73,918,579
Consumer Staples—8.3%
Kimberly-Clark Corp.	139,335	17,887,827
PepsiCo, Inc.	109,162	13,978,194
Unilever PLC, Sponsored ADR (United Kingdom)[1]	225,481	13,709,245
Walgreens Boots Alliance, Inc.	144,398	7,735,401
Walmart, Inc.	95,026	9,772,474
Total Consumer Staples		63,083,141
Energy—14.8%
Chevron Corp.	73,177	8,785,631
Enterprise Products Partners LP, (MLP)	473,566	13,558,195
Exxon Mobil Corp.	158,156	12,696,764
Kinder Morgan, Inc.	841,770	16,725,970
Magellan Midstream Partners LP, (MLP)	232,840	14,438,408
Marathon Petroleum Corp.	304,191	18,516,106
Occidental Petroleum Corp.	140,459	8,270,226
Valero Energy Corp.	97,538	8,842,795
The Williams Cos., Inc.	392,522	11,120,148
Total Energy		112,954,243
Financials—17.4%
Axis Capital Holdings, Ltd. (Bermuda)	140,933	8,012,041
BB&T Corp.[1]	467,712	23,946,854
CNA Financial Corp.	250,965	11,627,208
Fidelity National Financial, Inc.	250,965	10,026,052
Lazard, Ltd., Class A	282,657	10,989,704
MetLife, Inc.	111,643	5,150,092

	Shares	Value
The PNC Financial Services Group, Inc.	110,961	$15,193,890
Stock Yards Bancorp, Inc.	125,902	4,324,734
U.S. Bancorp	418,214	22,299,171
Wells Fargo & Co.	202,606	9,808,156
WesBanco, Inc.	283,554	11,432,897
Total Financials		132,810,799
Health Care—3.0%
Amgen, Inc.	70,503	12,642,598
Bristol-Myers Squibb Co.	222,184	10,316,003
Total Health Care		22,958,601
Industrials—14.5%
Aircastle, Ltd.[1]	717,308	14,288,775
Emerson Electric Co.	131,141	9,309,700
Fastenal Co.[1]	275,790	19,456,985
Illinois Tool Works, Inc.	84,464	13,145,132
KAR Auction Services, Inc.	240,709	13,595,244
MSC Industrial Direct Co., Inc., Class A	159,841	13,370,700
Nielsen Holdings PLC	265,803	6,785,951
Thomson Reuters Corp. (Canada)[1]	136,942	8,468,493
United Parcel Service, Inc., Class B	116,406	12,364,645
Total Industrials		110,785,625
Information Technology—8.3%
Cisco Systems, Inc.	337,601	18,888,776
Corning, Inc.	608,933	19,394,516
CSG Systems International, Inc.	126,679	5,656,217
Intel Corp.	142,493	7,272,843
QUALCOMM, Inc.	140,305	12,084,470
Total Information Technology		63,296,822
Materials—4.1%
Linde PLC (Ireland)	46,470	8,376,682
LyondellBasell Industries NV, Class A	131,496	11,601,892
RPM International, Inc.	181,642	11,016,587
Total Materials		30,995,161
Real Estate—6.5%
Iron Mountain, Inc., REIT [1]	553,805	17,987,587
Ryman Hospitality Properties, Inc., REIT	115,687	9,208,685
Sabra Health Care REIT, Inc.[1]	484,604	9,478,854
Ventas, Inc., REIT	207,945	12,707,519
Total Real Estate		49,382,645
Utilities—1.6%
AmeriGas Partners LP, (MLP)	125,538	4,552,008

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities—1.6% (continued)
Dominion Resources, Inc.	101,176	$7,878,575
Total Utilities		12,430,583
Total Common Stocks (Cost $601,313,270)		754,987,178

	Principal Amount
Short-Term Investments—1.8%
Joint Repurchase Agreements—0.7%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,245,093 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000%—10.000%, 05/15/19—03/20/69, totaling $1,269,898)	$1,244,998	1,244,998
Citigroup Global Markets, Inc., dated 04/30/19, due 05/01/19, 2.770% total to be received $1,245,094 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.250%—8.500%, 05/25/19—04/20/69, totaling $1,269,898)	1,244,998	1,244,998
Credit Suisse AG, dated 04/30/19, due 05/01/19, 2.700% total to be received $261,770 (collateralized by various U.S. Treasuries, 0.000%—2.750%, 05/15/19—02/15/49, totaling $266,985)	261,750	261,750
HSBC Securities USA, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,245,093 (collateralized by various U.S. Government Agency Obligations, 3.000%—5.000%, 03/01/30— 12/01/48, totaling $1,269,898)	1,244,998	1,244,998

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $1,245,092 (collateralized by various U.S. Government Agency Obligations, 2.652%—7.000%, 04/01/34— 04/20/49, totaling $1,269,898)	$1,244,998	$1,244,998
Total Joint Repurchase Agreements		5,241,742

	Shares
Other Investment Companies—1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	2,665,276	2,665,276
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	2,665,277	2,665,277
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	2,746,043	2,746,043
Total Other Investment Companies		8,076,596
Total Short-Term Investments (Cost $13,318,338)		13,318,338
Total Investments—100.8% (Cost $614,631,608)		768,305,516
Other Assets, less Liabilities—(0.8)%		(5,803,272)
Net Assets—100.0%		$762,502,244

[1]

Some or all of these securities, amounting to $82,357,595 or 10.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

MLP Master Limited Partnership

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$754,987,178	—	—	$754,987,178
Short-Term Investments
Joint Repurchase Agreements	—	$5,241,742	—	5,241,742
Other Investment Companies	8,076,596	—	—	8,076,596

Total Investments in Securities	$763,063,774	$5,241,742	—	$768,305,516

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund II Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Energy	15.7
Financials	15.6
Industrials	14.2
Communication Services	11.5
Information Technology	8.9
Consumer Staples	8.8
Consumer Discretionary	8.7
Real Estate	6.8
Materials	4.3
Health Care	3.2
Utilities	1.5
Short-Term Investments	0.7
Other Assets Less Liabilities	0.1

TOP TEN HOLDINGS

Security Name	% of Net Assets
BB&T Corp.	3.3
U.S. Bancorp	3.0
Corning, Inc.	2.8
Target Corp.	2.7
Fastenal Co.	2.7
Comcast Corp., Class A	2.6
Cisco Systems, Inc.	2.6
Marathon Petroleum Corp.	2.6
Kimberly-Clark Corp.	2.5
Iron Mountain, Inc.	2.5

Top Ten as a Group	27.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Dividend All Cap Value Fund II Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—99.2%
Communication Services—11.5%
Cinemark Holdings, Inc.[1]	39,492	$1,660,639
Comcast Corp., Class A	47,191	2,054,224
The Interpublic Group of Cos., Inc.	50,111	1,152,553
Meredith Corp.	14,691	866,769
Omnicom Group, Inc.[1]	19,647	1,572,350
Verizon Communications, Inc.	28,459	1,627,570
Total Communication Services		8,934,105
Consumer Discretionary—8.7%
Cedar Fair LP, (MLP)	8,942	482,600
Extended Stay America, Inc.	83,137	1,488,983
Polaris Industries, Inc.[1]	6,092	587,269
Six Flags Entertainment Corp.	20,180	1,071,356
Starbucks Corp.	13,999	1,087,442
Target Corp.	26,985	2,089,179
Total Consumer Discretionary		6,806,829
Consumer Staples—8.8%
Kimberly-Clark Corp.	15,499	1,989,762
PepsiCo, Inc.	11,909	1,524,947
Unilever PLC, Sponsored ADR (United Kingdom)	24,005	1,459,504
Walgreens Boots Alliance, Inc.	15,304	819,835
Walmart, Inc.	10,102	1,038,890
Total Consumer Staples		6,832,938
Energy—15.7%
Chevron Corp.	8,010	961,681
Enterprise Products Partners LP, (MLP)	51,670	1,479,312
Exxon Mobil Corp.	16,966	1,362,030
Kinder Morgan, Inc.	91,662	1,821,324
Magellan Midstream Partners LP, (MLP)	25,818	1,600,974
Marathon Petroleum Corp.	32,866	2,000,553
Occidental Petroleum Corp.	15,226	896,507
Valero Energy Corp.	10,666	966,980
The Williams Cos., Inc.	42,230	1,196,376
Total Energy		12,285,737
Financials—15.6%
Axis Capital Holdings, Ltd. (Bermuda)	14,966	850,817
BB&T Corp.[1]	50,868	2,604,441
CNA Financial Corp.	17,662	818,280
Fidelity National Financial, Inc.	26,995	1,078,450
Lazard, Ltd., Class A	30,575	1,188,756
MetLife, Inc.	12,014	554,206
The PNC Financial Services Group, Inc.	12,045	1,649,322

	Shares	Value
U.S. Bancorp	44,346	$2,364,529
Wells Fargo & Co.	21,482	1,039,944
Total Financials		12,148,745
Health Care—3.2%
Amgen, Inc.	7,731	1,386,323
Bristol-Myers Squibb Co.	24,256	1,126,206
Total Health Care		2,512,529
Industrials—14.2%
Aircastle, Ltd.	29,016	577,999
Emerson Electric Co.	14,449	1,025,734
Fastenal Co.	29,565	2,085,811
Illinois Tool Works, Inc.	9,152	1,424,326
KAR Auction Services, Inc.	26,048	1,471,191
MSC Industrial Direct Co., Inc., Class A	17,395	1,455,092
Nielsen Holdings PLC	28,595	730,030
Thomson Reuters Corp. (Canada)	15,020	928,837
United Parcel Service, Inc., Class B	12,602	1,338,584
Total Industrials		11,037,604
Information Technology—8.9%
Cisco Systems, Inc.	36,164	2,023,376
Corning, Inc.	67,869	2,161,628
CSG Systems International, Inc.	13,772	614,920
Intel Corp.	15,401	786,067
QUALCOMM, Inc.	15,463	1,331,828
Total Information Technology		6,917,819
Materials—4.3%
Linde PLC (Ireland)	5,042	908,871
LyondellBasell Industries NV, Class A	14,329	1,264,248
RPM International, Inc.	19,981	1,211,847
Total Materials		3,384,966
Real Estate—6.8%
Iron Mountain, Inc., REIT [1]	59,076	1,918,789
Ryman Hospitality Properties, Inc., REIT	12,549	998,900
Sabra Health Care REIT, Inc.[1]	52,087	1,018,822
Ventas, Inc., REIT	22,811	1,393,980
Total Real Estate		5,330,491
Utilities—1.5%
AmeriGas Partners LP, (MLP)	9,363	339,502
Dominion Resources, Inc.	11,004	856,882
Total Utilities		1,196,384
Total Common Stocks (Cost $63,344,531)		77,388,147

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund II
Schedule of Portfolio Investments (continued)

	Shares	Value
Short-Term Investments—0.7%
Other Investment Companies—0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[2]	190,933	$190,933
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[2]	190,934	190,934
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[2]	196,719	196,719
Total Short-Term Investments (Cost $578,586)		578,586

Value
Total Investments—99.9% (Cost $63,923,117)	$77,966,733
Other Assets, less Liabilities—0.1%	60,264
Net Assets—100.0%	$78,026,997

[1]

Some or all of these securities, amounting to $7,527,154 or 9.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

MLP Master Limited Partnership

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$77,388,147	—	—	$77,388,147
Short-Term Investments
Other Investment Companies	578,586	—	—	578,586

Total Investments in Securities	$77,966,733	—	—	$77,966,733

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Managers Fairpointe Mid Cap Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	18.7
Communication Services	17.5
Consumer Discretionary	17.1
Information Technology	14.7
Consumer Staples	8.3
Health Care	7.8
Financials	7.2
Energy	3.9
Materials	2.6
Short-Term Investments	1.7
Other Assets Less Liabilities	0.5

TOP TEN HOLDINGS

Security Name	% of Net Assets
TEGNA, Inc.	4.3
Molson Coors Brewing Co., Class B	3.8
Mattel, Inc.	3.5
Meredith Corp.	3.5
Wabtec Corp.	3.1
Quest Diagnostics, Inc.	3.1
Bunge, Ltd.	3.0
Northern Trust Corp.	2.9
Juniper Networks, Inc.	2.9
Cars.com, Inc.	2.8

Top Ten as a Group	32.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Fairpointe Mid Cap Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—97.8%
Communication Services—17.5%
Cars.com, Inc.*	3,135,500	$65,249,755
Lions Gate Entertainment Corp., Class A	2,848,472	41,559,206
Lions Gate Entertainment Corp., Class B	2,220,522	30,199,099
Meredith Corp.	1,380,350	81,440,650
The New York Times Co., Class A	1,599,945	53,038,177
Scholastic Corp.	943,800	37,638,744
TEGNA, Inc.	6,357,800	101,216,176
Total Communication Services		410,341,807
Consumer Discretionary—17.1%
Cooper Tire & Rubber Co.	1,340,520	40,027,927
Gentex Corp.	1,596,500	36,767,395
Lear Corp.	209,700	29,987,100
LKQ Corp.*	1,888,600	56,846,860
Magna International, Inc. (Canada)	899,400	50,042,616
Mattel, Inc.*	6,685,700	81,498,683
Office Depot, Inc.	18,218,600	43,724,640
Whirlpool Corp.	450,100	62,482,882
Total Consumer Discretionary		401,378,103
Consumer Staples—8.3%
Bunge, Ltd.	1,316,900	69,018,729
Hormel Foods Corp.	924,400	36,920,536
Molson Coors Brewing Co., Class B	1,389,600	89,198,424
Total Consumer Staples		195,137,689
Energy—3.9%
McDermott International, Inc.*	6,550,601	52,994,362
TechnipFMC PLC (United Kingdom)	1,510,428	37,141,425
Total Energy		90,135,787
Financials—7.2%
Cincinnati Financial Corp.	496,800	47,782,224
Northern Trust Corp.	699,400	68,925,870
Raymond James Financial, Inc.	565,100	51,746,207
Total Financials		168,454,301
Health Care—7.8%
Patterson Cos., Inc.	2,626,150	57,355,116
Quest Diagnostics, Inc.	756,700	72,930,746
Varex Imaging Corp.*	578,306	18,991,569
Varian Medical Systems, Inc.*	240,800	32,789,736
Total Health Care		182,067,167

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value
Industrials—18.7%
AGCO Corp.	565,400	$40,019,012
Copa Holdings, S.A., Class A (Panama)	657,035	54,704,734
Donaldson Co., Inc.	815,208	43,646,236
ManpowerGroup, Inc.	462,500	44,418,500
Owens Corning	1,107,400	56,776,398
Stericycle, Inc.*	1,053,300	61,502,187
Wabtec Corp.	986,600	73,077,462
Werner Enterprises, Inc.	1,868,300	62,588,050
Total Industrials		436,732,579
Information Technology—14.7%
Akamai Technologies, Inc.*	492,800	39,453,568
Cree, Inc.*	560,173	37,021,834
Itron, Inc.*	505,098	27,103,559
Jabil, Inc.	1,569,800	47,423,658
Juniper Networks, Inc.	2,444,500	67,883,765
Nuance Communications, Inc.*	2,983,700	50,215,671
Teradata Corp.*	1,266,200	57,574,114
Unisys Corp.*	1,633,388	18,310,279
Total Information Technology		344,986,448
Materials—2.6%
Domtar Corp.	1,261,019	61,663,829
Total Common Stocks (Cost $1,919,647,459)		2,290,897,710
Short-Term Investments—1.7%
Other Investment Companies—1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[1]	12,691,503	12,691,503
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[1]	12,691,503	12,691,503
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[1]	13,076,094	13,076,094
Total Short-Term Investments (Cost $38,459,100)		38,459,100
Total Investments—99.5% (Cost $1,958,106,559)		2,329,356,810
Other Assets, less Liabilities—0.5%		12,772,732
Net Assets—100.0%		$2,342,129,542

The accompanying notes are an integral part of these financial statements.

AMG Managers Fairpointe Mid Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$2,290,897,710	—	—	$2,290,897,710
Short-Term Investments
Other Investment Companies	38,459,100	—	—	38,459,100

Total Investments in Securities	$2,329,356,810	—	—	$2,329,356,810

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Managers LMCG Small Cap Growth Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Health Care	43.0
Information Technology	23.5
Consumer Discretionary	17.7
Communication Services	6.9
Industrials	4.8
Financials	1.6
Short-Term Investments	7.3
Other Assets Less Liabilities	(4.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Marriott Vacations Worldwide Corp.	5.1
Red Rock Resorts, Inc., Class A	5.0
Addus HomeCare Corp.	4.2
GTT Communications, Inc.	4.1
AtriCure, Inc.	4.0
LHC Group, Inc.	3.9
Mimecast, Ltd. (Jersey)	3.8
Sinclair Broadcast Group, Inc., Class A	3.5
Merit Medical Systems, Inc.	3.3
Molina Healthcare, Inc.	3.1

Top Ten as a Group	40.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers LMCG Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—97.5%
Communication Services—6.9%
Boingo Wireless, Inc.*,1	69,539	$1,581,317
Gray Television, Inc.*	14,469	339,009
Sinclair Broadcast Group, Inc., Class A	63,317	2,899,285
Zayo Group Holdings, Inc.*	26,420	826,682
Total Communication Services		5,646,293
Consumer Discretionary—17.7%
BJ’s Restaurants, Inc.	13,713	684,416
Dine Brands Global, Inc.	16,134	1,430,440
Eldorado Resorts, Inc.*,1	22,672	1,119,317
Five Below, Inc.*	4,273	625,524
Marriott Vacations Worldwide Corp.	39,824	4,206,609
Ollie’s Bargain Outlet Holdings, Inc.*,1	5,796	554,329
Pool Corp.	2,901	533,030
Red Rock Resorts, Inc., Class A	152,697	4,119,765
Sleep Number Corp.*	7,527	261,940
Texas Roadhouse, Inc.	11,030	595,730
Wingstop, Inc.	4,380	329,683
Total Consumer Discretionary		14,460,783
Financials—1.6%
Kinsale Capital Group, Inc.	13,448	976,325
Trupanion, Inc.*,1	10,075	330,460
Total Financials		1,306,785
Health Care—43.0%
Addus HomeCare Corp.*	50,193	3,408,105
Agios Pharmaceuticals, Inc.*,1	12,677	708,898
Amedisys, Inc.*	4,715	602,671
Amicus Therapeutics, Inc.*	38,728	516,632
AtriCure, Inc.*	108,411	3,254,498
Blueprint Medicines Corp.*	3,849	291,023
CryoLife, Inc.*	42,579	1,305,472
Encompass Health Corp.	32,664	2,105,195
Haemonetics Corp.*	19,832	1,730,937
HMS Holdings Corp.*	44,037	1,340,046
Inogen, Inc.*,1	27,134	2,368,798
Intercept Pharmaceuticals, Inc.*	4,006	345,237
Intersect ENT, Inc.*	17,723	575,820
iRhythm Technologies, Inc.*,1	19,241	1,468,281
LHC Group, Inc.*	28,460	3,162,191
Ligand Pharmaceuticals, Inc.*	8,951	1,126,483
Merit Medical Systems, Inc.*,1	48,109	2,702,764
Molina Healthcare, Inc.*	19,535	2,532,322

	Shares	Value
Nuvectra Corp.*	59,276	$559,565
Penumbra, Inc.*,1	2,574	346,203
R1 RCM, Inc.*	124,273	1,301,138
Sarepta Therapeutics, Inc.*,1	3,911	457,352
Syneos Health, Inc.*,1	16,893	792,789
Tandem Diabetes Care, Inc.*,1	15,868	974,454
Teladoc Health, Inc.*,1	20,508	1,166,495
Total Health Care		35,143,369
Industrials—4.8%
ASGN, Inc.*	17,267	1,088,512
Curtiss-Wright Corp.	4,212	479,915
Insperity, Inc.	6,029	720,827
Tetra Tech, Inc.	13,507	874,173
TriNet Group, Inc.*	12,259	764,226
Total Industrials		3,927,653
Information Technology—23.5%
2U, Inc.*,1	36,733	2,222,346
Avalara, Inc.*	17,693	1,041,587
Entegris, Inc.	19,669	803,675
Envestnet, Inc.*,1	33,389	2,370,285
Fair Isaac Corp.*	1,749	489,283
GTT Communications, Inc.*,1	80,120	3,361,034
Mimecast, Ltd. (Jersey)*	60,694	3,126,348
Paylocity Holding Corp.*	20,938	2,021,564
RealPage, Inc.*,1	32,194	2,099,371
Zuora, Inc., Class A*,1	75,303	1,664,196
Total Information Technology		19,199,689
Total Common Stocks (Cost $69,221,572)		79,684,572

	Principal Amount
Short-Term Investments—7.3%
Joint Repurchase Agreements—4.9%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,000,077 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000%—10.000%, 05/15/19—03/20/69, totaling $1,020,000)	$1,000,000	1,000,000
Citigroup Global Markets, Inc., dated 04/30/19, due 05/01/19, 2.770% total to be received $1,000,077 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.250%—8.500%, 05/25/19—04/20/69, totaling $1,020,000)	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Joint Repurchase Agreements—4.9%[2] (continued)
Credit Suisse AG, dated 04/30/19, due 05/01/19, 2.700% total to be received $1,826 (collateralized by various U.S. Treasuries, 0.000%—2.750%, 05/15/19—02/15/49, totaling $1,863)	$1,826	$1,826
HSBC Securities USA, Inc., dated 04/30/19, due 05/01/19, 2.750% total to be received $1,000,076 (collateralized by various U.S. Treasuries, 0.000%—7.125%, 10/03/19—02/15/49, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $1,000,076 (collateralized by various U.S. Government Agency Obligations, 2.652%—7.000%, 04/01/34—04/20/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		4,001,826

	Shares	Value
Other Investment Companies—2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	660,985	$660,985
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	660,985	660,985
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	681,015	681,015
Total Other Investment Companies		2,002,985
Total Short-Term Investments (Cost $6,004,811)		6,004,811
Total Investments—104.8% (Cost $75,226,383)		85,689,383
Other Assets, less Liabilities—(4.8)%		(3,931,547)
Net Assets—100.0%		$81,757,836

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $17,652,463 or 21.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$79,684,572	—	—	$79,684,572
Short-Term Investments
Joint Repurchase Agreements	—	$4,001,826	—	4,001,826
Other Investment Companies	2,002,985	—	—	2,002,985

Total Investments in Securities	$81,687,557	$4,001,826	—	$85,689,383

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	23.6
Communication Services	15.3
Financials	14.8
Information Technology	14.6
Consumer Discretionary	13.9
Health Care	5.1
Consumer Staples	4.8
Energy	2.0
Real Estate	0.4
Short-Term Investments	6.2
Other Assets Less Liabilities	(0.7)

TOP TEN HOLDINGS

Security Name	% of Net Assets
GCI Liberty, Inc., Class A	4.3
Cannae Holdings, Inc.	4.0
White Mountains Insurance Group, Ltd.	3.8
Hostess Brands, Inc.	3.6
Premier, Inc., Class A	3.2
Liberty Broadband Corp., Class C	3.1
LKQ Corp.	3.0
Discovery, Inc., Class C	2.7
Liberty Expedia Holdings, Inc., Class A	2.6
UniFirst Corp.	2.6

Top Ten as a Group	32.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—94.5%
Communication Services—15.3%
Discovery, Inc., Class C*	74,488	$2,142,275
Entercom Communications Corp., Class A	39,779	273,680
GCI Liberty, Inc., Class A*	58,325	3,477,336
The Interpublic Group of Cos., Inc.	16,918	389,114
Liberty Broadband Corp., Class C*	25,134	2,480,977
Liberty Latin America, Ltd., Class A*	37,972	794,754
Liberty Latin America, Ltd., Class C*	63,845	1,330,530
MSG Networks, Inc., Class A*	60,183	1,386,014
Total Communication Services		12,274,680
Consumer Discretionary—13.9%
Advance Auto Parts, Inc.	2,194	364,906
Aramark	41,976	1,304,614
Biglari Holdings, Inc., Class A*	236	173,932
Biglari Holdings, Inc., Class B*	1,063	148,108
Extended Stay America, Inc.	110,579	1,980,470
J Alexander’s Holdings, Inc.*	27,977	307,467
Liberty Expedia Holdings, Inc., Class A*	45,933	2,132,210
LKQ Corp.*	79,911	2,405,321
Motorcar Parts of America, Inc.*,1	40,404	834,747
Murphy USA, Inc.*	14,847	1,268,973
Sleep Number Corp.*	7,423	258,320
Total Consumer Discretionary		11,179,068
Consumer Staples—4.8%
Hostess Brands, Inc.*,1	217,615	2,916,041
Ingles Markets, Inc., Class A	35,306	969,150
Total Consumer Staples		3,885,191
Energy—2.0%
PBF Energy, Inc., Class A	30,907	1,037,857
World Fuel Services Corp.	19,080	588,618
Total Energy		1,626,475
Financials—14.8%
Axis Capital Holdings, Ltd. (Bermuda)	29,144	1,656,837
Cannae Holdings, Inc.*	124,675	3,200,407
FGL Holdings (Bermuda)[1]	134,302	1,145,596
Genworth Financial, Inc., Class A*	56,503	214,147
Health Insurance Innovations, Inc., Class A*,1	21,539	502,290
Jefferies Financial Group, Inc.	38,111	783,943
Oaktree Specialty Lending Corp., BDC	252,426	1,332,809
White Mountains Insurance Group, Ltd.	3,259	3,060,331
Total Financials		11,896,360

	Shares	Value
Health Care—5.1%
Computer Programs & Systems, Inc.	13,545	$411,632
Patterson Cos., Inc.[1]	49,277	1,076,210
Premier, Inc., Class A*,1	78,252	2,600,314
Total Health Care		4,088,156
Industrials—23.6%
Air Transport Services Group, Inc.*	78,447	1,845,858
Argan, Inc.	22,082	1,055,961
Armstrong Flooring, Inc.*	46,597	675,191
Armstrong World Industries, Inc.	18,256	1,582,248
Atkore International Group, Inc.*	16,811	416,240
Colfax Corp.*,1	33,794	1,019,565
Cubic Corp.	20,566	1,167,737
Forward Air Corp.	10,957	693,797
Kansas City Southern	11,467	1,412,046
MSC Industrial Direct Co., Inc., Class A	12,775	1,068,629
Nielsen Holdings PLC	63,620	1,624,219
PICO Holdings, Inc.*	30,334	346,718
Resideo Technologies, Inc.*	11,395	258,666
Resources Connection, Inc.	30,110	483,567
UniFirst Corp.	13,003	2,056,164
Viad Corp.	27,829	1,706,196
WageWorks, Inc.*	31,658	1,544,594
Total Industrials		18,957,396
Information Technology—14.6%
Avaya Holdings Corp.*,1	107,341	2,048,066
CDK Global, Inc.	25,447	1,534,963
Conduent, Inc.*	103,118	1,323,004
CSG Systems International, Inc.	28,879	1,289,447
NCR Corp.*	48,699	1,409,836
Sabre Corp.	92,875	1,928,085
Sykes Enterprises, Inc.*	11,194	310,634
Tech Data Corp.*	13,422	1,430,919
Verra Mobility Corp.*,1	34,094	460,951
Total Information Technology		11,735,905
Real Estate—0.4%
Newmark Group, Inc., Class A	35,549	302,878
Total Common Stocks (Cost $69,257,214)		75,946,109

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments—6.2%
Joint Repurchase Agreements—0.7%[2]
Mizuho Securities USA, LLC, dated 04/30/19, due 05/01/19, 2.720% total to be received $555,393 (collateralized by various U.S. Treasuries, 0.000%—2.875%, 05/28/19—11/15/46, totaling $566,458)	$555,351	$555,351

	Shares
Other Investment Companies—5.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	1,461,056	1,461,056
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	1,461,056	1,461,056
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	1,505,330	1,505,330
Total Other Investment Companies		4,427,442
Total Short-Term Investments (Cost $4,982,793)		4,982,793

Value
Total Investments—100.7% (Cost $74,240,007)	$80,928,902
Other Assets, less Liabilities—(0.7)%	(538,949)
Net Assets—100.0%	$80,389,953

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $8,622,708 or 10.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

BDC Business Development Company

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$75,946,109	—	—	$75,946,109
Short-Term Investments
Joint Repurchase Agreements	—	$555,351	—	555,351
Other Investment Companies	4,427,442	—	—	4,427,442

Total Investments in Securities	$80,373,551	$555,351	—	$80,928,902

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	24.1
Information Technology	17.2
Financials	15.1
Consumer Discretionary	11.6
Communication Services	6.2
Consumer Staples	6.0
Health Care	5.9
Energy	3.5
Real Estate	0.4
Short-Term Investments	11.2
Other Assets Less Liabilities	(1.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Cannae Holdings, Inc.	4.5
White Mountains Insurance Group, Ltd.	3.9
Hostess Brands, Inc.	3.5
Premier, Inc., Class A	3.3
UniFirst Corp.	3.0
Liberty Latin America, Ltd., Class C	2.8
Liberty Expedia Holdings, Inc., Class A	2.8
Air Transport Services Group, Inc.	2.7
Extended Stay America, Inc.	2.5
Avaya Holdings Corp.	2.5

Top Ten as a Group	31.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks—90.0%
Communication Services—6.2%
Cars.com, Inc.*,1	57,835	$1,203,546
Emerald Expositions Events, Inc., Institutional Shares[1]	44,803	629,482
Entercom Communications Corp., Class A	299,096	2,057,781
Liberty Latin America, Ltd., Class C*,1	489,562	10,202,472
MSG Networks, Inc., Class A*,1	267,151	6,152,488
TechTarget, Inc.*,1	130,418	2,176,676
Total Communication Services		22,422,445
Consumer Discretionary—11.6%
Asbury Automotive Group, Inc.*,1	34,865	2,795,476
Biglari Holdings, Inc., Class A*	1,388	1,022,956
Biglari Holdings, Inc., Class B*,1	9,412	1,311,374
Camping World Holdings, Inc., Class A1	76,921	1,147,661
Extended Stay America, Inc.	503,419	9,016,234
J Alexander’s Holdings, Inc.*	304,027	3,341,257
Liberty Expedia Holdings, Inc., Class A*	214,897	9,975,519
Motorcar Parts of America, Inc.*,1	208,807	4,313,953
Murphy USA, Inc.*	91,048	7,781,872
Sleep Number Corp.*	33,605	1,169,454
Total Consumer Discretionary		41,875,756
Consumer Staples—6.0%
Casey’s General Stores, Inc.	16,036	2,122,365
The Hain Celestial Group, Inc.*,1	57,724	1,259,538
Hostess Brands, Inc.*,1	949,264	12,720,137
Ingles Markets, Inc., Class A	209,079	5,739,218
Total Consumer Staples		21,841,258
Energy—3.5%
Evolution Petroleum Corp.	288,821	2,030,412
Gran Tierra Energy, Inc.*	550,650	1,316,054
PBF Energy, Inc., Class A	149,411	5,017,221
QEP Resources, Inc.*	128,499	966,312
World Fuel Services Corp.	113,340	3,496,539
Total Energy		12,826,538
Financials—15.1%
American National Insurance Co.	29,955	3,393,602
Cannae Holdings, Inc.*	632,780	16,243,463
Capital Southwest Corp., BDC	133,356	2,867,154
FGL Holdings (Bermuda)[1]	603,029	5,143,837
First Citizens BancShares, Inc., Class A	7,618	3,414,769
Genworth Financial, Inc., Class A*	319,131	1,209,506
Health Insurance Innovations, Inc., Class A*,1	99,267	2,314,906

	Shares	Value
Oaktree Specialty Lending Corp., BDC	1,084,449	$5,725,891
White Mountains Insurance Group, Ltd.	15,093	14,172,931
Total Financials		54,486,059
Health Care—5.9%
Computer Programs & Systems, Inc.	146,183	4,442,501
Patterson Cos., Inc.[1]	221,972	4,847,869
Premier, Inc., Class A*,1	361,239	12,003,972
Total Health Care		21,294,342
Industrials—24.1%
Air Transport Services Group, Inc.*	410,940	9,669,418
Argan, Inc.	111,330	5,323,801
Armstrong Flooring, Inc.*	229,401	3,324,020
Armstrong World Industries, Inc.	102,087	8,847,880
Atkore International Group, Inc.*	76,821	1,902,088
Barrett Business Services, Inc.	46,549	3,391,560
Colfax Corp.*,1	160,052	4,828,769
Cubic Corp.[1]	100,855	5,726,547
Forward Air Corp.	65,449	4,144,231
Kelly Services, Inc., Class A	90,014	2,003,712
PICO Holdings, Inc.*	263,664	3,013,679
Resideo Technologies, Inc.*	51,574	1,170,730
Resources Connection, Inc.	238,109	3,824,031
SP Plus Corp.*	92,534	3,194,274
UniFirst Corp.	69,755	11,030,358
Viad Corp.	143,743	8,812,883
WageWorks, Inc.*	143,769	7,014,489
Total Industrials		87,222,470
Information Technology—17.2%
ACI Worldwide, Inc.*	97,852	3,475,703
Avaya Holdings Corp.*,1	467,438	8,918,717
Computer Services, Inc.	134,170	8,754,592
Conduent, Inc.*	422,007	5,414,350
CSG Systems International, Inc.	158,523	7,078,052
Ituran Location and Control, Ltd. (Israel)	175,431	6,450,598
NCR Corp.*,1	209,780	6,073,131
OSI Systems, Inc.*,1	43,750	3,943,187
Sykes Enterprises, Inc.*	109,697	3,044,092
Tech Data Corp.*	61,864	6,595,321
Verra Mobility Corp.*,1	171,763	2,322,236
Total Information Technology		62,069,979

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate—0.4%
Newmark Group, Inc., Class A	186,963	$1,592,925
Total Common Stocks (Cost $269,015,959)		325,631,772

	Principal Amount
Short-Term Investments—11.2%
Joint Repurchase Agreements—0.8%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,000,077 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000%—10.000%, 05/15/19—03/20/69, totaling $1,020,000)	$1,000,000	1,000,000
Citigroup Global Markets, Inc., dated 04/30/19, due 05/01/19, 2.750% total to be received $20,497 (collateralized by various U.S. Treasuries, 0.000%—2.125%, 05/09/19— 09/30/21, totaling $20,905)	20,495	20,495
HSBC Securities USA, Inc., dated 04/30/19, due 05/01/19, 2.750% total to be received $1,000,076 (collateralized by various U.S. Treasuries, 0.000%—7.125%, 10/03/19— 02/15/49, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $1,000,076 (collateralized by various U.S. Government Agency Obligations, 7.000%, 04/01/34—04/20/49, totaling $1,020,000)	$1,000,000	$1,000,000
Total Joint Repurchase Agreements		3,020,495

	Shares
Other Investment Companies—10.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	12,365,550	12,365,550
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	12,365,550	12,365,550
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	12,740,263	12,740,263
Total Other Investment Companies		37,471,363
Total Short-Term Investments (Cost $40,491,858)		40,491,858
Total Investments—101.2% (Cost $309,507,817)		366,123,630
Other Assets, less Liabilities—(1.2)%		(4,364,771)
Net Assets—100.0%		$361,758,859

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $52,397,003 or 14.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

BDC Business Development Company

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$325,631,772	—	—	$325,631,772
Short-Term Investments
Joint Repurchase Agreements	—	$3,020,495	—	3,020,495
Other Investment Companies	37,471,363	—	—	37,471,363

Total Investments in Securities	$363,103,135	$3,020,495	—	$366,123,630

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Managers Silvercrest Small Cap Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	%of Net Assets
Financials	21.2
Industrials	18.4
Information Technology	14.8
Consumer Discretionary	10.2
Real Estate	7.7
Health Care	6.6
Materials	5.8
Energy	4.9
Utilities	3.4
Consumer Staples	3.1
Communication Services	2.0
Short-Term Investments	1.9
Other Assets Less Liabilities[1]	(0.0)

[1]	Less than 0.05%

TOP TEN HOLDINGS

Security Name	% of Net Assets
IBERIABANK Corp.	3.2
BancorpSouth Bank	3.1
Independent Bank Corp.	3.0
Selective Insurance Group, Inc.	2.7
Brooks Automation, Inc.	2.7
Glacier Bancorp, Inc.	2.6
SYNNEX Corp.	2.5
CVB Financial Corp.	2.4
QTS Realty Trust, Inc., Class A	2.4
Pebblebrook Hotel Trust	2.4

Top Ten as a Group	27.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Silvercrest Small Cap Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks - 98.1%
Communication Services - 2.0%
Meredith Corp.	79,815	$4,709,085
Consumer Discretionary - 10.2%
Carter’s, Inc.[1]	25,800	2,732,478
Dana, Inc.	167,140	3,259,230
La-Z-Boy, Inc.	149,905	4,916,884
Lithia Motors, Inc., Class A	9,915	1,125,551
Murphy USA, Inc.*	15,600	1,333,332
Oxford Industries, Inc.	33,980	2,822,379
Stoneridge, Inc.*	91,100	2,863,273
Visteon Corp.*,1	12,520	826,570
Wolverine World Wide, Inc.	111,460	4,102,843
Total Consumer Discretionary		23,982,540
Consumer Staples - 3.1%
Central Garden & Pet Co., Class A*	67,270	1,646,770
J&J Snack Foods Corp.[1]	24,008	3,773,577
Lancaster Colony Corp.	12,677	1,885,197
Total Consumer Staples		7,305,544
Energy - 4.9%
Callon Petroleum Co.*,1	326,310	2,450,588
Magnolia Oil & Gas Corp.*,1	203,270	2,679,099
Matador Resources Co.*,1	221,645	4,364,190
Select Energy Services, Inc., Class A*,1	175,485	2,021,587
Total Energy		11,515,464
Financials - 21.2%
BancorpSouth Bank[1]	242,820	7,401,154
CVB Financial Corp.	261,710	5,679,107
Glacier Bancorp, Inc.[1]	142,140	6,053,743
Horace Mann Educators Corp.	88,279	3,405,804
IBERIABANK Corp.	94,439	7,507,900
Independent Bank Corp.	88,663	7,113,432
Selective Insurance Group, Inc.	89,250	6,364,417
South State Corp.	41,330	3,127,028
Synovus Financial Corp.	83,331	3,071,581
Total Financials		49,724,166
Health Care - 6.6%
Allscripts Healthcare Solutions, Inc.*,1	292,210	2,884,113
AMN Healthcare Services, Inc.*	67,620	3,520,297
ICU Medical, Inc.*	11,747	2,672,442
Integer Holdings Corp.*	54,200	3,744,678
Natus Medical, Inc.*	102,475	2,742,231
Total Health Care		15,563,761

	Shares	Value
Industrials - 18.4%
ABM Industries, Inc.[1]	63,580	$2,414,133
Advanced Disposal Services, Inc.*	60,030	1,941,370
Altra Industrial Motion Corp.	116,935	4,383,893
BMC Stock Holdings, Inc.*	151,625	3,120,442
Casella Waste Systems, Inc., Class A*	82,990	3,097,187
EMCOR Group, Inc.	25,566	2,151,123
ESCO Technologies, Inc.	67,830	5,087,250
Forward Air Corp.	44,290	2,804,443
Gibraltar Industries, Inc.*	80,970	3,212,080
Knoll, Inc.	141,525	3,090,906
Mueller Water Products, Inc., Class A	328,635	3,526,254
Resideo Technologies, Inc.*	111,290	2,526,283
Standex International Corp.	31,235	2,063,696
US Ecology, Inc.	64,754	3,950,642
Total Industrials		43,369,702
Information Technology - 14.8%
ACI Worldwide, Inc.*	144,457	5,131,113
Brooks Automation, Inc.[1]	166,895	6,260,231
Littelfuse, Inc.	8,100	1,628,505
Methode Electronics, Inc.	108,325	3,196,671
MKS Instruments, Inc.	29,620	2,695,716
Plexus Corp.*	64,575	3,886,124
Rogers Corp.*,1	19,900	3,333,648
Semtech Corp.*	54,320	2,926,218
SYNNEX Corp.	53,890	5,813,653
Total Information Technology		34,871,879
Materials - 5.8%
HB Fuller Co.	95,505	4,676,880
Ingevity Corp.*	24,970	2,871,799
Minerals Technologies, Inc.	60,300	3,785,031
PH Glatfelter Co.	149,428	2,357,974
Total Materials		13,691,684
Real Estate - 7.7%
EastGroup Properties, Inc., REIT [1]	24,383	2,787,708
Pebblebrook Hotel Trust, REIT [1]	171,725	5,591,366
Physicians Realty Trust, REIT	221,475	3,999,839
QTS Realty Trust, Inc., Class A, REIT [1]	124,390	5,641,086
Total Real Estate		18,019,999
Utilities - 3.4%
MGE Energy, Inc.	36,838	2,497,248

The accompanying notes are an integral part of these financial statements.

AMG Managers Silvercrest Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 3.4% (continued)
ONE Gas, Inc.	61,025	$5,401,933
Total Utilities		7,899,181
Total Common Stocks
(Cost $210,868,554)		230,653,005
Short-Term Investments - 1.9%
Other Investment Companies - 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[2]	1,506,689	1,506,689
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[2]	1,506,689	1,506,689
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[2]	1,552,346	1,552,346
Total Short-Term Investments
(Cost $4,565,724)		4,565,724

Value
Total Investments - 100.0%
(Cost $215,434,278)	$235,218,729
Other Assets, less Liabilities - (0.0)%#	(36,321)
Net Assets - 100.0%	$235,182,408

*	Non-income producing security.
#	Less than 0.05%.
[1]

Some or all of these securities, amounting to $25,671,521 or 10.9% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$230,653,005	—	—	$230,653,005
Short-Term Investments
Other Investment Companies	4,565,724	—	—	4,565,724

Total Investments in Securities	$235,218,729	—	—	$235,218,729

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Corporate Bonds and Notes	31.0
U.S. Government and Agency Obligations	29.3
Mortgage-Backed Securities	15.9
Asset-Backed Securities	10.2
Investment Companies	4.7
Floating Rate Senior Loan Interests	3.0
Foreign Government Obligations	1.4
Municipal Bonds	0.1
Common Stocks[1]	0.0
Short-Term Investments	5.5
Other Assets Less Liabilities	(1.1)

[1]	Less than 0.05%

Rating	% of Market Value[2]
U.S. Government and Agency Obligations	34.2
Aaa	3.3
Aa	2.0
A	9.8
Baa	19.9
Ba	9.9
B	7.4
Caa & lower	6.3
N/R	7.2

[2]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
DoubleLine Global Bond Fund, Class I	4.7
Fannie Mae, 3.500%, 03/01/46	1.3
U.S. Treasury Notes, 2.250%, 10/31/24	1.0
Fannie Mae REMICS, Series 2013-5, Class EZ, 2.000%, 08/25/42	1.0
Fannie Mae REMICS, Series 2016-24, Class NZ, 3.000%, 05/25/46	0.9
Lehman XS Trust, Series 2007-12N, Class 1A3A, 2.677%, 07/25/47	0.9
U.S. Treasury Notes, 1.875%, 04/30/22	0.9
U.S. Treasury Inflation Indexed Bonds, 1.000%, 02/15/46	0.9
U.S. Treasury Notes, 1.750%, 05/31/22	0.9
Fannie Mae REMICS, Series 2013-8, Class Z, 3.000%, 02/25/43	0.9

Top Ten as a Group	13.4

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Principal Amount	Value
Corporate Bonds and Notes - 31.0%
Financials - 9.0%
A.S.P AMC Merger Sub, Inc. 8.000%, 05/15/25[1]	$98,000	$63,210
Acrisure LLC/Acrisure Finance, Inc. 8.125%, 02/15/24[1]	105,000	109,988
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.500%, 01/15/25	485,000	473,088
Air Lease Corp.
3.750%, 02/01/22	430,000	436,096
2.750%, 01/15/23	70,000	68,718
Alexandria Real Estate Equities, Inc. 4.000%, 01/15/24	365,000	380,566
Alliant Holdings Intermediate LLC 8.250%, 08/01/23[1]	210,000	216,825
Ally Financial, Inc.
4.125%, 03/30/20	420,000	423,150
4.250%, 04/15/21	90,000	91,463
American Express Co. 2.500%, 08/01/22	520,000	514,819
American Tower Corp.
4.400%, 02/15/26	1,300,000	1,363,764
3.600%, 01/15/28	525,000	518,215
AssuredPartners, Inc. 7.000%, 08/15/25[1]	180,000	171,000
Athene Global Funding 3.000%, 07/01/22[1]	565,000	564,769
AXA Equitable Holdings, Inc. 3.900%, 04/20/23	560,000	575,907
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia) 4.875%, 04/21/25	300,000	312,750
Banco BTG Pactual SA/Cayman Islands (Cayman Islands) 7.750%, 02/15/29[1,2]	1,250,000	1,276,875
Banco BTG Pactual SA/Luxembourg (Luxembourg) 8.750%, 03/18/68[2,3]	200,000	202,650
Banco de Reservas de la Republica Dominicana (Dominican Republic)
7.000%, 02/01/23[1]	300,000	310,500
7.000%, 02/01/23	200,000	207,000
Banco do Brasil SA/Cayman (Cayman Islands) 6.250%, 10/15/67[2,3]	2,000,000	1,812,000
Banco General SA (Panama) 4.125%, 08/07/27	300,000	297,405
Banco Internacional del Peru SAA Interbank (Peru) (3 month LIBOR + 6.740%) 8.500%, 04/23/70[4]	500,000	524,005

	Principal Amount	Value
Banco Macro SA (Argentina)
6.750%, 11/04/26[2]	$950,000	$750,509
6.750%, 11/04/26[1,2]	200,000	158,002
Banco Mercantil del Norte SA/Grand Cayman (Cayman Islands)
5.750%, 10/04/31[2,5]	400,000	393,400
6.875%, 10/06/67[2,3]	500,000	516,375
7.625%, 10/06/67[2,3]	1,200,000	1,251,600
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) 5.950%, 10/01/28[1,2]	550,000	579,150
Banco Santander SA (Spain) (3 month LIBOR + 1.090%) 3.741%, 02/23/23[4]	600,000	598,206
Bancolombia SA (Colombia) 4.875%, 10/18/27[2]	600,000	610,500
Banistmo SA (Panama) 3.650%, 09/19/22[1]	200,000	199,000
Bank of America Corp. (3 month LIBOR + 1.210%) 3.974%, 02/07/30[4]	495,000	506,146
Bank of Montreal (Canada) 3.803%, 12/15/32[2]	450,000	438,205
Bank of New Zealand (New Zealand) 3.500%, 02/20/24[1]	510,000	518,186
The Bank of Nova Scotia (Canada) 3.400%, 02/11/24[5]	375,000	381,966
Bantrab Senior Trust (Cayman Islands) 9.000%, 11/14/20	150,000	153,339
Barclays PLC (United Kingdom) (3 month LIBOR + 1.380%) 4.063%, 05/16/24[4]	440,000	436,490
BBVA Bancomer SA/Texas
5.350%, 11/12/29[2,5]	400,000	393,004
5.125%, 01/18/33[2,5]	1,900,000	1,807,375
BDO Unibank, Inc., EMTN (Philippines) 2.950%, 03/06/23	1,000,000	985,200
BNP Paribas SA (France) 3.375%, 01/09/25[1]	420,000	415,685
BOC Aviation, Ltd. (Singapore) (3 month LIBOR + 1.125%) 3.735%, 09/26/23[1,4]	500,000	501,062
Boston Properties LP 4.125%, 05/15/21	486,000	497,394
Brighthouse Financial Inc. 3.700%, 06/22/27	515,000	477,095
Capital One Financial Corp. (3 month LIBOR + 0.720%) 3.303%, 01/30/23[4]	120,000	119,374
CFX Escrow Corp. 6.000%, 02/15/24[1]	75,000	78,188

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 9.0% (continued)
CFX Escrow Corp. 6.375%, 02/15/26[1]	$95,000	$100,700
The Charles Schwab Corp. 3.550%, 02/01/24	485,000	502,178
Citigroup, Inc. (3 month LIBOR + 1.100%) 3.783%, 05/17/24[4]	825,000	833,322
Commonwealth Bank of Australia (Australia) (3 month LIBOR + 0.820%) 3.435%, 06/04/24[1,4]	585,000	588,336
Credit Acceptance Corp. 6.625%, 03/15/26[1]	135,000	142,256
Credit Agricole SA/London (United Kingdom) 3.750%, 04/24/23[1]	545,000	553,920
Credit Suisse Group AG (Switzerland) (3 month LIBOR + 1.240%) 3.837%, 06/12/24[1,4]	430,000	431,052
Credito Real SAB de CV (Mexico) 9.500%, 02/07/26[1]	700,000	757,225
Credito Real SAB de CV SOFOM ER (Mexico) 9.125%, 05/29/67[2,3]	800,000	798,000
Crown Castle International Corp.
3.700%, 06/15/26	600,000	602,779
4.000%, 03/01/27	775,000	787,880
3.650%, 09/01/27	590,000	585,157
DBS Group Holdings, Ltd., GMTN (Singapore) 3.600%, 03/07/68[2,3]	1,379,000	1,358,315
Discover Financial Services 4.100%, 02/09/27	730,000	732,356
ESH Hospitality, Inc. 5.250%, 05/01/25[1]	245,000	246,531
Gilex Holding Sarl (Colombia)
8.500%, 05/02/23[1]	200,000	212,800
8.500%, 05/02/23	450,000	478,800
Global Bank Corp. (Panama)
4.500%, 10/20/21	900,000	915,750
(3 month LIBOR + 3.300%), 5.250%, 04/16/29[1,4]	600,000	610,500
The Goldman Sachs Group, Inc.
(3 month LIBOR + 0.780%), 3.363%, 10/31/22[4]	245,000	245,235
(3 month LIBOR + 1.170%), 3.854%, 05/15/26[4]	470,000	466,369
HSBC Holdings PLC (United Kingdom) (3 month LIBOR + 1.380%) 3.977%, 09/12/26[4]	750,000	753,831
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
6.250%, 02/01/22	110,000	113,606
6.375%, 12/15/25	145,000	151,525
Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	500,000	507,500
Interoceanica IV Finance, Ltd. (Cayman Islands) 0.000%, 11/30/25[6]	1,469,269	1,291,429

	Principal Amount	Value
Itau Unibanco Holding SA/Cayman Island (Cayman Islands) 6.500%, 09/19/67[2,3]	$1,300,000	$1,303,250
Liberty Mutual Group, Inc. 6.500%, 05/01/42[1]	689,000	862,715
Lions Gate Capital Holdings LLC 6.375%, 02/01/24[1]	140,000	146,825
Lloyds Banking Group PLC (United Kingdom) (3 month LIBOR + 1.205%) 3.574%, 11/07/28[4]	630,000	613,277
Macquarie Group, Ltd. (Australia)
(3 month LIBOR + 1.023%), 3.189%, 11/28/23[1,4]	185,000	183,734
(3 month LIBOR + 1.330%), 4.150%, 03/27/24[1,4]	295,000	301,690
Malayan Banking Bhd (Malaysia) 3.905%, 10/29/26[2]	1,800,000	1,805,238
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.750%, 02/01/27[1]	95,000	100,106
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 month LIBOR + 0.740%) 3.355%, 03/02/23[4]	570,000	570,052
Morgan Stanley (3 month LIBOR + 1.340%) 3.591%, 07/22/28[4]	585,000	585,221
MPT Operating Partnership LP/MPT Finance Corp.
5.250%, 08/01/26	90,000	92,025
5.000%, 10/15/27	205,000	206,025
Nationstar Mortgage Holdings Inc. 8.125%, 07/15/23[1]	120,000	121,200
Navient Corp. 6.500%, 06/15/22	175,000	184,844
NFP Corp. 6.875%, 07/15/25[1]	215,000	212,312
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 4.125%, 02/01/29[1]	495,000	520,869
Public Storage 3.385%, 05/01/29	520,000	523,223
Royal Bank of Scotland Group PLC (United Kingdom) (3 month LIBOR + 1.480%) 3.498%, 05/15/23[4]	285,000	284,965
S.P.A.RC EM SPC Panama Metro Line 2 SP (Cayman Islands) 0.000%, 12/05/22[6]	1,195,828	1,122,584
Springleaf Finance Corp.
6.875%, 03/15/25	104,000	111,800
7.125%, 03/15/26	30,000	32,269
Sprint Capital Corp. 6.875%, 11/15/28	245,000	235,047

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 9.0% (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan) (3 month LIBOR + 0.740%) 3.328%, 01/17/23[4]	$735,000	$736,263
SURA Asset Management SA (Curaçao) 4.875%, 04/17/24	200,000	209,350
Synchrony Financial 3.950%, 12/01/27	565,000	541,539
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.750%, 06/01/25[1]	195,000	200,119
TerraForm Power Operating LLC 4.250%, 01/31/23[1]	155,000	154,031
Unifin Financiera SAB de CV (Mexico)
7.375%, 02/12/26	300,000	285,375
8.875%, 07/29/67[2,3]	1,600,000	1,452,000
United Overseas Bank, Ltd., EMTN (Singapore)
3.500%, 09/16/26[2]	1,000,000	1,002,800
3.875%, 04/19/67[2,3]	600,000	583,150
Welltower, Inc. 3.950%, 09/01/23	485,000	502,943
Westpac Banking Corp. (Australia) (3 month LIBOR + 0.720%) 3.404%, 05/15/23[4]	750,000	752,750
Willis North America, Inc. 4.500%, 09/15/28	495,000	516,125
Total Financials		55,503,282
Industrials - 17.9%
AbbVie, Inc. 4.700%, 05/14/45	518,000	497,442
Adecoagro, S.A. (Argentina) 6.000%, 09/21/27	150,000	140,175
AECOM 5.125%, 03/15/27	170,000	171,489
Aeropuerto Internacional de Tocumen SA (Panama) 5.625%, 05/18/36	200,000	215,250
AI Candelaria Spain SLU (Spain) 7.500%, 12/15/28	750,000	802,500
Air Medical Group Holdings, Inc. 6.375%, 05/15/23[1,5]	80,000	73,800
Ajecorp BV (Netherlands) 6.500%, 05/14/22	200,000	175,500
AK Steel Corp.
7.625%, 10/01/21[5]	40,000	40,000
6.375%, 10/15/25	50,000	42,125
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC 7.500%, 03/15/26[1]	55,000	58,575

	Principal Amount	Value
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC 5.750%, 03/15/25	$85,000	$84,788
Alcoa Nederland Holding BV (Netherlands) 6.125%, 05/15/28[1]	200,000	208,500
Allison Transmission, Inc. 5.000%, 10/01/24[1]	140,000	142,124
Altria Group, Inc. 4.800%, 02/14/29	510,000	529,377
American Axle & Manufacturing, Inc. 6.250%, 03/15/26[5]	110,000	110,550
Anglo American Capital PLC (United Kingdom) 4.500%, 03/15/28[1]	615,000	621,145
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc. 4.900%, 02/01/46[1]	140,000	142,186
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/48	385,000	375,622
Antero Midstream Partners, LP/Antero Midstream Finance Corp. 5.750%, 03/01/27[1]	165,000	169,328
APT Pipelines, Ltd. (Australia) 4.250%, 07/15/27[1]	1,000,000	1,017,238
Aramark Services, Inc.
5.000%, 04/01/25[1]	185,000	190,550
5.000%, 02/01/28[1]	85,000	86,726
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland) 6.000%, 02/15/25[1]	200,000	202,000
Arrow Electronics, Inc. 3.875%, 01/12/28	245,000	237,624
Ascend Learning LLC
6.875%, 08/01/25[1]	70,000	71,400
6.875%, 08/01/25[1]	170,000	172,975
Ashland LLC 4.750%, 08/15/22[7]	320,000	329,200
AstraZeneca PLC (United Kingdom) 2.375%, 06/12/22	525,000	518,810
AT&T, Inc. 5.250%, 03/01/37	735,000	787,948
Avantor, Inc. 9.000%, 10/01/25[1]	190,000	207,100
Avolon Holdings Funding, Ltd. (Ireland)
5.125%, 10/01/23[1]	135,000	140,634
5.250%, 05/15/24[1]	160,000	167,653
3.950%, 07/01/24[1]	395,000	393,072
B&G Foods, Inc. 5.250%, 04/01/25[5]	140,000	137,893
Banff Merger Sub, Inc. 9.750%, 09/01/26[1]	55,000	55,275

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 17.9% (continued)
BAT Capital Corp. (3 month LIBOR + 0.880%) 3.564%, 08/15/22[4]	$110,000	$109,486
Bausch Health Cos, Inc. 5.750%, 08/15/27[1,5]	30,000	31,335
Bausch Health Cos., Inc.
7.000%, 03/15/24[1]	90,000	95,063
9.250%, 04/01/26[1]	160,000	178,400
8.500%, 01/31/27[1]	90,000	98,269
Beacon Escrow Corp. 4.875%, 11/01/25[1]	220,000	212,300
Becton Dickinson and Co. 2.894%, 06/06/22	780,000	778,364
Bharti Airtel International Netherlands BV (Netherlands) 5.125%, 03/11/23	1,300,000	1,347,833
Bharti Airtel, Ltd. (India) 4.375%, 06/10/25	1,200,000	1,192,042
Bombardier, Inc. (Canada)
6.000%, 10/15/22[1]	65,000	65,366
7.875%, 04/15/27[1]	45,000	45,338
Boyne USA, Inc. 7.250%, 05/01/25[1]	215,000	234,350
BPRL International Singapore Pte, Ltd., EMTN (Singapore) 4.375%, 01/18/27	1,500,000	1,516,393
Builders FirstSource, Inc. 5.625%, 09/01/24[1]	206,000	207,287
C&W Senior Financing DAC (Ireland)
7.500%, 10/15/26[1]	500,000	520,000
6.875%, 09/15/27	1,700,000	1,710,183
Camelot Finance SA (Luxembourg) 7.875%, 10/15/24[1]	145,000	153,337
Canacol Energy, Ltd. (Canada)
7.250%, 05/03/25[1]	200,000	200,750
7.250%, 05/03/25	1,300,000	1,304,875
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, 02/15/26[1]	155,000	162,556
5.000%, 02/01/28[1]	170,000	170,212
CDK Global Inc. 5.875%, 06/15/26	65,000	68,738
Celgene Corp. 4.350%, 11/15/47	555,000	542,437
Celulosa Arauco y Constitucion SA (Chile) 5.500%, 04/30/49[1]	750,000	754,500
Cemex SAB de CV (Mexico) 7.750%, 04/16/26	200,000	219,000
Cengage Learning, Inc. 9.500%, 06/15/24[1,5]	125,000	117,188
Cenovus Energy Inc. (Canada) 5.400%, 06/15/47	250,000	262,741

	Principal Amount	Value
Centene Corp.
4.750%, 01/15/25	$175,000	$177,975
5.375%, 06/01/26[1]	90,000	94,163
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25	485,000	514,875
Cheniere Energy Partners LP
5.250%, 10/01/25	195,000	199,631
5.625%, 10/01/26[1]	80,000	82,837
CIMPOR Financial Operations BV (Netherlands) 5.750%, 07/17/24	400,000	353,000
Cincinnati Bell, Inc. 7.000%, 07/15/24[1,5]	135,000	125,217
Clear Channel Worldwide Holdings, Inc. 9.250%, 02/15/24[1]	35,000	37,756
CNOOC Finance 2015 USA LLC 3.750%, 05/02/23[5]	590,000	601,183
CNX Midstream Partners LP/CNX Midstream Finance Corp. 6.500%, 03/15/26[1]	195,000	189,394
Colombia Telecomunicaciones SA ESP (Colombia) 8.500%, 09/30/67[2,3]	200,000	207,808
Comcast Corp. 3.950%, 10/15/25	495,000	518,582
CommScope, Inc.
5.500%, 03/01/24[1]	95,000	99,334
6.000%, 03/01/26[1]	40,000	42,450
Comunicaciones Celulares SA Via Comcel Trust (Cayman Islands) 6.875%, 02/06/24	500,000	519,062
Constellation Merger Sub, Inc. 8.500%, 09/15/25[1]	85,000	80,750
Controladora Mabe SA de CV (Mexico) 5.600%, 10/23/28	700,000	724,150
Corning, Inc. 4.375%, 11/15/57	545,000	503,179
Cosan Overseas, Ltd. (Cayman Islands) 8.250%, 02/05/67[3]	2,000,000	2,055,000
Cott Holdings, Inc. 5.500%, 04/01/25[1]	140,000	142,275
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.250%, 10/15/25[1]	130,000	127,400
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750%, 02/01/26	230,000	234,312
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500%, 01/15/23	115,000	117,732
CSC Holdings LLC 5.375%, 07/15/23[1]	200,000	205,000

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 17.9% (continued)
CSC Holdings LLC 5.250%, 06/01/24	$135,000	$137,700
CSI Compressco, LP/CSI Compressco Finance, Inc. 7.500%, 04/01/25[1]	170,000	165,962
CSN Islands XII Corp. (Brazil) 7.000%, 12/23/67[3]	600,000	525,000
CSN Resources SA (Brazil)
7.625%, 02/13/23[5]	400,000	409,000
7.625%, 04/17/26[1]	300,000	300,720
CSX Corp. 3.800%, 11/01/46	555,000	527,190
Dana Financing Luxembourg Sarl (Luxembourg) 5.750%, 04/15/25[1]	155,000	158,875
Delek & Avner Tamar Bond, Ltd. (Israel) 5.082%, 12/30/23[1]	100,000	102,233
Delek & Avner Tamar Bond, Ltd. (Israel) 5.412%, 12/30/25[1]	300,000	307,502
Delta Air Lines, Inc. 3.800%, 04/19/23	500,000	510,222
Digicel Group Two, Ltd. PIK (Jamaica) 9.125%, 04/01/24[1,8]	1,606,844	522,224
DISH DBS Corp. 5.875%, 11/15/24	65,000	56,306
Dollar Tree, Inc. 4.000%, 05/15/25	510,000	520,833
DowDuPont, Inc. 5.419%, 11/15/48	460,000	532,374
Eldorado Resorts, Inc. 6.000%, 04/01/25	105,000	108,941
Embarq Corp. 7.995%, 06/01/36	125,000	123,906
Embotelladora Andina SA (Chile) 5.000%, 10/01/23	200,000	211,250
Empresa de Transporte de Pasajeros Metro SA (Chile) 5.000%, 01/25/47[1]	1,150,000	1,229,074
Empresa Nacional de Telecomunicaciones SA (Chile) 4.750%, 08/01/26[5]	800,000	807,779
ENA Norte Trust (Panama) 4.950%, 04/25/23	1,007,532	1,034,735
Enable Midstream Partners LP 4.400%, 03/15/27	280,000	276,290
Energizer Holdings, Inc. 7.750%, 01/15/27[1]	75,000	81,469
Energy Transfer LP 4.750%, 01/15/26	400,000	418,787

	Principal Amount	Value
Energy Transfer LP 4.200%, 04/15/27	$30,000	$30,194
Envision Healthcare Corp. 8.750%, 10/15/26[1,5]	10,000	9,450
EP Energy LLC/Everest Acquisition Finance, Inc. 7.750%, 05/15/26[1]	70,000	62,650
EQT Corp. 3.900%, 10/01/27	540,000	509,818
EQT Midstream Partners LP 4.750%, 07/15/23	510,000	520,453
ESAL GmbH (American Samoa) 6.250%, 02/05/23	400,000	407,500
Exelon Corp. 3.400%, 04/15/26	1,000,000	1,003,581
Expedia, Inc. 3.800%, 02/15/28	520,000	511,709
Exterran Energy Solutions, LP/EES Finance Corp 8.125%, 05/01/25	95,000	98,800
Extraction Oil & Gas, Inc. 5.625%, 02/01/26[1]	45,000	37,125
FedEx Corp. 4.750%, 11/15/45	490,000	485,029
Fermaca Enterprises S de RL de CV (Mexico) 6.375%, 03/30/38[1]	222,297	226,467
Fideicomiso PA Pacifico Tres (Colombia) 8.250%, 01/15/35	200,000	216,174
Fidelity National Information Services, Inc. 3.625%, 10/15/20	368,000	371,495
Flex Acquisition Co, Inc. 7.875%, 07/15/26[1]	50,000	46,985
Ford Motor Co. 7.450%, 07/16/31	245,000	284,936
Foresight Energy LLC/Foresight Energy Finance Corp. 11.500%, 04/01/23[1]	180,000	140,400
Freeport-McMoRan, Inc.
5.400%, 11/14/34	1,150,000	1,085,312
5.450%, 03/15/43	1,000,000	907,500
Fresnillo PLC (Mexico) 5.500%, 11/13/23	400,000	428,100
Frontdoor, Inc. 6.750%, 08/15/26[1]	130,000	136,663
Frontier Communications Corp.
8.500%, 04/15/20	40,000	38,300
8.500%, 04/01/26[1]	75,000	70,875
8.000%, 04/01/27[1]	55,000	56,994
FTS International, Inc. 6.250%, 05/01/22	92,000	90,850
General Electric Co. 5.875%, 01/14/38	505,000	546,390

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 17.9% (continued)
General Motors Co. (3 month LIBOR + 0.800%) 3.539%, 08/07/20[4]	$210,000	$209,930
General Motors Financial Co, Inc. (3 month LIBOR + 0.990%) 3.588%, 01/05/23[4]	540,000	530,951
Genesys Telecommunications Laboratories Inc. 10.000%, 11/30/24[1]	220,000	241,417
Geopark, Ltd. (Chile) 6.500%, 09/21/24	1,400,000	1,421,000
GFL Environmental, Inc. (Canada) 8.500%, 05/01/27[1]	20,000	20,875
GNL Quintero SA (Chile) 4.634%, 07/31/29	450,000	466,537
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.875%, 05/01/24[1]	110,000	112,750
Gohl Capital, Ltd. (Isle of Man) 4.250%, 01/24/27	1,500,000	1,496,532
Golden Entertainment, Inc. 7.625%, 04/15/26[1]	65,000	65,325
Golden Nugget, Inc. 6.750%, 10/15/24[1]	220,000	225,500
Gran Tierra Energy International Holdings, Ltd. (Cayman Islands) 6.250%, 02/15/25	1,126,000	1,085,182
Gray Television, Inc.
5.125%, 10/15/24[1]	55,000	56,100
7.000%, 05/15/27[1]	90,000	97,397
Grupo Bimbo SAB de CV (Mexico) 5.950%, 07/17/67[2,3]	700,000	725,536
Grupo Idesa SA de CV (Mexico)
7.875%, 12/18/20[1]	600,000	453,000
7.875%, 12/18/20	600,000	453,000
GTT Communications, Inc. 7.875%, 12/31/24[1,5]	155,000	146,862
Guanay Finance, Ltd. (Cayman Islands) 6.000%, 12/15/20	788,307	801,117
Gulfport Energy Corp. 6.375%, 05/15/25	110,000	97,488
GW Honos Security Corp. (Canada) 8.750%, 05/15/25[1]	130,000	123,201
Halfmoon Parent, Inc. (3 month LIBOR + 0.890%) 3.487%, 07/15/23[1,4]	540,000	538,032
Hasbro, Inc. 3.500%, 09/15/27	515,000	500,536
HCA, Inc.
5.250%, 04/15/25	55,000	58,983
5.375%, 09/01/26	305,000	322,537

	Principal Amount	Value
HCA, Inc. 5.875%, 02/01/29	$15,000	$16,163
Hess Infrastructure Partners, LP/Hess Infrastructure Partners Finance Corp. 5.625%, 02/15/26[1]	300,000	308,250
Hilcorp Energy I, LP/Hilcorp Finance Co. 6.250%, 11/01/28[1]	150,000	153,562
Hilton Domestic Operating Co, Inc. 4.250%, 09/01/24	305,000	306,174
Indian Oil Corp., Ltd. (India)
5.625%, 08/02/21	450,000	473,346
5.750%, 08/01/23	1,700,000	1,836,053
Indigo Natural Resources LLC 6.875%, 02/15/26[1]	115,000	107,238
Informatica LLC 7.125%, 07/15/23[1]	240,000	246,600
Intelsat Jackson Holdings SA (Luxembourg)
5.500%, 08/01/23	60,000	54,375
8.500%, 10/15/24[1]	95,000	94,228
The Interpublic Group of Cos, Inc. 5.400%, 10/01/48	485,000	508,714
Inversiones CMPC SA (Chile) 4.750%, 09/15/24	200,000	208,976
IRB Holding Corp. 6.750%, 02/15/26[1]	140,000	139,300
Iridium Communications, Inc. 10.250%, 04/15/23[1]	165,000	181,912
JBS Investments GmbH (Austria) 7.250%, 04/03/24[5]	200,000	207,970
JBS Investments II GmbH (Austria) 7.000%, 01/15/26[1]	400,000	417,200
JBS USA LUX, S.A./JBS USA Finance, Inc.
5.875%, 07/15/24[1]	25,000	25,813
5.750%, 06/15/25[1]	15,000	15,450
6.750%, 02/15/28[1]	105,000	111,431
JBS USA LUX, S.A./JBS USA Food Co./JBS USA Finance, Inc. 6.500%, 04/15/29[1]	100,000	106,250
Jeld-Wen, Inc. 4.625%, 12/15/25[1]	175,000	167,125
John Deere Capital Corp., MTN 3.450%, 01/10/24	250,000	257,502
JSL Europe, S.A. (Luxembourg) 7.750%, 07/26/24	850,000	852,346
KAR Auction Services, Inc. 5.125%, 06/01/25[1]	160,000	160,800
Kinder Morgan Energy Partners L.P., MTN 6.950%, 01/15/38	430,000	530,858
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25[1]	90,000	95,738

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 17.9% (continued)
The Kroger Co. 3.400%, 04/15/22	$495,000	$501,911
Kronos Acquisition Holdings, Inc. (Canada) 9.000%, 08/15/23[1]	70,000	62,650
Latam Finance, Ltd. (Cayman Islands)
6.875%, 04/11/24[5]	500,000	516,620
7.000%, 03/01/26[1]	500,000	512,335
Level 3 Communications, Inc. 5.750%, 12/01/22	125,000	126,366
Level 3 Financing, Inc. 5.375%, 01/15/24	190,000	192,850
Live Nation Entertainment, Inc. 5.625%, 03/15/26[1]	180,000	188,100
Lockheed Martin Corp. 4.700%, 05/15/46	435,000	489,414
LTF Merger Sub, Inc. 8.500%, 06/15/23[1]	215,000	222,256
Marathon Petroleum Corp. 5.125%, 12/15/26[1]	465,000	502,964
MARB BondCo PLC (United Kingdom) 6.875%, 01/19/25	1,700,000	1,693,412
Marriott Ownership Resorts, Inc./ILG LLC 6.500%, 09/15/26[1]	125,000	131,719
Marvell Technology Group, Ltd. 4.200%, 06/22/23	490,000	499,489
Masonite International Corp.
5.625%, 03/15/23[1]	55,000	56,444
5.750%, 09/15/26[1]	145,000	148,625
Match Group, Inc. 5.000%, 12/15/27[1]	150,000	151,500
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. 8.500%, 06/01/26[1]	75,000	67,313
McDonald’s Corp., MTN 4.450%, 03/01/47	245,000	250,133
MEG Energy Corp. (Canada) 7.000%, 03/31/24[1]	75,000	71,414
Mexichem SAB de CV (Mexico) 5.875%, 09/17/44	400,000	402,200
MGM Resorts International 5.750%, 06/15/25	70,000	74,375
Millicom International Cellular SA (Luxembourg)
6.000%, 03/15/25	200,000	207,750
6.625%, 10/15/26	500,000	536,250
5.125%, 01/15/28	600,000	591,000
6.250%, 03/25/29[1]	200,000	206,500
Minerva Luxembourg SA (Luxembourg) 6.500%, 09/20/26	700,000	694,400

	Principal Amount	Value
Minerva Luxembourg SA (Luxembourg) 5.875%, 01/19/28	$1,000,000	$932,580
The Mosaic Co. 4.050%, 11/15/27	495,000	498,285
Moss Creek Resources Holdings, Inc. 7.500%, 01/15/26[1]	75,000	69,000
MPH Acquisition Holdings LLC 7.125%, 06/01/24[1]	90,000	90,693
Nabors Industries, Inc. 5.750%, 02/01/25[5]	85,000	77,775
NCL Corp, Ltd. 4.750%, 12/15/21[1]	175,000	177,371
Netflix, Inc.
5.875%, 02/15/25	55,000	59,434
5.375%, 11/15/29[1]	45,000	45,675
New Red Finance, Inc. (Canada) 5.000%, 10/15/25[1]	280,000	278,250
Nexa Resources SA (Brazil) 5.375%, 05/04/27	300,000	312,825
Nutrien, Ltd. (Canada) 4.200%, 04/01/29	475,000	493,788
NVA Holdings, Inc./United States 6.875%, 04/01/26[1]	55,000	55,825
OAS Finance, Ltd. (Virgin Islands, British)
8.875%, 07/25/67[1,3,9]	400,000	3,000
8.875%, 07/25/67[3,9]	600,000	4,500
Oasis Petroleum, Inc.
6.875%, 03/15/22[5]	60,000	60,375
6.250%, 05/01/26[1]	65,000	63,213
Odebrecht Finance, Ltd. (Cayman Islands) 7.125%, 06/26/42[9]	400,000	67,000
ONGC Videsh Vankorneft Pte, Ltd. (Singapore) 3.750%, 07/27/26	2,500,000	2,450,885
Owens Corning 4.400%, 01/30/48	295,000	241,746
Packaging Corp of America 3.400%, 12/15/27	255,000	246,740
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.250%, 05/15/26[1]	90,000	94,167
8.500%, 05/15/27[1]	50,000	51,750
Par Petroleum LLC/Petroleum Finance Corp. 7.750%, 12/15/25[1]	160,000	156,800
Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/27[1]	140,000	143,850
Peabody Energy Corp. 6.000%, 03/31/22[1]	215,000	219,031
Penn National Gaming, Inc. 5.625%, 01/15/27[1]	130,000	128,700
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200%, 04/01/27[1]	245,000	246,402

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 17.9% (continued)
Petrobras Global Finance BV (Netherlands)
5.750%, 02/01/29	$1,700,000	$1,708,500
6.900%, 03/19/49	150,000	150,373
Petroleos Mexicanos (Mexico) 6.500%, 06/02/41	550,000	508,205
PetSmart, Inc.
7.125%, 03/15/23[1]	105,000	93,450
5.875%, 06/01/25[1]	30,000	27,338
Pilgrim’s Pride Corp. 5.875%, 09/30/27[1]	205,000	212,175
Polaris Intermediate Corp., PIK 8.500%, 12/01/22[1,8]	115,000	114,856
Post Holdings, Inc. 5.500%, 03/01/25[1]	205,000	210,637
Prime Security Services Borrower LLC 9.250%, 05/15/23[1]	79,000	83,410
PTTEP Treasury Center Co., Ltd. (Thailand) 4.600%, 01/17/68[2,3]	700,000	700,286
QEP Resources, Inc.
5.250%, 05/01/23	75,000	73,313
5.625%, 03/01/26[5]	75,000	70,439
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 02/15/23[1]	10,000	10,050
6.625%, 02/15/25[1]	155,000	153,062
Raizen Fuels Finance SA (Luxembourg) 5.300%, 01/20/27	200,000	205,400
Refinitiv US Holdings, Inc.
6.250%, 05/15/26[1]	95,000	97,731
8.250%, 11/15/26[1]	100,000	101,593
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/23[1]	40,000	42,563
Reliance Holding USA, Inc. 5.400%, 02/14/22	1,500,000	1,579,252
Resideo Funding, Inc. 6.125%, 11/01/26[1]	135,000	140,063
Reynolds American, Inc. 4.000%, 06/12/22	410,000	419,704
Riverbed Technology, Inc. 8.875%, 03/01/23[1]	70,000	49,000
Royal Caribbean Cruises, Ltd. 3.700%, 03/15/28	265,000	256,867
Sabine Pass Liquefaction LLC 5.000%, 03/15/27	495,000	526,711
SACI Falabella (Chile) 3.750%, 04/30/23	900,000	907,308
SBA Tower Trust 3.168%, 04/09/47[1]	400,000	402,089
Schweitzer-Mauduit International, Inc. 6.875%, 10/01/26[1]	90,000	92,700

	Principal Amount	Value
Scientific Games International, Inc.
5.000%, 10/15/25[1]	$115,000	$114,713
8.250%, 03/15/26[1]	105,000	109,069
Select Medical Corp. 6.375%, 06/01/21	195,000	195,487
The ServiceMaster Co. LLC 5.125%, 11/15/24[1]	120,000	121,500
Shire Acquisitions Investments (Ireland) 2.875%, 09/23/23	535,000	528,309
Sinopec Group Overseas Development 2016, Ltd. (China) 2.750%, 09/29/26	300,000	284,091
Sirius XM Radio, Inc. 5.375%, 07/15/26[1]	135,000	139,388
Six Flags Entertainment Corp. 4.875%, 07/31/24[1]	125,000	125,313
Smithfield Foods, Inc. 4.250%, 02/01/27[1]	530,000	514,617
Sociedad Quimica y Minera de Chile SA (Chile) 4.375%, 01/28/25[5]	200,000	204,250
Solera LLC/Solera Finance, Inc. 10.500%, 03/01/24[1]	60,000	65,400
Sophia LP/Sophia Finance, Inc. 9.000%, 09/30/23[1]	206,000	214,755
Sprint Corp. 7.125%, 06/15/24	235,000	236,102
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/25[1]	525,000	536,156
SS&C Technologies, Inc. 5.500%, 09/30/27[1]	115,000	118,163
Staples, Inc. 7.500%, 04/15/26[1]	115,000	115,503
Star Merger Sub, Inc. 6.875%, 08/15/26[1]	80,000	83,302
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands) 7.000%, 07/15/26[1]	135,000	141,919
Stevens Holding Co, Inc. 6.125%, 10/01/26[1]	110,000	116,325
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500%, 06/15/25[1]	190,000	192,375
Sunoco Logistics Partners Operations LP 3.900%, 07/15/26	1,000,000	996,234
Sunoco LP/Sunoco Finance Corp.
5.500%, 02/15/26	120,000	122,400
6.000%, 04/15/27[1]	60,000	62,400
Sydney Airport Finance Co. Pty, Ltd. (Australia) 3.375%, 04/30/25[1]	990,000	984,519

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 17.9% (continued)
Syngenta Finance, N.V. (Netherlands) 5.676%, 04/24/48	$1,600,000	$1,547,467
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.750%, 06/01/22[1]	60,000	45,300
Targa Resources Partners, LP/Targa Resources Partners Finance Corp.
5.875%, 04/15/26	175,000	184,680
6.500%, 07/15/27[1]	60,000	64,425
Tecnoglass, Inc. (Colombia) 8.200%, 01/31/22	200,000	211,750
Telefonica Celular del Paraguay SA (Paraguay) 5.875%, 04/15/27[1]	250,000	258,125
Telesat Canada/Telesat LLC (Canada) 8.875%, 11/15/24[1]	150,000	162,937
Tempur Sealy International Inc. 5.500%, 06/15/26	194,000	194,000
Tenet Healthcare Corp.
7.000%, 08/01/25[5]	110,000	111,788
6.250%, 02/01/27[1]	120,000	125,250
Tervita Escrow Corp. (Canada) 7.625%, 12/01/21[1]	205,000	208,587
T-Mobile USA, Inc. 4.500%, 02/01/26	220,000	221,740
TransDigm, Inc.
6.250%, 03/15/26[1]	120,000	125,250
6.375%, 06/15/26	90,000	90,563
Transocean Guardian, Ltd. (Cayman Islands) 5.875%, 01/15/24[1]	75,600	78,246
Transocean Poseidon, Ltd. (Cayman Islands) 6.875%, 02/01/27[1]	105,000	112,088
Transocean Proteus, Ltd. (Cayman Islands) 6.250%, 12/01/24[1]	112,000	115,640
Transocean, Inc. 7.250%, 11/01/25[1]	65,000	64,594
Trident Merger Sub, Inc. 6.625%, 11/01/25[1]	155,000	145,313
Triumph Group, Inc. 7.750%, 08/15/25	153,000	153,000
Uber Technologies, Inc. 8.000%, 11/01/26[1]	120,000	128,400
United Rentals North America, Inc.
6.500%, 12/15/26	145,000	155,512
5.250%, 01/15/30[10]	40,000	40,300
Univision Communications, Inc. 5.125%, 05/15/23[1]	30,000	29,100
UPL Corp, Ltd. (Mauritius) 3.250%, 10/13/21	1,100,000	1,090,941

	Principal Amount	Value
USA Compression Partners, LP/USA Compression Finance Corp.
6.875%, 04/01/26	$145,000	$152,794
6.875%, 09/01/27[1]	75,000	79,313
Vedanta Resources Finance II PLC (United Kingdom) 9.250%, 04/23/26[1]	200,000	201,356
Vedanta Resources PLC (India) 6.125%, 08/09/24	1,800,000	1,631,482
Verizon Communications, Inc.
4.400%, 11/01/34	500,000	528,722
4.272%, 01/15/36	255,000	261,141
Verscend Escrow Corp. 9.750%, 08/15/26[1]	148,000	157,435
Viking Cruises, Ltd. 5.875%, 09/15/27[1]	205,000	204,487
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.750%, 04/15/23[1]	75,000	58,313
Vizient, Inc.
10.375%, 03/01/24[1]	155,000	167,222
6.250%, 05/15/27[1,10]	55,000	57,063
Volkswagen Group of America Finance LLC 4.250%, 11/13/23[1]	615,000	636,211
Votorantim Cimentos SA (Brazil) 7.250%, 04/05/41	200,000	228,270
VTR Finance BV (Chile) 6.875%, 01/15/24	1,100,000	1,142,625
Waste Pro USA, Inc. 5.500%, 02/15/26[1]	110,000	110,000
Weatherford International, Ltd. 9.875%, 02/15/24[5]	65,000	45,825
WellCare Health Plans, Inc.
5.250%, 04/01/25	160,000	165,800
5.375%, 08/15/26[1]	110,000	115,478
Whiting Petroleum Corp. 6.625%, 01/15/26[5]	210,000	209,742
The William Carter Co. 5.625%, 03/15/27[1]	100,000	103,750
WRKCo, Inc. 3.750%, 03/15/25	500,000	506,390
YPF SA (Argentina)
8.500%, 07/28/25	1,050,000	964,687
6.950%, 07/21/27[5]	700,000	597,765
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/20	515,000	514,080
Total Industrials		110,925,228
Utilities—4.1%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (Netherlands) 7.950%, 05/11/26	200,000	213,750

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Utilities—4.1% (continued)
AES Andres/Dominican Power Partners/Empresa Generadora De Electricidad IT (Netherlands) 7.950%, 05/11/26[1]	$1,000,000	$1,068,750
AES Gener SA (Chile)
5.000%, 07/14/25	200,000	204,575
7.125%, 03/26/79[1,2]	900,000	943,650
American Electric Power Co, Inc. 2.950%, 12/15/22	1,300,000	1,302,028
American Water Capital Corp. 3.400%, 03/01/25	775,000	786,211
The Brooklyn Union Gas Co. 4.487%, 03/04/49[1]	510,000	541,962
Calpine Corp. 5.750%, 01/15/25	60,000	59,550
Colbun SA (Chile) 3.950%, 10/11/27	200,000	197,427
Cometa Energia SA de CV (Mexico) 6.375%, 04/24/35	2,171,400	2,179,543
Duke Energy Corp. 3.950%, 08/15/47	350,000	335,652
Duke Energy Progress LLC 4.150%, 12/01/44	365,000	379,153
Duquesne Light Holdings, Inc. 3.616%, 08/01/27[1]	500,000	487,951
Empresa de Transmision Electrica SA (Panama) 5.125%, 05/02/49[1]	700,000	718,165
Empresa Electrica Angamos SA (Chile) 4.875%, 05/25/29	356,070	361,504
Empresa Electrica Guacolda SA (Chile) 4.560%, 04/30/25	800,000	758,758
Enel Finance International NV (Netherlands) 4.250%, 09/14/23[1]	505,000	517,705
Energuate Trust (Guatemala) 5.875%, 05/03/27	400,000	401,000
Engie Energia Chile SA (Chile) 4.500%, 01/29/25	550,000	570,308
Eversource Energy 2.750%, 03/15/22	1,000,000	1,001,124
Fortis, Inc. (Canada) 2.100%, 10/04/21	455,000	447,207
Inkia Energy, Ltd. (Peru) 5.875%, 11/09/27	1,000,000	1,006,010
Israel Electric Corp, Ltd. (Israel) 5.000%, 11/12/24[1]	200,000	213,428
ITC Holdings Corp. 3.250%, 06/30/26	1,000,000	981,837
LLPL Capital Pte, Ltd. (Singapore) 6.875%, 02/04/39[1]	1,000,000	1,082,126

	Principal Amount	Value
Mexico Generadora de Energia S de rl (Mexico) 5.500%, 12/06/32[5]	$688,560	$710,077
Minejesa Capital BV (Netherlands)
4.625%, 08/10/30	600,000	583,298
5.625%, 08/10/37	400,000	397,199
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/27	240,000	242,950
NGL Energy Partners, LP/NGL Energy Finance Corp. 7.500%, 04/15/26[1]	50,000	51,810
Orazul Energy Egenor S en C por A (Peru) 5.625%, 04/28/27[5]	600,000	596,250
Pampa Energia SA (Argentina) 7.500%, 01/24/27	1,600,000	1,364,000
PSEG Power LLC 3.850%, 06/01/23	370,000	380,146
Star Energy Geothermal Wayang Windu, Ltd. (Indonesia) 6.750%, 04/24/33[5]	958,000	956,211
Stoneway Capital Corp. (Argentina) 10.000%, 03/01/27	971,780	835,731
Superior Plus LP/Superior General Partner, Inc. (Canada) 7.000%, 07/15/26[1]	225,000	231,750
Transelec SA (Chile)
4.625%, 07/26/23[1]	300,000	310,803
4.625%, 07/26/23[5]	200,000	207,202
Vistra Operations Co. LLC
5.500%, 09/01/26[1]	105,000	108,412
5.625%, 02/15/27[1]	185,000	190,550
Xcel Energy, Inc. 3.300%, 06/01/25	1,300,000	1,310,555
Total Utilities		25,236,318
Total Corporate Bonds and Notes
(Cost $190,501,440)		191,664,828
Asset-Backed Securities—10.2%
AASET US, Ltd. Series 2018-1A, Class A 3.844%, 01/16/38[1]	880,491	878,867
Adams Mill CLO, Ltd. Series 2014-1A, Class D1 (3 month LIBOR + 3.500%), 6.097%, 07/15/26[1,4]	250,000	249,363
AIMCO CLO Series Series 2018-AA, Class D (3 month LIBOR + 2.550%), 5.138%, 04/17/31[1,4]	500,000	472,600
ALM VII R, Ltd. Series 2013-7RA, Class CR (3 month LIBOR + 4.040%), 6.637%, 10/15/28[1,4]	1,000,000	1,003,042
Apidos CLO XII Series 2013-12A, Class DR (3 month LIBOR + 2.600%), 5.197%, 04/15/31[1,4]	500,000	478,385

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Asset-Backed Securities - 10.2% (continued)
Apidos CLO XVI Series 2013-16A, Class BR (3 month LIBOR + 1.950%), 4.542%, 01/19/25[1,4]	$500,000	$498,658
Atrium IX Series 9A, Class DR (3 month LIBOR + 3.600%), 6.229%, 05/28/30[1,4]	1,000,000	1,000,349
Babson CLO, Ltd.
Series 2015-2A, Class DR (3 month LIBOR + 2.950%), 5.542%, 10/20/30[1,4]	500,000	492,243
Series 2015-IA, Class DR (3 month LIBOR + 2.600%), 5.191%, 01/20/31[1,4]	500,000	481,412
Barings CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR + 3.600%), 6.201%, 07/18/29[1,4]	1,000,000	1,000,586
Series 2018-1A, Class C (3 month LIBOR + 2.600%), 5.197%, 04/15/31[1,4]	350,000	335,049
Series 2018-3A, Class D (3 month LIBOR + 2.900%), 5.492%, 07/20/29[1,4]	500,000	493,146
Series 2019-1A, Class D (3 month LIBOR + 3.850%), 6.296%, 04/15/31[1,4]	500,000	500,000
Series 2019-2A, Class C (3 month LIBOR + 3.850%), 6.287%, 04/15/31[1,4]	500,000	500,000
Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37[7]	149,246	153,959
Blackbird Capital Aircraft Lease Securitization, Ltd. Series 2016-1A, Class B 5.682%, 12/16/41[1,7]	859,375	892,449
BlueMountain CLO, Ltd.
Series 2013-1A, Class CR (3 month LIBOR + 4.150%), 6.742%, 01/20/29[1,4]	1,000,000	1,002,644
Series 2016-2A, Class C (3 month LIBOR + 4.100%), 6.744%, 08/20/28[1,4]	1,000,000	1,001,286
CAL Funding Series 2018-1A, Class A 3.960%, 02/25/43[1]	662,500	666,662
Canyon Capital CLO 2014-1 Ltd. Series 2014-1A, Class CR (3 month LIBOR + 2.750%), 5.333%, 01/30/31[1,4]	500,000	479,226
Canyon Capital CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 3.600%), 6.197%, 07/15/30[1,4]	500,000	495,076

	Principal Amount	Value
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967%, 04/15/39[1]	$500,000	$501,375
CBAM, Ltd. Series 2019-10A, Class B (3 month LIBOR + 2.050%), 4.619%, 04/20/32[1,4]	500,000	500,000
CLI Funding V LLC Series 2013-2A, 3.220%, 06/18/28[1]	635,050	633,167
Cook Park CLO Series 2018-1A, Class D (3 month LIBOR + 2.600%), 5.188%, 04/17/30[1,4]	750,000	718,206
Credit Suisse Commercial Mortgage Trust Series 2015-PR2, Class A1 7.250%, 07/26/55[1,7]	2,041,448	2,170,762
Credit-Based Asset Servicing & Securitization LLC Series 2007-MX1, Class A4 6.231%, 12/25/36[1,7]	100,000	106,242
Dorchester Park CLO DAC Series 2015-1A, Class ER (3 month LIBOR + 5.000%), 7.591%, 04/20/28[1,4]	500,000	476,029
Dryden 40 Senior Loan Fund Series 2015-40A, Class DR (3 month LIBOR + 3.100%), 5.784%, 08/15/31[1,4]	500,000	494,977
Dryden 57 CLO, Ltd. Series 2018-57A, Class D (3 month LIBOR + 2.550%), 5.234%, 05/15/31[1,4]	500,000	477,034
ECAF I, Ltd. Series 2015-1A, Class A1 3.473%, 06/15/40[1]	420,953	419,657
Elmwood CLO II, Ltd. Series 2019-2A, Class B (3 month LIBOR + 2.100%), 4.645%, 04/20/31[1,4,10]	500,000	500,000
Gilbert Park CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR + 2.950%), 5.547%, 10/15/30[1,4]	500,000	488,039
Series 2017-1A, Class E (3 month LIBOR + 6.400%), 8.997%, 10/15/30[1,4]	1,000,000	998,396
Global SC Finance II SRL Series 2014-1A, Class A1 3.190%, 07/17/29[1]	721,875	715,252
Global SC Finance IV, Ltd. Series 2018-1A, Class A 4.290%, 05/17/38[1]	449,250	457,420
GPMT, Ltd. Series 2019-FL2, Class D (1 month LIBOR + 2.950%), 5.423%, 02/22/36[1,4]	767,000	774,478

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Asset-Backed Securities - 10.2% (continued)
GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36[2]	$757,000	$97,610
Halcyon Loan Advisors Funding, Ltd. Series 2013-2A, Class C (3 month LIBOR + 2.700%), 5.436%, 08/01/25[1,4]	250,000	250,551
Highbridge Loan Management, Ltd. Series 4A-2014, Class A2R (3 month LIBOR + 1.500%), 4.082%, 01/28/30[1,4]	1,000,000	984,040
Invitation Homes Trust
Series 2018-SFR1, Class C (1 month LIBOR + 1.250%), 3.724%, 03/17/37[1,4]	1,745,000	1,742,962
Series 2018-SFR1, Class D (1 month LIBOR + 1.450%), 3.924%, 03/17/37[1,4]	1,150,000	1,145,171
LCM XIV, L.P. Series 14A, Class DR (3 month LIBOR + 2.750%), 5.341%, 07/20/31[1,4]	500,000	483,205
LCM XVIII L.P. Series 19A, Class D (3 month LIBOR + 3.450%), 6.047%, 07/15/27[1,4]	1,000,000	1,000,845
Madison Park Funding XIV, Ltd. Series 2014-14A, Class DRR (3 month LIBOR + 2.950%), 5.542%, 10/22/30[1,4]	500,000	489,814
Madison Park Funding XV, Ltd. Series 2014-15A, Class CR (3 month LIBOR + 3.450%), 6.032%, 01/27/26[1,4]	500,000	501,255
Magnetite IX, Ltd. Series 2014-9A, Class BR (3 month LIBOR + 2.000%), 4.580%, 07/25/26[1,4]	500,000	503,294
Magnetite XXII, Ltd. Series 2019-22A, Class D (3 month LIBOR + 3.650%), 6.142%, 04/15/31[1,4,10]	750,000	750,000
Mosaic Solar Loan Trust Series 2018-1A, Class A 4.010%, 06/22/43[1]	1,212,733	1,223,155
Mosaic Solar Loans LLC Series 2017-1A, Class A 4.450%, 06/20/42[1]	536,071	546,419
Myers Park CLO, Ltd. Series 2018-1A, Class D (3 month LIBOR + 3.050%), 5.641%, 10/20/30[1,4]	1,000,000	986,276
Neuberger Berman Loan Advisers CLO, 27 Ltd. Series 2018-27A, Class D (3 month LIBOR + 2.600%), 5.197%, 01/15/30[1,4]	500,000	478,481
Newark BSL, Ltd. Series 2016-1A, Class C (3 month LIBOR + 4.000%), 6.582%, 12/21/29[1,4]	1,000,000	1,002,525

	Principal Amount	Value
Octagon Investment Partners 27, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 2.950%), 5.547%, 07/15/30[1,4]	$500,000	$486,572
Octagon Investment Partners XV, Ltd. Series 2013-1A, Class DR (3 month LIBOR + 3.700%), 6.292%, 07/19/30[1,4]	1,000,000	1,000,515
Octagon Investment Partners XVI, Ltd. Series 2013-1A, Class DR (3 month LIBOR + 3.000%), 5.588%, 07/17/30[1,4]	500,000	486,590
Octagon Investment Partners XXI, Ltd. Series 2014-1A, Class CRR (3 month LIBOR + 3.950%), 6.643%, 02/14/31[1,4]	500,000	499,984
Octagon Investment Partners XXII, Ltd. Series 2014-1A, Class ERR (3 month LIBOR + 5.450%), 8.041%, 01/22/30[1,4]	500,000	469,052
Octagon Investment Partners XXX, Ltd.
Series 2017-1A, Class C (3 month LIBOR + 3.500%), 6.091%, 03/17/30[1,4]	500,000	500,273
Series 2017-1A, Class D (3 month LIBOR + 6.200%), 8.791%, 03/17/30[1,4]	250,000	244,949
OHA Credit Funding 1, Ltd. Series 2018-1A, Class D (3 month LIBOR + 3.050%), 5.641%, 10/20/30[1,4]	500,000	493,163
OneMain Financial Issuance Trust Series 2015-1A, Class A 3.190%, 03/18/26[1]	45,656	45,723
PRPM LLC Series 2017-2A, Class A1 3.470%, 09/25/22[1,7]	2,578,607	2,582,736
Riserva CLO, Ltd. Series 2016-3A, Class D (3 month LIBOR + 3.900%), 6.501%, 10/18/28[1,4]	1,000,000	1,002,479
SpringCastle America Funding LLC Series 2016-AA, Class A 3.050%, 04/25/29[1]	750,410	752,370
Springleaf Funding Trust Series 2015-AA, Class A 3.160%, 11/15/24[1]	173,611	173,633
Sprite 2017-1, Ltd. Series 2017-1, Class A 4.250%, 12/15/37[1]	448,273	449,940
Stack Infrastructure Issuer LLC Series 2019-1A, Class A2 4.540%, 02/25/44[1]	748,750	765,983
Symphony CLO XIV, Ltd. Series 2014-14A, Class D2 (3 month LIBOR + 3.600%), 6.197%, 07/14/26[1,4]	750,000	751,925
TAL Advantage VI LLC Series 2017-1A, Class A 4.500%, 04/20/42[1]	798,740	822,713

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Asset-Backed Securities - 10.2% (continued)
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A 3.960%, 04/20/44[1]	$750,000	$756,797
THL Credit Wind River CLO, Ltd. Series 2013-1A, Class CR (3 month LIBOR + 3.650%), 6.242%, 07/20/30[1,4]	250,000	244,352
Thunderbolt Aircraft Lease, Ltd. Series 2017-A, Class A 4.212%, 05/17/32[1,7]	405,265	411,726
Towd Point Mortgage Trust Series 2015-6, Class A1B 2.750%, 04/25/55[1,2]	2,306,433	2,289,507
Trinity Rail Leasing 2010 LLC Series 2010-1A, Class A 5.194%, 10/16/40[1]	911,606	976,476
Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/43[1]	445,833	447,582
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.072%, 02/16/43[1]	691,833	700,820
VB-S1 Issuer LLC Series 2018-1A, Class D 4.122%, 02/15/48[1]	1,500,000	1,509,489
VERDE CLO Series 2019-1A, Class D (3 month LIBOR + 3.800%), 6.364%, 04/15/32[1,4]	500,000	500,000
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1 3.967%, 03/25/49[1,7]	3,984,649	4,025,057
VOLT LXII LLC Series 2017-NPL9, Class A1 3.125%, 09/25/47[1,7]	3,025,061	3,024,601
Westcott Park CLO, Ltd. Series 2016-1A, Class D (3 month LIBOR + 4.350%), 6.941%, 07/20/28[1,4]	1,000,000	1,001,392
Total Asset-Backed Securities
(Cost $63,115,435)		63,108,038
Mortgage-Backed Securities - 15.9%
Alternative Loan Trust
Series 2007-18CB, Class 2A17 6.000%, 08/25/37	44,853	41,094
Series 2007-23CB, Class A3 (1 month LIBOR + 0.500%), 2.977%, 09/25/37[4]	194,762	121,511
Series 2007-23CB, Class A4 (6.500% -1 month LIBOR, 0.000% cap, 6.500% floor), 4.023%, 09/25/37[4,11]	185,966	35,474
Series 2007-J2, Class 2A1 6.000%, 07/25/37	480,252	471,839

	Principal Amount	Value
Banc of America Funding Trust
Series 2006-B, Class 7A1 4.512%, 03/20/36[2]	$266,150	$252,176
Series 2010-R9, Class 3A3 5.500%, 12/26/35[1]	380,663	318,227
BBCMS Mortgage Trust
Series 2017-DELC, Class C (1 month LIBOR + 1.200%), 3.673%, 08/15/36[1,4]	132,000	131,690
Series 2017-DELC, Class D (1 month LIBOR + 1.700%), 4.173%, 08/15/36[1,4]	150,000	150,031
Series 2017-DELC, Class E (1 month LIBOR + 2.500%), 4.973%, 08/15/36[1,4]	302,000	302,707
Series 2017-DELC, Class F (1 month LIBOR + 3.500%), 5.973%, 08/15/36[1,4]	301,000	302,128
BBCMS Trust Series 2015-STP, Class D 4.427%, 09/10/28[1,2]	630,000	630,196
Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	54,019	54,445
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class AJ 5.566%, 01/12/45[2]	450,000	402,141
BHMS Series 2018-ATLS, Class C (1 month LIBOR + 1.900%), 4.373%, 07/15/35[1,4]	125,000	125,109
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XA 1.203%, 01/10/48[2,11]	8,895,109	507,730
Series 2016-C4, Class C 5.037%, 05/10/58[2]	858,000	894,988
Citicorp Mortgage Securities Trust Series Series 2007-2, Class 3A1 5.500%, 02/25/37	1,319	1,316
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class XA 1.949%, 09/10/45[1,2,11]	662,173	29,872
Series 2014-GC25, Class XA 1.152%, 10/10/47[2,11]	4,710,167	214,848
Series 2015-GC27, Class C 4.575%, 02/10/48[2]	761,000	771,253
Series 2015-GC27, Class D 4.575%, 02/10/48[1,2]	197,700	181,149
Series 2015-GC31, Class C 4.194%, 06/10/48[2]	780,000	764,360
Series 2015-GC35, Class C 4.648%, 11/10/48[2]	235,000	237,842
Series 2015-GC35, Class XA 1.017%, 11/10/48[2,11]	7,353,170	282,459
Series 2016-GC36, Class B 4.915%, 02/10/49[2]	763,000	812,632

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 15.9% (continued)
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class XA 1.450%, 02/10/49[2,11]	$7,529,220	$504,899
Series 2016-P3, Class XA 1.860%, 04/15/49[2,11]	5,444,094	459,180
Series 2016-P4, Class XA 2.148%, 07/10/49[2,11]	5,122,780	528,420
Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1A2 4.794%, 03/25/36[2]	828,900	802,455
Series 2010-7, Class 11A1 5.098%, 07/25/36[1,2]	967,536	975,400
COMM Mortgage Trust
Series 2016-DC2, Class C 4.795%, 02/10/49[2]	453,000	460,386
Series 2016-DC2, Class XA 1.184%, 02/10/49[2,11]	6,604,905	349,725
Series 2016-GCT, Class D 3.577%, 08/10/29[1,2]	644,881	638,272
Series 2016-GCT, Class E 3.577%, 08/10/29[1,2]	780,000	771,345
Series 2016-GCT, Class F 3.577%, 08/10/29[1,2]	795,000	779,365
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA 2.026%, 10/15/45[2,11]	1,481,091	78,332
Series 2013-CR10, Class XA 0.841%, 08/10/46[2,11]	16,799,829	433,473
Series 2014-CR20, Class C 4.652%, 11/10/47[2]	300,000	311,544
Series 2015-CR26, Class B 4.632%, 10/10/48[2]	600,000	636,603
Series 2015-CR26, Class XA 1.110%, 10/10/48[2,11]	7,881,915	375,907
Series 2015-LC23, Class C 4.800%, 10/10/48[2]	585,000	611,787
Series 2016-CR28, Class C 4.801%, 02/10/49[2]	726,000	761,406
Commercial Mortgage Trust Series 2018-HCLV, Class C (1 month LIBOR + 1.700%), 4.173%, 09/15/33[1,4]	600,000	599,624
Core Industrial Trust
Series 2015-CALW, Class D 3.979%, 02/10/34[1,2]	500,000	505,876
Series 2015-CALW, Class F 3.979%, 02/10/34[1,2]	754,000	758,150
CORE Mortgage Trust
Series 2019-CORE, Class E (1 month LIBOR + 1.900%), 4.373%, 12/15/31[1,4]	775,000	776,454
Series 2019-CORE, Class F (1 month LIBOR + 2.350%), 4.823%, 12/15/31[1,4]	775,000	776,696

	Principal Amount	Value
Countrywide Alternative Loan Trust
Series 2005-86CB, Class A5 5.500%, 02/25/36	$756,288	$657,986
Series 2006-J1, Class 2A1 7.000%, 02/25/36	449,808	153,916
Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-HYB8, Class 4A1 3.956%, 12/20/35[2]	352,382	344,600
Series 2007-14, Class A15 6.500%, 09/25/37	863,207	725,920
Series 2007-2, Class A13 6.000%, 03/25/37	348,478	286,157
Series 2007-7, Class A4 5.750%, 06/25/37	59,086	49,854
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class 5A9 5.500%, 10/25/35	962,267	835,509
Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	524,612	459,460
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA 1.948%, 01/15/49[2,11]	6,869,907	585,221
Series 2018-C14, Class C 5.056%, 11/15/51[2]	880,000	895,059
CSMC Trust
Series 2013-IVR4, Class A2 3.000%, 07/25/43[1,2]	2,638,319	2,566,133
Series 2017-CHOP, Class D (1 month LIBOR + 1.900%), 4.373%, 07/15/32[1,4]	261,000	261,714
Series 2017-CHOP, Class E (1 month LIBOR + 3.300%), 5.773%, 07/15/32[1,4]	261,000	262,495
DBJPM
Series 2016-C1, Class C 3.502%, 05/10/49[2]	534,000	510,271
Series 2016-C1, Class XA 1.629%, 05/10/49[2,11]	7,555,851	583,013
First Horizon Alternative Mortgage Securities Trust Series 2006-AA7, Class A1 4.070%, 01/25/37[2]	1,725,787	1,567,394
FREMF Mortgage Trust Series 2016-KF22, Class B (1 month LIBOR + 5.050%), 7.545%, 07/25/23[1,4]	224,690	232,445
Great Wolf Trust
Series 2017-WOLF, Class D (1 month LIBOR + 2.100%), 4.573%, 09/15/34[1,4]	274,000	274,977
Series 2017-WOLF, Class E (1 month LIBOR + 3.100%), 5.573%, 09/15/34[1,4]	425,000	427,176

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 15.9% (continued)
Great Wolf Trust Series 2017-WOLF, Class F (1 month LIBOR + 4.070%), 6.543%, 09/15/34[1,4]	$226,000	$227,769
GS Mortgage Securities Trust
Series 2014-GC26, Class C 4.671%, 11/10/47[2]	391,000	392,255
Series 2014-GC26, Class D 4.671%, 11/10/47[1,2]	1,301,000	1,123,902
Series 2015-GC34, Class XA 1.486%, 10/10/48[2,11]	6,313,140	399,013
Series 2015-GS1, Class XA 0.946%, 11/10/48[2,11]	10,502,273	453,168
Series 2016-GS2, Class XA 1.808%, 05/10/49[2,11]	7,271,615	591,158
Series 2017-GS7, Class XA 1.282%, 08/10/50[2,11]	10,326,199	736,785
GSR Mortgage Loan Trust
Series 2006-2F, Class 2A17 5.750%, 02/25/36	2,198,921	2,101,684
Series 2006-AR1, Class 3A1 4.649%, 01/25/36[2]	248,476	245,784
HSI Asset Loan Obligation Trust Series 2007-2, Class 1A1 5.500%, 09/25/37	7,123	6,767
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2017-MAUI, Class C (1 month LIBOR + 1.250%), 3.722%, 07/15/34[1,4]	223,000	223,167
Series 2017-MAUI, Class D (1 month LIBOR + 1.950%), 4.422%, 07/15/34[1,4]	209,000	209,380
Series 2017-MAUI, Class E (1 month LIBOR + 2.950%), 5.422%, 07/15/34[1,4]	185,000	185,660
Series 2017-MAUI, Class F (1 month LIBOR + 3.750%), 6.222%, 07/15/34[1,4]	260,000	261,844
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-A2, Class 2A1 4.277%, 04/25/36[2]	1,327,132	1,288,078
Series 2006-LDP8, Class X 0.285%, 05/15/45[2,11]	44,147	51
Series 2006-LDP9, Class AM 5.372%, 05/15/47	14,172	14,251
Series 2007-LDPX, Class AM 5.464%, 01/15/49[2]	46,551	46,638
Series 2011-C4, Class XA 1.375%, 07/15/46[1,2,11]	259,546	4,992
Series 2012-C8, Class XA 1.928%, 10/15/45[2,11]	1,453,953	68,229
Series 2012-CBX, Class XA 2.066%, 06/15/45[2,11]	552,697	17,416

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA 1.272%, 01/15/49[2,11]	$8,180,252	$351,362
Series 2016-JP2, Class B 3.459%, 08/15/49	320,000	317,528
Series 2016-JP2, Class C 3.943%, 08/15/49[2]	246,000	242,911
JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class XA 1.021%, 02/15/47[2,11]	4,751,138	160,791
Series 2014-C23, Class C 4.615%, 09/15/47[2]	330,824	341,320
Series 2014-C25, Class C 4.592%, 11/15/47[2]	450,000	458,511
Series 2014-C25, Class XA 1.081%, 11/15/47[2,11]	6,278,800	217,037
Series 2014-C26, Class XA 1.198%, 01/15/48[2,11]	4,674,286	184,512
Series 2015-C27, Class D 3.983%, 02/15/48[1,2]	263,000	250,742
Series 2015-C28, Class XA 1.255%, 10/15/48[2,11]	7,452,051	303,243
Series 2015-C33, Class C 4.771%, 12/15/48[2]	670,000	692,003
Series 2016-C1, Class C 4.896%, 03/15/49[2]	755,000	784,944
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA 1.839%, 06/15/49[2,11]	7,591,271	560,889
Lehman XS Trust Series 2007-12N, Class 1A3A (1 month LIBOR + 0.200%), 2.677%, 07/25/47[4]	5,819,971	5,581,002
LSTAR Commercial Mortgage Trust Series 2016-4, Class C 4.708%, 03/10/49[1,2]	588,000	545,648
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class AF1 6.250%, 10/25/36	3,656,377	3,166,599
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA 1.618%, 08/15/45[1,2,11]	673,023	25,117
Series 2014-C14, Class XA 1.180%, 02/15/47[2,11]	4,008,909	138,371
Series 2014-C18, Class C 4.489%, 10/15/47[2]	300,000	311,038
Series 2014-C19, Class C 4.000%, 12/15/47	413,500	413,413
Series 2015-C25, Class C 4.678%, 10/15/48[2]	785,000	820,288
Series 2015-C27, Class C 4.682%, 12/15/47[2]	80,000	80,927
Series 2016-C28, Class XA 1.407%, 01/15/49[2,11]	8,307,993	511,496
Series 2016-C29, Class C 4.909%, 05/15/49[2]	844,000	872,130

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 15.9% (continued)
Morgan Stanley Capital I Trust
Series 2011-C1, Class XA 0.521%, 09/15/47[1,2,11]	$456,460	$2,090
Series 2014-150E, Class B 4.264%, 09/09/32[1]	761,000	795,533
Series 2014-CPT, Class E 3.560%, 07/13/29[1,2]	250,000	249,898
Series 2016-UB11, Class XA 1.775%, 08/15/49[2,11]	2,762,776	225,198
Morgan Stanley Mortgage Loan Trust
Series 2005-3AR, Class 2A2 3.783%, 07/25/35[2]	366,976	325,288
Series 2005-9AR, Class 2A 4.365%, 12/25/35[2]	3,773,774	3,597,446
Series 2007-14AR, Class 1A3 4.321%, 10/25/37[2]	992,340	949,312
MSCG Trust Series 2016-SNR, Class C 5.205%, 11/15/34[1]	804,100	806,673
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A (1 month LIBOR + 0.950%), 3.434%, 06/15/35[1,4]	560,652	558,892
Series 2018-FL1, Class C (1 month LIBOR + 2.200%), 4.684%, 06/15/35[1,4]	584,000	578,898
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35[2]	201,481	128,717
PR Mortgage Loan Trust Series 2014-1, Class APT 5.911%, 10/25/49[1,2]	1,898,157	1,771,781
RALI Trust
Series 2005-QA10, Class A31 4.813%, 09/25/35[2]	841,298	740,066
Series 2006-QO10, Class A1 (1 month LIBOR + 0.160%), 2.637%, 01/25/37[4]	5,272,154	5,037,320
Series 2006-QS7, Class A2 6.000%, 06/25/36	2,584,154	2,386,287
Residential Asset Securitization Trust
Series 2006-A6, Class 1A1 6.500%, 07/25/36	187,274	95,414
Series 2007-A1, Class A8 6.000%, 03/25/37	362,499	215,637
Seasoned Credit Risk Transfer Trust Series 2018-2, Class HV 3.000%, 11/25/57[2]	4,860,768	4,586,879
Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/25/43[2]	1,105,061	1,017,707

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 4.229%, 02/25/36[2]	$111,877	$108,878
UBS Commercial Mortgage Trust
Series 2018-C8, Class C 4.861%, 02/15/51[2]	917,000	941,795
Series 2019-C16, Class B 4.320%, 04/15/52	769,000	796,481
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 1.999%, 08/10/49[1,2,11]	1,370,734	70,285
Washington Mutual Mortgage Pass Through Certificates WMALT Trust Series 2005-8, Class 2CB1 5.500%, 10/25/35	1,154,307	1,131,956
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-6, Class 3CB 5.500%, 08/25/35	2,885,865	2,752,539
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class D 3.938%, 08/15/50[1]	725,000	566,501
Series 2015-C28, Class C 4.264%, 05/15/48[2]	400,000	398,607
Series 2015-C31, Class C 4.761%, 11/15/48[2]	585,000	600,667
Series 2015-C31, Class XA 1.211%, 11/15/48[2,11]	8,088,613	434,671
Series 2015-LC22, Class C 4.694%, 09/15/58[2]	480,000	493,434
Series 2015-NXS1, Class XA 1.283%, 05/15/48[2,11]	4,322,478	191,503
Series 2015-NXS3, Class C 4.637%, 09/15/57[2]	610,000	618,173
Series 2016-C32, Class C 4.879%, 01/15/59[2]	558,000	571,578
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	511,743
Series 2016-C33, Class XA 1.933%, 03/15/59[2,11]	5,170,187	431,975
Series 2016-NXS6, Class XA 1.782%, 11/15/49[2,11]	6,184,851	497,079
Series 2017-C39, Class XA 1.282%, 09/15/50[2,11]	13,691,488	960,593
Series 2017-C41, Class C 4.661%, 11/15/50[2]	1,238,000	1,264,940
Series 2019-C50, Class B 4.192%, 05/15/52[10]	637,000	659,433
Series 2019-C50, Class C 4.345%, 05/15/52[10]	637,000	644,901
Wells Fargo Mortgage Backed Securities Trust
Series 2007-13, Class A6 6.000%, 09/25/37	116,674	116,752
Series 2007-8, Class 1A16 6.000%, 07/25/37	134,963	134,074

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 15.9% (continued)
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class XA 1.993%, 08/15/45[1,2,11]	$674,957	$32,578
Series 2012-C9, Class XA 2.039%, 11/15/45[1,2,11]	993,032	54,011
Series 2014-C21, Class XA 1.219%, 08/15/47[2,11]	5,862,636	236,238
Total Mortgage-Backed Securities
(Cost $96,478,520)		97,832,050
Municipal Bonds - 0.1%
State of California 7.550%, 04/01/39	305,000	466,668
Missouri Highway & Transportation Commission, Build America Bonds 5.063%, 05/01/24	220,000	242,409
Total Municipal Bonds
(Cost $684,433)		709,077
U.S. Government and Agency Obligations - 29.3%
Fannie Mae - 9.0%
Fannie Mae,
3.000%, 03/01/45 to 04/01/45	6,080,597	5,998,905
3.500%, 12/01/31 to 03/01/46	8,706,987	8,855,433
4.000%, 09/01/31 to 06/01/42	342,474	352,275
4.500%, 03/01/42	79,777	82,009
Fannie Mae REMICS,
Series 2007-57, Class SX (6.620% - 1 month LIBOR), 4.143%, 10/25/36[4,11]	107,747	14,684
Series 2009-86, Class CI (5.800% - 1 month LIBOR), 3.323%, 09/25/36[4,11]	120,493	11,570
Series 2010-156, Class ZC 4.000%, 01/25/41	368,125	378,854
Series 2011-121, Class JP 4.500%, 12/25/41	138,462	146,769
Series 2011-18, Class UZ 4.000%, 03/25/41	450,814	465,652
Series 2012-105, Class Z 3.500%, 10/25/42	1,258,702	1,249,564
Series 2012-127, Class PA 2.750%, 11/25/42	1,470,068	1,456,283
Series 2012-20, Class ZT 3.500%, 03/25/42	4,624,714	4,681,479
Series 2012-31, Class Z 4.000%, 04/25/42	1,990,383	2,098,947
Series 2013-5, Class EZ 2.000%, 08/25/42	7,129,394	6,278,169
Series 2013-8, Class Z 3.000%, 02/25/43	5,743,773	5,434,997
Series 2014-73, Class CZ 3.000%, 11/25/44	5,721,720	5,377,913
Series 2015-9, Class HA 3.000%, 01/25/45	4,076,159	4,117,116

	Principal Amount	Value
Fannie Mae REMICS,
Series 2015-95, Class AP 3.000%, 08/25/42	$2,937,680	$2,935,813
Series 2016-24, Class NZ 3.000%, 05/25/46	5,952,460	5,643,422
Total Fannie Mae		55,579,854
Freddie Mac - 4.5%
Freddie Mac Gold,
3.000%, 07/01/45 to 08/01/45	6,336,308	6,280,937
3.500%, 10/01/42	559,128	559,330
4.000%, 10/01/41	122,050	124,413
5.000%, 07/01/35	17,911	19,257
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K050, Class A2 3.334%, 08/25/25[2]	569,000	588,114
Series K053, Class A2 2.995%, 12/25/25	766,000	776,324
Series K722, Class X1 1.438%, 03/25/23[2,11]	5,192,528	211,397
Freddie Mac REMICS,
Series 2909, Class Z 5.000%, 12/15/34	245,506	262,668
Series 3301, Class MS (6.100% - 1 month LIBOR), 3.627%, 04/15/37[4,11]	66,832	7,273
Series 3382, Class SB (6.000% - 1 month LIBOR), 3.527%, 11/15/37[4,11]	18,100	1,540
Series 3384, Class S (6.390% - 1 month LIBOR), 3.917%, 11/15/37[4,11]	22,841	2,467
Series 3500, Class SA (5.520% - 1 month LIBOR), 3.047%, 01/15/39[4,11]	58,554	5,353
Series 3626, Class AZ 5.500%, 08/15/36	114,956	123,350
Series 3792, Class SE (9.860% - 2 times 1 month LIBOR, 0.000% cap, 9.860% floor), 4.915%, 01/15/41[4]	903,021	991,424
Series 3795, Class VZ 4.000%, 01/15/41	139,021	142,807
Series 3872, Class BA 4.000%, 06/15/41	30,184	30,575
Series 3894, Class ZA 4.500%, 07/15/41	302,118	320,008
Series 3957, Class DZ 3.500%, 11/15/41	436,724	440,291
Series 3957, Class HZ 4.000%, 11/15/41	605,116	637,209
Series 4016, Class KZ 4.000%, 03/15/42	2,388,460	2,518,098
Series 4075, Class S (5.500% - 1 month LIBOR), 3.027%, 07/15/42[4,11]	2,798,839	405,016
Series 4215, Class KC 2.250%, 03/15/38	1,547,275	1,537,247

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 4.5% (continued)
Freddie Mac REMICS,
Series 4316, Class BZ 3.000%, 03/15/44	$3,493,563	$3,302,971
Series 4323, Class GA 3.000%, 06/15/40	1,680,120	1,691,940
Series 4511, Class QA 3.000%, 01/15/41	2,577,419	2,584,464
Series 4750, Class PA 3.000%, 07/15/46	4,565,605	4,525,192
Total Freddie Mac		28,089,665
Ginnie Mae - 0.3%
Ginnie Mae,
Series 2004-35, Class SA (32.50% - 6.5 times 1 - month LIBOR, 0.000% cap, 32.500% floor), 16.374%, 03/20/34[4]	19,290	29,945
Series 2008-69, Class SB (7.630% - 1 month LIBOR, 0.000% cap, 7.630% floor), 5.149%, 08/20/38[4,11]	225,988	41,236
Series 2009-32, Class ZE 4.500%, 05/16/39	251,488	268,709
Series 2009-35, Class DZ 4.500%, 05/20/39	283,908	304,030
Series 2009-75, Class GZ 4.500%, 09/20/39	295,227	310,524
Series 2010-98, Class IA 5.729%, 03/20/39[2,11]	55,001	6,913
Series 2011-89, Class SA (5.450% - 1 month LIBOR), 2.969%, 06/20/41[4,11]	509,173	56,215
Series 2014-156, Class PS (6.250% - 1 month LIBOR, 0.000% cap, 6.250% floor), 3.769%, 10/20/44[4,11]	2,045,752	309,613
Series 2014-5, Class PS (6.150% - 1 month LIBOR, 0.000% cap, 6.150% floor), 3.669%, 07/20/43[4,11]	1,913,708	250,431
Total Ginnie Mae		1,577,616
U.S. Treasury Obligations - 15.5%
U.S. Treasury Bonds,
3.125%, 02/15/43	3,310,000	3,442,335
3.750%, 11/15/43	2,600,000	2,988,984
2.750%, 11/15/42 to 08/15/47	1,670,000	1,617,861
3.625%, 08/15/43	2,750,000	3,098,906
U.S. Treasury Inflation Indexed Bonds,
0.875%, 01/15/29	2,983,218	3,074,036
1.000%, 02/15/46	5,398,109	5,460,667
U.S. Treasury Notes,
1.375%, 02/15/20	4,540,000	4,503,822
1.625%, 11/30/20 to 05/31/23	5,395,000	5,280,833
1.750%, 05/31/22	5,520,000	5,439,572
1.875%, 01/31/22 to 08/31/24	15,675,000	15,459,410
2.500%, 03/31/23	4,970,000	5,015,623
2.625%, 02/28/23	4,170,000	4,226,523
2.750%, 04/30/23 to 11/15/47	5,890,000	5,943,776
2.875%, 05/15/28	5,000,000	5,157,520
3.000%, 09/30/25	4,720,000	4,895,709

	Principal Amount	Value
U.S. Treasury Notes,
2.125%, 09/30/24	$5,130,000	$5,081,806
2.250%, 10/31/24 to 11/15/27	15,215,000	15,053,022
Total U.S. Treasury Obligations		95,740,405
Total U.S. Government and Agency Obligations
(Cost $180,095,322)		180,987,540
Foreign Government Obligations - 1.4%
Argentine Republic Government International Bond (Argentina)
5.875%, 01/11/28	450,000	312,586
6.625%, 07/06/28	350,000	247,187
6.875%, 01/26/27	1,400,000	1,014,489
Colombia Government International Bond (Colombia)
4.500%, 03/15/29	200,000	211,300
5.200%, 05/15/49	200,000	214,300
Costa Rica Government (Costa Rica) 9.995%, 08/01/20	500,000	527,500
Mexico Government International Bond (Mexico)
3.750%, 01/11/28	560,000	550,732
4.150%, 03/28/27	406,000	412,212
Perusahaan Penerbit SBSN Indonesia III (Indonesia)
4.150%, 03/29/27[1]	1,200,000	1,221,900
4.150%, 03/29/27	800,000	814,600
Philippine Government International Bond (Philippines) 4.200%, 01/21/24	1,000,000	1,058,945
Provincia De Buenos Aires/Argentina (Argentina) 7.875%, 06/15/27	1,500,000	1,005,000
S.P.A.RC EM SPC Panama Metro Line 2 SP (Cayman Islands) 0.000%, 12/05/22[1,6]	1,192,411	1,118,780
Total Foreign Government Obligations
(Cost $9,626,943)		8,709,531
Floating Rate Senior Loan Interests - 3.0%
Financials - 0.4%
Acrisure LLC First Lien Term Loan B-2, (3 month LIBOR + 4.250%), 6.879%, 11/22/23[4]	435,578	435,215
AlixPartners LLP, 2017 Refinancing Term Loan, (1 month LIBOR + 2.750%), 5.233%, 04/04/24[4]	321,039	321,956
AssuredPartners, Inc., 2017 September Refinancing Term Loan, (1 month LIBOR + 3.250%), 5.733%, 10/22/24[4]	383,645	381,823
BHN Merger Sub, Inc., First Lien Term Loan, (1 month LIBOR + 3.000%), 5.483%, 06/15/25[4]	72,984	72,993
Canyon Valor Cos, Inc., Initial Dollar Term Loan (First Lien), (3 month LIBOR + 2.750%), 5.351%, 06/16/23[4]	436,340	436,286
The Edelman Financial Center LLC, (1 month LIBOR + 3.250%), 5.723%, 07/19/25[4]	49,875	50,068

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 0.4% (continued)
Forest City Enterprises LP, Initial Term Loan, (1 month LIBOR + 4.000%), 6.483%, 12/07/25[4]	$134,662	$135,925
TKC Holdings Inc., Initial Term Loan (First Lien), (1 month LIBOR + 3.750%), 0.000%, 02/01/23[4]	196,888	195,903
UFC Holdings LLC, Term Loan (First Lien), (1 month LIBOR + 3.250%), 5.740%, 08/18/23[4]	380,763	382,360
Total Financials		2,412,529
Industrials - 2.6%
Almonde Inc., First Lien Dollar Term Loan, (3 month LIBOR + 3.500%), 6.101%, 06/16/24[4]	68,493	68,027
Alterra Mountain Company, Initial Term Loan, (1 month LIBOR + 3.000%), 5.483%, 07/31/24[4]	360,950	362,188
Applied Systems, Inc., Initial Term Loan (First Lien), (1 month LIBOR + 3.250%), 5.483%, 09/19/24[4]	62,372	62,431
Auris Luxembourg Iii, S.A., Facility B2 Loan , (1 month LIBOR + 3.750%), 6.233%, 02/21/26[4]	190,000	191,465
BCP Renaissance Parent LLC, Initial Term Loan, (3 month LIBOR + 3.500%), 6.083%, 10/31/24[4]	123,801	124,601
BJ’s Wholesale Club, Inc., 2018 Other Term Loan, (1 month LIBOR + 3.000%), 5.473%, 02/03/24[4]	398,719	401,086
Boxer Parent Co., Inc., Initial Dollar Term Loan, (3 month LIBOR + 4.250%), 6.851%, 10/02/25[4]	314,212	317,027
Brookfield Wec Holdings Inc., First Lien Term Loan, (1 month LIBOR + 3.500%), 5.983%, 08/01/25[4]	234,412	236,134
Change Healthcare Holdings LLC, Closing Date Term Loan, (1 month LIBOR + 2.750%), 5.233%, 03/01/24[4]	367,050	367,411
CHG Healthcare Services Inc., New Term Loan, (1 month LIBOR + 3.000%), 5.483%, 06/07/23[4]	74,439	74,579
Commscope, Inc., Initial Term Loan, (1 month LIBOR + 3.250%), 5.733%, 04/04/26[4]	195,000	196,974
Concentra, Inc., First Lien Term B-1 Loan, (1 month LIBOR + 2.750%), 5.230%, 06/01/22[4]	366,856	367,773
CSC Holdings LLC, February 2019 Incremental Term Loan, (1 month LIBOR + 3.000%), 5.473%, 04/15/27[4]	195,000	195,811
Cvent Inc., First Lien Term Loan, (1 month LIBOR + 3.750%), 6.233%, 11/30/24[4]	420,626	416,682
Cyxtera DC Holdings Inc., Initial Term Loan (First Lien), (3 month LIBOR + 3.000%), 5.600%, 05/01/24[4]	373,067	363,740
EG America LLC Additional Facility Loan, (3 month LIBOR + 4.000%), 6.601%, 02/05/25[4]	467,056	463,115
Equian LLC, 2018 Incremental Term Loan B, (1 month LIBOR + 3.250%), 5.733%, 05/19/24[4]	490,352	490,147
Equinox Holdings Inc., Term B-1 Loan, (1 month LIBOR + 3.000%), 5.483%, 03/08/24[4]	485,376	485,174

	Principal Amount	Value
Filtration Group Corporation Initial Dollar Term Loan, (1 month LIBOR + 3.000%), 5.499%, 03/29/25[4]	$485,399	$487,098
Garda World Security Corporation New Incremental Term B Loan, (3 month LIBOR + 3.500%), 6.115%, 05/26/24[4]	445,455	445,733
Gates Global LLC, Initial B-2 Dollar Term Loan, (1 month LIBOR + 2.750%), 5.233%, 03/31/24[4]	445,477	446,869
Gentiva Health Services Inc. First Lien Closing Date Initial Term Loan, (1 month LIBOR + 3.750%), 6.250%, 07/02/25[4]	361,216	362,796
Gobp Holdings, Inc., First Lien Initial Term Loan, (3 month LIBOR + 3.750%), 6.351%, 10/22/25[4]	184,538	184,999
Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, (1 month LIBOR + 3.250%), 5.733%, 12/01/23[4]	365,041	366,182
Hyland Software, Inc., 2018 Refinancing Term Loan, (1 month LIBOR + 3.500%), 5.983%, 07/01/24[4]	486,172	489,464
Informatica LLC, Dollar Term B-1 Loan, (1 month LIBOR + 3.250%), 5.733%, 08/06/22[4]	449,717	451,731
IRB Holding Corp Term B Loan, (1 month LIBOR + 3.250%), 5.723%, 02/05/25[4]	72,751	72,705
Jaguar Holding Company II, 2018 Term Loan, (1 month LIBOR + 2.500%), 4.983%, 08/18/22[4]	72,474	72,170
JBS USA LUX, S.A., New Term Loan, (2 month LIBOR + 2.500%), 5.030%, 04/25/26[4,12]	125,000	125,424
Kronos Incorporated 2018 New Incremental Term Loan, (3 month LIBOR + 3.000%), 5.736%, 11/01/23[4]	72,579	72,811
Life Time Inc., New 2017 Refinancing Term Loan, (3 month LIBOR + 2.750%), 5.379%, 06/15/22[4]	72,521	72,498
Messer Industries LLC, USD Term Loan, (3 month LIBOR + 2.500%), 5.101%, 03/01/26[4]	145,000	144,970
Milacron LLC, Term B Loan, (1 month LIBOR + 2.500%), 4.983%, 09/28/23[4]	422,114	418,948
Mitchell International, Inc. Initial Term Loan (First Lien), (1 month LIBOR + 3.250%), 5.733%, 12/01/24[4]	316,800	312,840
MLN US Holdings LLC, Term Loan (First Lien), (1 month LIBOR + 4.500%), 6.983%, 11/30/25[4]	294,262	291,320
MPH Acquisition Holdings LLC, Initial Term Loan, (3 month LIBOR + 2.750%), 5.351%, 06/07/23[4]	70,469	69,886
Panther BF Aggregator LP, USD Term Loan, (1 month LIBOR + 3.500%), 5.930%, 03/18/26[4,12]	280,000	281,218
Ply Gem Midco, Inc., Initial Term Loan, (3 month LIBOR + 3.750%), 6.547%, 04/12/25[4]	283,571	280,558
PODS LLC Tranche B-4 Term Loan, (1 month LIBOR + 2.750%), 5.234%, 11/21/24[4]	72,913	72,974

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 2.6% (continued)
Prime Security Services Borrower, Term B-1 Loan (First Lien), (1 month LIBOR + 2.750%), 5.233%, 05/02/22[4]	$329,130	$330,055
Radiology Partners, Inc., Term Loan B, (3 month LIBOR + 4.750%), 7.395%, 07/09/25[4]	189,524	190,471
Refinitiv US Holdings, Inc., Initial Dollar Term Loan, (1 month LIBOR + 3.750%), 6.190%, 10/01/25[4,12]	339,237	336,269
Scientific Games International, Inc. Initial Term B-5 Loan, (1 month LIBOR + 2.750%), 5.233%, 08/14/24[4]	72,753	72,723
SCS Holdings I Inc., New Tranche B Term Loan (First Lien), (1 month LIBOR + 4.250%), 6.733%, 10/30/22[4]	189,349	189,823
Securus Technologies Holdings Inc., Initial Term Loan (First Lien), (1 month LIBOR + 4.500%), 6.983%, 11/01/24[4]	485,388	478,592
Select Medical Corp., Repriced Term Loan B, (1 month LIBOR + 2.500%), 4.990%, 03/06/25[4]	399,886	400,886
Solera LLC Dollar Term Loan, (1 month LIBOR + 2.750%), 5.233%, 03/03/23[4]	446,547	447,489
Sophia LP, Term B Loan, (3 month LIBOR + 3.250%), 5.850%, 09/30/22[4,12]	384,153	384,953
Sprint Communications, Initial Term Loan, (1 month LIBOR + 2.500%), 5.000%, 02/03/24[4,12]	375,000	364,687
Starfruit US Holdco LLC, Initial Dollar Term Loan, (1 month LIBOR + 3.250%), 5.729%, 10/01/25[4]	103,530	103,384
Tempo Acquisition LLC, Initial Term Loan, (USD LIBOR + 3.000%), 0.000%, 05/01/24[4]	241,386	241,989
Tenneco Inc. Term Loan, (1 month LIBOR + 2.750%), 5.233%, 10/01/25[4]	137,561	134,409
Valeant Pharmaceuticals, First Incremental Term Loan, (1 month LIBOR + 3.000%), 5.224%, 11/27/25[4]	152,000	152,171
VeriFone Systems, Inc., First Lien Initial Term Loan, (3 month LIBOR + 4.000%), 6.683%, 08/20/25[4]	106,273	106,300
Verscend Holding Corp., Term B Loan, (1 month LIBOR + 4.500%), 6.983%, 08/27/25[4]	268,650	270,833
Vertafore Inc., Initial Term Loan (First Lien), (1 month LIBOR + 3.250%), 5.733%, 07/02/25[4]	370,420	367,931
VVC Holding Corp., Term B Loan (First Lien), (3 month LIBOR + 4.500%), 7.197%, 02/11/26[4]	290,000	292,265
Web.com Group, Inc., First Lien Initial Term Loan, (1 month LIBOR + 3.750%), 6.234%, 10/11/25[4]	168,105	167,545
Yak Access LLC, First Lien Initial Term Loan, (1 month LIBOR + 5.000%), 7.483%, 07/11/25[4]	25,873	22,574
Total Industrials		15,762,908

	Principal Amount	Value
Utilities - 0.0%
Edgewater Generation LLC, Term Loan, (1 month LIBOR + 3.750%), 6.233%, 12/13/25[4]	$168,375	$169,322
Pike Corporation Initial Term Loan (2018), (1 month LIBOR + 3.500%), 5.990%, 03/23/25[4]	68,356	68,753
Total Utilities		238,075
Total Floating Rate Senior Loan Interests
(Cost $18,422,285)		18,413,512

	Shares
Common Stock - 0.0%#
Energy - 0.0%#
Frontera Energy Corp. (Canada)	17,242	152,321
Total Common Stock
(Cost $322,698)		152,321
Investment Companies - 4.7%
DoubleLine Global Bond Fund, Class I13
(Cost $29,401,657)	2,831,987	29,084,502

	Principal Amount
Short-Term Investments - 5.5%
Joint Repurchase Agreements - 1.0%[14]
Cantor Fitzgerald Securities, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,570,427 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 05/15/19 - 03/20/69, totaling $1,601,713)	$1,570,307	1,570,307
Citigroup Global Markets, Inc., dated 04/30/19, due 05/01/19, 2.770% total to be received $1,570,428 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.250% - 8.500%, 05/25/19 - 04/20/69, totaling $1,601,713)	1,570,307	1,570,307
Credit Suisse AG, dated 04/30/19, due 05/01/19, 2.700% total to be received $1,570,425 (collateralized by various U.S. Treasuries, 0.000% - 2.750%, 05/15/19 - 02/15/49, totaling $1,601,713)	1,570,307	1,570,307
HSBC Securities USA, Inc., dated 04/30/19, due 05/01/19, 2.750% total to be received $330,133 (collateralized by various U.S. Treasuries, 0.000% - 7.125%, 10/03/19 - 02/15/49, totaling $336,710)	330,108	330,108
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $1,570,426 (collateralized by various U.S. Government Agency Obligations, 2.652% - 7.000%, 04/01/34 - 04/20/49, totaling $1,601,713)	1,570,307	1,570,307
Total Joint Repurchase Agreements		6,611,336

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 2.7%
United States Treasury Bill, 2.427%, 11/07/19[15]	$7,420,000	$7,327,482
United States Treasury Bill, 2.405%, 07/11/19[15]	6,550,000	6,519,368
United States Treasury Bill, 2.415%, 09/05/19[15]	2,800,000	2,776,663
Total U.S. Government and Agency Obligations		16,623,513

	Shares
Other Investment Companies - 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[16]	3,618,648	3,618,648
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[16]	3,618,648	3,618,648

	Shares	Value
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[16]	3,728,303	$3,728,303
Total Other Investment Companies		10,965,599
Total Short-Term Investments
(Cost $34,193,857)		34,200,448
Total Investments - 101.1%
(Cost $622,842,590)		624,861,847
Other Assets, less Liabilities - (1.1)%		(7,063,987)
Net Assets - 100.0%		$617,797,860

#	Less than 0.05%.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2019, the value of these securities amounted to $134,541,860 or 21.8% of net assets.

[2]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Variable rate security. The rate shown is based on the latest available information as of April 30, 2019.
[5]

Some or all of these securities, amounting to $6,524,138 or 1.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[6]	Zero Coupon Bond.
[7]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[8]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[9]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[10]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at April 30, 2019, amounted to $2,651,696, or 0.4% of net assets.
[11]

Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

[12]	Estimated interest rate based on period end due to security settling after April 30, 2019.
[13]	Affiliated issuer. See summary of affiliated investment transaction for details.
[14]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[15]	Represents yield to maturity at April 30, 2019.
[16]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CLO	Collateralized Loan Obligation
CSI	China Securities Index
EMTN	European Medium Term Note
GMTN	Global Medium-Term Notes
GSR	Goldman Sachs REMIC
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
PIK	Payment-in-Kind
REMICS	Real Estate Mortgage Investment Conduit

The following schedule shows the value of affiliated investments at April 30, 2019.

Affiliated Issuer	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net increase in unrealized appreciation for the period	Amount of Dividends or Interest	Value
DoubleLine Global Bond Fund, Class I	2,831,987	$8,200,000	—	—	$744,722	$27,583	$29,084,502

The accompanying notes are an integral part of these financial statements.

AMG Managers DoubleLine Core Plus Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$191,664,828	—	$191,664,828
Asset-Backed Securities	—	63,108,038	—	63,108,038
Mortgage-Backed Securities	—	97,832,050	—	97,832,050
Municipal Bonds	—	709,077	—	709,077
U.S. Government and Agency Obligations†	—	180,987,540	—	180,987,540
Foreign Government Obligations	—	8,709,531	—	8,709,531
Floating Rate Senior Loan Interests	—	18,413,512	—	18,413,512
Common Stock††	$152,321	—	—	152,321
Investment Companies	29,084,502	—	—	29,084,502
Short-Term Investments
Joint Repurchase Agreements	—	6,611,336	—	6,611,336
U.S. Government and Agency Obligations	—	16,623,513	—	16,623,513
Other Investment Companies	10,965,599	—	—	10,965,599

Total Investments in Securities	$40,202,422	$584,659,425	—	$624,861,847

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

††	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Long-Short Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	Long Exposure[1]	Short Exposure[1]	Net Exposure[1]
Communication Services	22.9%	(1.3)%	21.6%
Financials	21.0	(1.0)	20.0
Industrials	11.0	(9.4)	1.6
Consumer Discretionary	7.2	(6.7)	0.5
Health Care	7.0	(0.3)	6.7
Consumer Staples	6.6	(2.0)	4.6
Information Technology	5.6	(4.0)	1.6
Real Estate	4.5	(2.7)	1.8
Materials	2.0	(1.2)	0.8
Energy	1.5	0.0	1.5
Exchange Traded Funds	0.0	(0.8)	(0.8)
Short Term Investments	13.4	—	13.4
Other Assets[2]	26.7	—	26.7

[1]	As a percentage of net assets.
[2]	Includes collateral for short sales.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Berkshire Hathaway, Inc., Class B	4.2
Liberty Media Corp.-Liberty SiriusXM, Class C	4.1
Liberty Broadband Corp., Class C	4.1
The Walt Disney Co.	3.2
Molson Coors Brewing Co., Class B	3.1
Comcast Corp., Class A	3.1
JPMorgan Chase & Co.	3.0
The Blackstone Group LP, (MLP)	3.0
McKesson Corp.	2.9
UniFirst Corp.	2.8

Top Ten as a Group	33.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG River Road Long-Short Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Long Positions - 102.7%
Common Stocks - 89.3%
Communication Services - 22.9%
Alphabet, Inc., Class C*,1	502	$596,617
Comcast Corp., Class A1	17,082	743,580
GCI Liberty, Inc., Class A*	9,883	589,224
Liberty Broadband Corp., Class C*,1	10,023	989,370
Liberty Global PLC, Class C (United Kingdom)*,1	23,572	616,408
Liberty Latin America, Ltd., Class C*	11,995	249,976
Liberty Media Corp.-Liberty SiriusXM, Class C*,1	24,705	992,153
The Walt Disney Co.[1]	5,533	757,855
Total Communication Services		5,535,183
Consumer Discretionary - 7.2%
Caesars Entertainment Corp.*	41,445	387,925
Expedia Group, Inc.[1]	2,889	375,108
L Brands, Inc.	13,423	344,165
LKQ Corp.*	20,888	628,729
Total Consumer Discretionary		1,735,927
Consumer Staples - 6.6%
Hostess Brands, Inc.*,1	27,440	367,696
Molson Coors Brewing Co., Class B1	11,781	756,222
Walgreens Boots Alliance, Inc.[1]	8,903	476,934
Total Consumer Staples		1,600,852
Energy - 1.5%
Occidental Petroleum Corp.	6,024	354,693
Financials - 21.0%
Axis Capital Holdings, Ltd. (Bermuda)	6,349	360,941
BB&T Corp.[1]	12,400	634,880
Berkshire Hathaway, Inc., Class B*,1	4,693	1,017,020
The Blackstone Group LP, (MLP)	18,512	730,484
Brookfield Asset Management, Inc., Class A (Canada)	12,290	592,255
JPMorgan Chase & Co.[1]	6,310	732,275
Lazard, Ltd., Class A1	16,589	644,980
Wells Fargo & Co.	7,377	357,121
Total Financials		5,069,956
Health Care - 7.0%
Allergan PLC[1]	3,089	454,083
McKesson Corp.[1]	5,805	692,246
Premier, Inc., Class A*	16,704	555,074
Total Health Care		1,701,403
Industrials - 11.0%
FedEx Corp.[1]	3,292	623,702

	Shares	Value
GEA Group AG, Sponsored ADR (Germany)	20,244	$571,488
General Electric Co.[1]	30,738	312,605
Nielsen Holdings PLC	17,677	451,294
UniFirst Corp.	4,282	677,113
Wabtec Corp.	165	12,222
Total Industrials		2,648,424
Information Technology - 5.6%
CDK Global, Inc.	7,998	482,439
Conduent, Inc.*	39,349	504,848
Sabre Corp.	17,327	359,709
Total Information Technology		1,346,996
Materials - 2.0%
Dow, Inc.*,1	4,350	246,775
DowDuPont, Inc.	6,388	245,619
Total Materials		492,394
Real Estate - 4.5%
Alexander & Baldwin, Inc., REIT	20,805	491,414
Brookfield Property Partners LP*	28,223	589,014
Total Real Estate		1,080,428
Total Common Stocks
(Cost $20,421,361)		21,566,256
Short-Term Investments - 13.4%
Other Investment Companies - 13.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[2]	1,065,761	1,065,761
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[2]	1,065,761	1,065,761
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[2]	1,098,057	1,098,057
Total Short-Term Investments
(Cost $3,229,579)		3,229,579
Total Investments - 102.7%
(Cost $23,650,940)		24,795,835
Short Sales - (29.4%)[3]
Common Stocks - (28.6%)
Communication Services - (1.3%)
AT&T, Inc.	(5,139)	(159,103)
Sprint Corp. *	(27,125)	(151,358)
Total Communication Services		(310,461)
Consumer Discretionary - (6.7%)
Bed Bath & Beyond, Inc.	(9,802)	(163,791)
Best Buy Co., Inc.	(3,480)	(258,947)
Dave & Buster’s Entertainment, Inc.	(4,200)	(238,728)

The accompanying notes are an integral part of these financial statements.

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Discretionary - (6.7%) (continued)
Dillard’s, Inc., Class A	(1,685)	$(115,338)
Fossil Group, Inc. *	(12,859)	(168,067)
Hanesbrands, Inc.	(9,365)	(169,226)
Mattel, Inc. *	(20,057)	(244,495)
Tesla, Inc. *	(1,047)	(249,908)
Total Consumer Discretionary		(1,608,500)
Consumer Staples - (2.0%)
Conagra Brands, Inc.	(7,799)	(240,053)
Energizer Holdings, Inc.	(5,250)	(251,423)
Total Consumer Staples		(491,476)
Financials - (1.0%)
Home Capital Group, Inc. (Canada)*	(11,352)	(160,489)
Mercury General Corp.	(1,332)	(71,635)
Total Financials		(232,124)
Health Care - (0.3%)
Mallinckrodt PLC (Ireland)*	(4,680)	(72,353)
Industrials - (9.4%)
ACCO Brands Corp.	(40,418)	(369,421)
Briggs & Stratton Corp.	(7,576)	(92,427)
Caterpillar, Inc.	(2,041)	(284,556)
Deluxe Corp.	(4,303)	(192,430)
Echo Global Logistics, Inc. *	(5,245)	(120,320)
Ennis, Inc.	(11,120)	(224,402)
MasTec, Inc. *	(3,811)	(193,027)
Quad/Graphics, Inc.	(6,586)	(80,415)
Snap-On, Inc.	(1,539)	(258,983)

*	Non-income producing security.
[1]

Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of April 30, 2019, value of securities held in the segregated account was $2,161,252.

[2]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]

The Fund is contractually responsible to the lender for any dividends payable on securities while those securities are outstanding in short position. These dividends and interest amounts are recorded as interest and dividend expense on the Statement of Operations.

	Shares	Value
Terex Corp.	(5,503)	$(183,415)
XPO Logistics, Inc. *	(4,029)	(274,294)
Total Industrials		(2,273,690)
Information Technology - (4.0%)
Canon, Inc., Sponsored ADR (Japan)	(8,730)	(241,646)
HP, Inc.	(11,708)	(233,574)
International Business Machines Corp.	(1,721)	(241,405)
Stratasys, Ltd. *	(11,195)	(260,284)
Total Information Technology		(976,909)
Materials - (1.2%)
Teck Resources, Ltd., Class B (Canada)	(5,159)	(122,010)
Vale SA, Sponsored ADR (Brazil)	(12,242)	(156,453)
Total Materials		(278,463)
Real Estate - (2.7%)
Realty Income Corp., REIT	(3,445)	(241,185)
The St Joe Co.*	(10,301)	(175,529)
Welltower, Inc., REIT	(3,266)	(243,415)
Total Real Estate		(660,129)
Total Common Stocks
(Proceeds $(6,800,805))		(6,904,105)
Exchange Traded Funds - (0.8%)
United States Oil Fund, LP* (Proceeds $(178,193))	(14,459)	(192,160)
Total Short Sales - (29.4%)
(Proceeds $(6,978,998))		(7,096,265)
Other Assets, less Liabilities - 26.7%		6,434,296
Net Assets - 100.0%		$24,133,866

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG River Road Long-Short Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Value
Investments in Securities
Assets
Common Stocks†	$21,566,256	—	—	$21,566,256
Short-Term Investments
Other Investment Companies	3,229,579	—	—	3,229,579

Total Assets	24,795,835	—	—	24,795,835

Liabilities
Common Stocks†	(6,904,105)	—	—	(6,904,105)
Exchange Traded Funds†	(192,160)	—	—	(192,160)

Total Liabilities	(7,096,265)	—	—	(7,096,265)

Net Investments in Securities	$17,699,570	—	—	$17,699,570

†

All common stocks and exchange traded funds held or shorted in the Fund are Level 1 securities. For a detailed breakout of common stocks and exchange traded funds by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Managers Pictet International Fund Fund Snapshots (unaudited) April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	16.9
Financials	16.3
Consumer Staples	14.7
Consumer Discretionary	12.4
Communication Services	11.6
Health Care	8.5
Information Technology	7.4
Energy	3.5
Materials	3.2
Real Estate	0.9
Short-Term Investments	3.1
Other Assets Less Liabilities	1.5

TOP TEN HOLDINGS

Security Name	% of Net Assets
Nestle SA (Switzerland)	2.9
Safran SA (France)	2.9
Royal Dutch Shell PLC, Class B (United Kingdom)	2.8
Oci NV (Netherlands)	2.5
ASML Holding NV (Netherlands)	2.5
Informa PLC (United Kingdom)	2.5
SoftBank Group Corp. (Japan)	2.4
Prudential PLC (United Kingdom)	2.4
Asahi Group Holdings, Ltd. (Japan)	2.3
JD.com, Inc., ADR (Cayman Islands)	2.3

Top Ten as a Group	25.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Pictet International Fund Schedule of Portfolio Investments (unaudited) April 30, 2019

	Shares	Value
Common Stocks - 95.4%
Communication Services - 11.6%
Cineworld Group PLC (United Kingdom)	1,695,628	$7,036,364
Informa PLC (United Kingdom)	882,849	8,976,857
Inmarsat PLC (United Kingdom)	272,942	1,945,761
PCCW, Ltd. (Hong Kong)	7,566,309	4,562,331
SoftBank Group Corp. (Japan)	82,900	8,790,002
Square Enix Holdings Co., Ltd. (Japan)	221,700	7,671,474
Vivendi SA (France)	118,453	3,438,211
Total Communication Services		42,421,000
Consumer Discretionary - 12.4%
ABC-Mart, Inc. (Japan)	32,600	2,026,086
Cie Financiere Richemont SA (Switzerland)	64,323	4,702,162
Ctrip.com International, Ltd., ADR (China)*	133,771	5,892,613
Gestamp Automocion SA (Spain)[1,2]	674,719	4,308,007
JD.com, Inc., ADR (Cayman Islands)*,2	281,570	8,523,124
KOMEDA Holdings Co., Ltd. (Japan)	207,200	3,799,169
Matas A/S (Denmark)	170,104	1,689,208
MGM China Holdings, Ltd. (Macau)	2,338,800	4,828,139
Pandora A/S (Denmark)	59,549	2,497,796
Sony Corp. (Japan)	142,500	7,177,456
Total Consumer Discretionary		45,443,760
Consumer Staples - 14.7%
Ain Holdings, Inc. (Japan)	48,300	3,842,013
Anheuser-Busch InBev SA/NV (Belgium)	80,957	7,197,684
Asahi Group Holdings, Ltd. (Japan)	196,600	8,572,411
cocokara fine, Inc. (Japan)	155,200	6,179,319
Danone SA (France)	63,674	5,147,740
Japan Tobacco, Inc. (Japan)	362,800	8,383,445
Nestle SA (Switzerland)	110,266	10,616,151
Ontex Group NV (Belgium)	145,215	3,655,732
Total Consumer Staples		53,594,495
Energy - 3.5%
Royal Dutch Shell PLC, Class B (United Kingdom)	317,173	10,236,254
Z Energy, Ltd. (New Zealand)	565,723	2,391,954
Total Energy		12,628,208
Financials - 16.3%
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,238,345	7,530,219
Intesa Sanpaolo SpA (Italy)	1,911,195	5,007,381
Julius Baer Group, Ltd. (Switzerland)	133,499	6,448,656
Mizrahi Tefahot Bank, Ltd. (Israel)	151,039	3,269,555
Moscow Exchange MICEX-RTS PJSC (Russia)*	4,295,065	6,054,613
Nordea Bank Abp (Finland)	596,967	4,696,551

	Shares	Value
Prudential PLC (United Kingdom)	386,179	$8,774,534
Saga PLC (United Kingdom)	3,313,326	2,544,824
Shinsei Bank, Ltd. (Japan)*	394,800	5,505,216
Sompo Holdings, Inc. (Japan)	114,200	4,310,272
Standard Chartered PLC (United Kingdom)	596,954	5,458,061
Total Financials		59,599,882
Health Care - 8.5%
GlaxoSmithKline PLC (United Kingdom)	322,122	6,617,434
Grifols SA, ADR (Spain)	197,528	3,780,686
Healius, Ltd. (Australia)	2,271,463	4,993,460
LivaNova PLC (United Kingdom)*,2	96,604	6,655,050
Miraca Holdings, Inc. (Japan)	183,600	4,705,904
Orpea (France)	34,110	4,161,730
Total Health Care		30,914,264
Industrials - 16.9%
BBA Aviation PLC (United Kingdom)	1,379,989	4,903,970
Bollore SA (France)	829,964	3,947,979
Bollore SA, non-voting shares (France)*	11,988	55,935
CK Hutchison Holdings, Ltd. (Hong Kong)	617,248	6,489,695
Elis SA (France)	463,769	8,276,719
FANUC Corp. (Japan)	41,900	7,871,986
Fujitec Co., Ltd. (Japan)	303,300	3,725,126
Jardine Strategic Holdings, Ltd. (Bermuda)	122,400	4,630,288
Knorr-Bremse AG (Germany)*	36,466	3,958,911
Safran SA (France)	72,579	10,579,238
SEEK, Ltd. (Australia)	228,969	2,940,886
Vinci SA (France)	44,874	4,532,123
Total Industrials		61,912,856
Information Technology - 7.4%
ams AG (Austria)[2]	67,788	2,861,485
ASML Holding NV (Netherlands)	43,583	9,100,630
Nokia OYJ (Finland)	599,263	3,148,906
Samsung Electronics Co., Ltd. (South Korea)	150,628	5,922,275
Siltronic AG (Germany)	35,168	3,445,879
Sophos Group PLC (United Kingdom)[1]	557,664	2,605,448
Total Information Technology		27,084,623
Materials - 3.2%
KAZ Minerals PLC (United Kingdom)	297,463	2,522,308
Oci NV (Netherlands)*	320,572	9,310,689
Total Materials		11,832,997
Real Estate - 0.9%
Merlin Properties Socimi SA, REIT (Spain)[2]	245,865	3,353,726
Total Common Stocks
(Cost $332,406,621)		348,785,811

The accompanying notes are an integral part of these financial statements.

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 3.1%
Joint Repurchase Agreements - 0.7%[3]
Cantor Fitzgerald Securities, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,000,077 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 05/15/19 - 03/20/69, totaling $1,020,000)	$1,000,000	$1,000,000
Citigroup Global Markets, Inc., dated 04/30/19, due 05/01/19, 2.770% total to be received $1,000,077 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.250% - 8.500%, 05/25/19 - 04/20/69, totaling $1,020,000)	1,000,000	1,000,000
Credit Suisse AG, dated 04/30/19, due 05/01/19, 2.700% total to be received $709,582 (collateralized by various U.S. Treasuries, 0.000% - 2.750%, 05/15/19 - 02/15/49, totaling $723,720)	709,529	709,529
Total Joint Repurchase Agreements		2,709,529

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2019, the value of these securities amounted to $6,913,455 or 1.9% of net assets.

[2]

Some or all of these securities, amounting to $13,427,747 or 3.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

	Shares	Value
Other Investment Companies - 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[4]	2,872,830	$2,872,830
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[4]	2,872,830	2,872,830
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[4]	2,959,886	2,959,886
Total Other Investment Companies		8,705,546
Total Short-Term Investments
(Cost $11,415,075)		11,415,075
Total Investments - 98.5%
(Cost $343,821,696)		360,200,886
Other Assets, less Liabilities - 1.5%		5,507,721
Net Assets - 100.0%		$365,708,607

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$55,935	$61,856,921	—	$61,912,856
Financials	2,544,824	57,055,058	—	59,599,882
Consumer Staples	5,147,740	48,446,755	—	53,594,495
Consumer Discretionary	18,602,741	26,841,019	—	45,443,760
Communication Services	—	42,421,000	—	42,421,000
Health Care	10,435,736	20,478,528	—	30,914,264
Information Technology	3,445,879	23,638,744	—	27,084,623
Energy	—	12,628,208	—	12,628,208
Materials	—	11,832,997	—	11,832,997
Real Estate	—	3,353,726	—	3,353,726
Short-Term Investments
Joint Repurchase Agreements	—	2,709,529	—	2,709,529
Other Investment Companies	8,705,546	—	—	8,705,546

Total Investments in Securities	$48,938,401	$311,262,485	—	$360,200,886

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
Australia	2.3
Austria	0.8
Belgium	3.1
Bermuda	1.3
Cayman Islands	2.5
China	1.7
Denmark	1.2
Finland	2.3
France	11.5
Germany	2.1
Hong Kong	3.2
Israel	0.9

Country	% of Long-Term Investments
Italy	1.4
Japan	23.7
Macau	1.4
Netherlands	5.3
New Zealand	0.7
Russia	1.7
South Korea	1.7
Spain	5.4
Switzerland	6.2
United Kingdom	19.6

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) April 30, 2019

	AMG Managers Fairpointe ESG Equity Fund	AMG River Road Focused Absolute Value Fund	AMG Managers Montag & Caldwell Growth Fund	AMG River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund II
Assets:
Investments at value[1] (including securities on loan valued at $0, $10,024,479, $14,616,070, $82,357,595, and $7,527,154, respectively)	$12,425,378	$76,660,815	$520,582,846	$768,305,516	$77,966,733
Receivable for investments sold	35,785	—	1,284,631	—	—
Dividend, interest and other receivables	9,332	40,126	433,000	1,004,462	109,080
Receivable for Fund shares sold	—	444,920	2,791,013	1,036,176	125,929
Receivable from affiliate	6,937	10,832	—	—	—
Prepaid expenses and other assets	18,958	17,550	32,021	29,043	19,314
Total assets	12,496,390	77,174,243	525,123,511	770,375,197	78,221,056
Liabilities:
Payable upon return of securities loaned	—	—	—	5,241,742	—
Payable for investments purchased	41,886	388,690	—	—	—
Payable for Fund shares repurchased	—	161,438	3,861,760	1,984,071	106,234
Accrued expenses:
Investment advisory and management fees	7,026	35,806	297,315	377,769	38,387
Administrative fees	1,505	8,952	63,710	94,442	9,597
Distribution fees	133	2,714	23,314	19,782	450
Shareholder service fees	803	2,382	29,732	31,960	4,224
Other	21,800	19,712	181,629	123,187	35,167
Total liabilities	73,153	619,694	4,457,460	7,872,953	194,059
Net Assets	$12,423,237	$76,554,549	$520,666,051	$762,502,244	$78,026,997
[1] Investments at cost	$11,284,617	$70,793,877	$345,302,282	$614,631,608	$63,923,117

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Fairpointe ESG Equity Fund	AMG River Road Focused Absolute Value Fund	AMG Managers Montag & Caldwell Growth Fund	AMG River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund II
Net Assets Represent:
Paid-in capital	$10,934,862	$69,981,933	$320,637,918	$597,137,284	$63,720,738
Distributable earnings	1,488,375	6,572,616	200,028,133	165,364,960	14,306,259
Net Assets	$12,423,237	$76,554,549	$520,666,051	$762,502,244	$78,026,997

Class N:
Net Assets	$757,326	$14,001,078	$173,459,052	$96,653,833	$2,256,518
Shares outstanding	62,633	1,159,684	9,530,329	8,029,719	173,808
Net asset value, offering and redemption price per share	$12.09	$12.07	$18.20	$12.04	$12.98
Class I:
Net Assets	$11,665,911	$62,404,298	$346,570,376	$665,777,568	$75,437,478
Shares outstanding	971,228	5,148,113	18,932,948	55,337,190	5,796,787
Net asset value, offering and redemption price per share	$12.01	$12.12	$18.31	$12.03	$13.01
Class R:
Net Assets	—	—	$636,623	—	—
Shares outstanding	—	—	36,327	—	—
Net asset value, offering and redemption price per share	—	—	$17.52	—	—
Class Z:
Net Assets	—	$149,173	—	$70,843	$333,001
Shares outstanding	—	12,305	—	5,887	25,581
Net asset value, offering and redemption price per share	—	$12.12	—	$12.03	$13.02

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Fairpointe Mid Cap Fund	AMG Managers LMCG Small Cap Growth Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Small Cap Value Fund	AMG Managers Silvercrest Small Cap Fund
Assets:
Investments at value[1] (including securities on loan valued at $0, $17,652,463, $8,622,708, $52,397,003, and $25,671,521, respectively)	$2,329,356,810	$85,689,383	$80,928,902	$366,123,630	$235,218,729
Receivable for investments sold	28,429,494	1,196,069	—	1,032,947	—
Dividend, interest and other receivables	860,436	52,557	11,719	94,862	75,848
Receivable for Fund shares sold	2,665,146	28,146	691,604	522,142	193,646
Receivable from affiliate	—	13,224	2,263	—	11,262
Prepaid expenses and other assets	61,677	20,204	34,882	24,526	30,622
Total assets	2,361,373,563	86,999,583	81,669,370	367,798,107	235,530,107
Liabilities:
Payable upon return of securities loaned	—	4,001,826	555,351	3,020,495	—
Payable for investments purchased	497,636	1,039,902	476,968	2,243,726	—
Payable for Fund shares repurchased	16,330,691	72,187	157,359	424,336	76,510
Accrued expenses:
Investment advisory and management fees	1,278,683	59,423	47,698	232,974	171,370
Administrative fees	314,534	9,904	9,540	43,683	28,562
Distribution fees	136,356	6,303	4,069	5,564	4,526
Shareholder service fees	153,361	4,622	3,287	18,842	11,271
Other	532,760	47,580	25,145	49,628	55,460
Total liabilities	19,244,021	5,241,747	1,279,417	6,039,248	347,699
Net Assets	$2,342,129,542	$81,757,836	$80,389,953	$361,758,859	$235,182,408
[1] Investments at cost	$1,958,106,559	$75,226,383	$74,240,007	$309,507,817	$215,434,278

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Fairpointe Mid Cap Fund	AMG Managers LMCG Small Cap Growth Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Small Cap Value Fund	AMG Managers Silvercrest Small Cap Fund
Net Assets Represent:
Paid-in capital	$1,723,840,619	$72,998,212	$72,645,188	$287,504,859	$214,598,022
Distributable earnings (loss)	618,288,923	8,759,624	7,744,765	74,254,000	20,584,386
Net Assets	$2,342,129,542	$81,757,836	$80,389,953	$361,758,859	$235,182,408

Class N:
Net Assets	$704,379,072	$38,921,265	$14,624,823	$26,966,495	$29,450,197
Shares outstanding	18,613,143	2,058,968	1,913,781	2,117,061	1,848,155
Net asset value, offering and redemption price per share	$37.84	$18.90	$7.64	$12.74	$15.93
Class I:
Net Assets	$1,420,693,264	$42,836,571	$65,557,878	$334,614,730	$169,209,555
Shares outstanding	36,531,337	2,224,212	8,375,962	25,703,057	10,489,739
Net asset value, offering and redemption price per share	$38.89	$19.26	$7.83	$13.02	$16.13
Class Z:
Net Assets	$217,057,206	—	$207,252	$177,634	$36,522,656
Shares outstanding	5,585,358	—	26,495	13,655	2,265,727
Net asset value, offering and redemption price per share	$38.86	—	$7.82	$13.01	$16.12

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers DoubleLine Core Plus Bond Fund	AMG River Road Long-Short Fund	AMG Managers Pictet International Fund
Assets:
Investments at value[1] (including securities on loan valued at $6,524,138, $0, and $13,427,747, respectively)	$595,777,345	$24,795,835	$360,200,886
Affiliated Investments at value[2]	29,084,502	—	—
Cash	23,460	—	—
Cash collateral on securities sold short	—	7,227,129	—
Foreign currency[3]	—	202,347	331,481
Receivable for investments sold	16,947	72,141	3,894,835
Dividend, interest and other receivables	3,883,141	38,893	5,119,896
Receivable for Fund shares sold	1,462,525	10,423	306,414
Receivable from affiliate	37,110	9,701	—
Prepaid expenses and other assets	29,811	26,470	73,888
Total assets	630,314,841	32,382,939	369,927,400
Liabilities:
Payable upon return of securities loaned	6,611,336	—	2,709,529
Payable for investments purchased	1,936,910	1,056,871	—
Payable for delayed delivery investments purchased	2,644,777	—	—
Payable for Fund shares repurchased	763,729	46,344	628,809
Interest and dividends payable	—	15,847	—
Accrued expenses:
Investment advisory and management fees	226,631	16,749	268,836
Administrative fees	75,544	2,956	57,608
Distribution fees	17,843	688	20,957
Shareholder service fees	36,428	1,571	28,725
Other	203,783	11,782	504,329
Securities sold short, at value[4]	—	7,096,265	—
Total liabilities	12,516,981	8,249,073	4,218,793
Net Assets	$617,797,860	$24,133,866	$365,708,607
[1] Investments at cost	$593,440,933	$23,650,940	$343,821,696
[2] Affiliated Investments at cost	$29,401,657	—	—
[3] Foreign currency at cost	—	$203,275	$331,602
[4] Proceeds	—	$6,978,998	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers DoubleLine Core Plus Bond Fund	AMG River Road Long-Short Fund	AMG Managers Pictet International Fund
Net Assets Represent:
Paid-in capital	$631,420,313	$22,680,948	$451,086,641
Distributable earnings (loss)	(13,622,453)	1,452,918	(85,378,034)
Net Assets	$617,797,860	$24,133,866	$365,708,607

Class N:
Net Assets	$86,481,151	$3,253,351	$97,579,629
Shares outstanding	8,244,276	257,532	10,335,028
Net asset value, offering and redemption price per share	$10.49	$12.63	$9.44
Class I:
Net Assets	$528,833,491	$20,799,543	$164,275,064
Shares outstanding	50,443,958	1,618,752	17,316,703
Net asset value, offering and redemption price per share	$10.48	$12.85	$9.49
Class Z:
Net Assets	$2,483,218	$80,972	$103,853,914
Shares outstanding	236,672	6,291	10,979,652
Net asset value, offering and redemption price per share	$10.49	$12.87	$9.46

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended April 30, 2019

	AMG Managers Fairpointe ESG Equity Fund	AMG River Road Focused Absolute Value Fund	AMG Managers Montag & Caldwell Growth Fund	AMG River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund II
Investment Income:
Dividend income	$130,910	$280,254	$3,078,806	$13,658,839	$1,386,798
Securities lending income	—	3,363	2,758	58,784	3,902
Foreign withholding tax	(615)	(2,328)	—	(21,337)	(2,346)
Total investment income	130,295	281,289	3,081,564	13,696,286	1,388,354
Expenses:
Investment advisory and management fees	38,909	143,934	1,840,993	2,329,122	235,943
Administrative fees	8,338	35,983	394,498	582,281	58,986
Distribution fees—Class N	734	12,804	152,976	119,127	2,632
Distribution fees—Class R	—	—	1,553	—	—
Shareholder servicing fees—Class N	271	2,049	58,140	33,356	1,183
Shareholder servicing fees—Class I	4,176	7,531	125,742	163,428	24,784
Shareholder servicing fees—Class R	—	—	217	—	—
Registration fees	18,526	27,231	28,414	32,780	24,758
Professional fees	11,625	11,543	35,427	34,618	14,667
Custodian fees	7,194	7,758	27,304	32,554	10,270
Reports to shareholders	992	2,798	52,588	31,786	4,531
Trustee fees and expenses	460	1,490	24,795	34,664	3,503
Transfer agent fees	229	510	31,013	12,994	1,397
Interest expense	—	—	1,609	4,765	773
Miscellaneous	839	1,590	12,386	16,329	2,693
Total expenses before offsets	92,293	255,221	2,787,655	3,427,804	386,120
Expense reimbursements	(41,533)	(62,516)	—	—	—
Expense reductions	—	(9,157)	(30,104)	(22,424)	(2,804)
Net expenses	50,760	183,548	2,757,551	3,405,380	383,316
Net investment income	79,535	97,741	324,013	10,290,906	1,005,038
Net Realized and Unrealized Gain:
Net realized gain on investments	518,295	973,566	25,703,277	18,938,422	750,697
Net change in unrealized appreciation/depreciation on investments	379,986	4,757,021	25,830,223	19,103,312	2,331,219
Net realized and unrealized gain	898,281	5,730,587	51,533,500	38,041,734	3,081,916
Net increase in net assets resulting from operations	$977,816	$5,828,328	$51,857,513	$48,332,640	$4,086,954

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG Managers Fairpointe Mid Cap Fund	AMG Managers LMCG Small Cap Growth Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Small Cap Value Fund	AMG Managers Silvercrest Small Cap Fund
Investment Income:
Dividend income	$22,162,497	$114,205	$345,968	$1,404,484	$1,704,456
Securities lending income	—	251,301	7,590	39,829	18,319
Foreign withholding tax	(45,859)	—	—	(19,704)	—
Total investment income	22,116,638	365,506	353,558	1,424,609	1,722,775
Expenses:
Investment advisory and management fees	7,867,355	386,291	255,442	1,284,272	1,000,038
Administrative fees	1,935,846	64,382	51,089	240,801	166,673
Distribution fees—Class N	960,542	36,417	18,190	33,177	27,502
Shareholder servicing fees—Class N	310,801	12,746	4,216	13,270	8,597
Shareholder servicing fees—Class I	638,230	17,299	13,481	101,242	57,503
Registration fees	61,194	23,150	25,258	31,971	27,657
Professional fees	91,462	15,781	12,854	20,581	18,619
Custodian fees	113,002	12,468	9,391	17,919	16,234
Reports to shareholders	238,363	5,965	3,385	12,282	13,156
Trustee fees and expenses	123,590	3,910	2,558	14,171	10,029
Transfer agent fees	57,146	5,844	1,561	5,228	3,546
Interest expense	12,309	1,363	1,096	—	666
Miscellaneous	61,012	2,379	1,993	6,566	5,267
Total expenses before offsets	12,470,852	587,995	400,514	1,781,480	1,355,487
Expense reimbursements	—	(78,081)	(9,318)	—	(61,174)
Expense reductions	—	(4,061)	(7,831)	(8,959)	(38,786)
Net expenses	12,470,852	505,853	383,365	1,772,521	1,255,527
Net investment income (loss)	9,645,786	(140,347)	(29,807)	(347,912)	467,248
Net Realized and Unrealized Gain:
Net realized gain on investments	242,375,247	996,802	1,389,405	18,450,946	1,641,841
Net change in unrealized appreciation/depreciation on investments	(73,239,853)	6,034,067	3,789,043	10,181,659	11,639,817
Net realized and unrealized gain	169,135,394	7,030,869	5,178,448	28,632,605	13,281,658
Net increase in net assets resulting from operations	$178,781,180	$6,890,522	$5,148,641	$28,284,693	$13,748,906

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG Managers DoubleLine Core Plus Bond Fund	AMG River Road Long-Short Fund	AMG Managers Pictet International Fund
Investment Income:
Dividend income	$189,011	$181,933	$10,127,140
Interest income	12,114,986	—	—
Dividends from affiliated securities	27,583	—	—
Securities lending income	26,991	133,879	81,235
Foreign withholding tax	(936)	(4,469)	(736,764)
Total investment income	12,357,635	311,343	9,471,611
Expenses:
Investment advisory and management fees	1,324,515	107,898	3,676,827
Administrative fees	441,505	19,041	787,891
Distribution fees—Class N	116,983	4,340	118,186
Shareholder servicing fees—Class N	37,435	1,389	51,558
Shareholder servicing fees—Class I	193,456	8,736	94,801
Registration fees	36,957	24,643	69,471
Professional fees	43,008	22,069	56,479
Custodian fees	102,016	8,716	300,937
Reports to shareholders	28,342	2,738	80,985
Trustee fees and expenses	24,896	1,127	67,389
Transfer agent fees	8,211	621	45,406
Interest expense	—	321	91,919
Miscellaneous	12,312	1,504	28,393
Dividend expense	—	180,067	—
Total expenses before offsets	2,369,636	383,210	5,470,242
Expense reimbursements	(165,754)	(46,185)	—
Expense reductions	—	(2,925)	—
Fee waivers	(60,554)	—	—
Net expenses	2,143,328	334,100	5,470,242
Net investment income (loss)	10,214,307	(22,757)	4,001,369
Net Realized and Unrealized Gain:
Net realized gain (loss) on investments	(1,109,680)	1,642,633	(83,335,508)
Net realized loss on short sales	—	(468,416)	—
Net realized loss on foreign currency transactions	—	(3,382)	(319,081)
Net change in unrealized appreciation/depreciation on investments	16,281,425	1,322,503	99,104,554
Net change in unrealized appreciation/depreciation on affiliated investments	744,722	—	—
Net change in unrealized appreciation/depreciation on short sales	—	(99,370)	—
Net change in unrealized appreciation/depreciation on foreign currency translations	—	1,441	(11,176)
Net realized and unrealized gain	15,916,467	2,395,409	15,438,789
Net increase in net assets resulting from operations	$26,130,774	$2,372,652	$19,440,158

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG Managers Fairpointe ESG Equity Fund		AMG River Road Focused Absolute Value Fund		AMG Managers Montag & Caldwell Growth Fund
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$79,535	$99,987	$97,741	$162,960	$324,013	$754,095
Net realized gain (loss) on investments	518,295	(65,003)	973,566	1,739,736	25,703,277	131,657,896
Net change in unrealized appreciation/depreciation on investments	379,986	(606,423)	4,757,021	146,591	25,830,223	(60,460,282)
Net increase (decrease) in net assets resulting from operations	977,816	(571,439)	5,828,328	2,049,287	51,857,513	71,951,709
Distributions to Shareholders:
Class N	(6,357)	(9,243)	(586,698)	(584,246)	(32,648,158)	(21,977,990)
Class I	(127,192)	(111,123)	(1,474,235)	(1,352,550)	(73,505,569)	(53,210,522)
Class R	—	—	—	—	(119,576)	(65,328)
Class Z	—	—	(4,375)	(4,840)	—	—
Total distributions to shareholders	(133,549)	(120,366)	(2,065,308)	(1,941,636)	(106,273,303)	(75,253,840)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	757,126	4,959,826	42,613,118	5,456,211	(21,167,472)	(302,907,352)
Total increase (decrease) in net assets	1,601,393	4,268,021	46,376,138	5,563,862	(75,583,262)	(306,209,483)
Net Assets:
Beginning of period	10,821,844	6,553,823	30,178,411	24,614,549	596,249,313	902,458,796
End of period	$12,423,237	$10,821,844	$76,554,549	$30,178,411	$520,666,051	$596,249,313

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG River Road Dividend All Cap Value Fund		AMG River Road Dividend All Cap Value Fund II		AMG Managers Fairpointe Mid Cap Fund
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$10,290,906	$18,332,299	$1,005,038	$2,277,127	$9,645,786	$13,808,060
Net realized gain on investments	18,938,422	47,243,403	750,697	8,793,061	242,375,247	178,668,438
Net change in unrealized appreciation/depreciation on investments	19,103,312	(42,248,243)	2,331,219	(7,291,620)	(73,239,853)	(208,004,516)
Net increase (decrease) in net assets resulting from operations	48,332,640	23,327,459	4,086,954	3,778,568	178,781,180	(15,528,018)
Distributions to Shareholders:
Class N	(7,359,147)	(8,404,188)	(277,357)	(200,402)	(60,784,071)	(84,025,015)
Class I	(53,124,861)	(54,573,572)	(9,815,550)	(8,474,655)	(118,067,003)	(168,619,081)
Class Z	(5,184)	(182,603)	(23,394)	(23,529)	(15,472,072)	(7,084,279)
Total distributions to shareholders	(60,489,192)	(63,160,363)	(10,116,301)	(8,698,586)	(194,323,146)	(259,728,375)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(70,363,470)	(39,958,807)	(2,734,608)	(30,576,474)	(495,418,412)	(841,850,349)
Total decrease in net assets	(82,520,022)	(79,791,711)	(8,763,955)	(35,496,492)	(510,960,378)	(1,117,106,742)
Net Assets:
Beginning of period	845,022,266	924,813,977	86,790,952	122,287,444	2,853,089,920	3,970,196,662
End of period	$762,502,244	$845,022,266	$78,026,997	$86,790,952	$2,342,129,542	$2,853,089,920

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG Managers LMCG Small Cap Growth Fund		AMG River Road Small-Mid Cap Value Fund		AMG River Road Small Cap Value Fund
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Increase in Net Assets Resulting From Operations:
Net investment loss	$(140,347)	$(667,467)	$(29,807)	$(76,321)	$(347,912)	$(370,357)
Net realized gain on investments	996,802	21,869,038	1,389,405	4,462,548	18,450,946	32,294,367
Net change in unrealized appreciation/depreciation on investments	6,034,067	(9,890,828)	3,789,043	(2,114,772)	10,181,659	(14,979,042)
Net increase in net assets resulting from operations	6,890,522	11,310,743	5,148,641	2,271,455	28,284,693	16,944,968
Distributions to Shareholders:
Class N	—	—	(990,331)	(1,015,313)	(2,950,509)	(4,305,561)
Class I	—	—	(3,445,808)	(5,151,226)	(28,932,862)	(36,602,318)
Class Z	—	—	(9,497)	(17,688)	(17,058)	(20,634)
Total distributions to shareholders	—	—	(4,445,636)	(6,184,227)	(31,900,429)	(40,928,513)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(28,166,597)	(33,831,195)	10,310,763	28,882,067	6,522,692	71,449,859
Total increase (decrease) in net assets	(21,276,075)	(22,520,452)	11,013,768	24,969,295	2,906,956	47,466,314
Net Assets:
Beginning of period	103,033,911	125,554,363	69,376,185	44,406,890	358,851,903	311,385,589
End of period	$81,757,836	$103,033,911	$80,389,953	$69,376,185	$361,758,859	$358,851,903

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG Managers Silvercrest Small Cap Fund		AMG Managers DoubleLine Core Plus Bond Fund		AMG River Road Long-Short Fund
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$467,248	$95,286	$10,214,307	$19,575,986	$(22,757)	$(10,305)
Net realized gain (loss) on investments	1,641,841	23,131,258	(1,109,680)	(7,256,523)	1,170,835	1,994,219
Net change in unrealized appreciation/depreciation on investments	11,639,817	(38,560,552)	17,026,147	(19,634,553)	1,224,574	(2,389,808)
Net increase (decrease) in net assets resulting from operations	13,748,906	(15,334,008)	26,130,774	(7,315,090)	2,372,652	(405,894)
Distributions to Shareholders:
Class N	(2,775,383)	(1,953,748)	(1,682,773)	(3,953,588)	(208,970)	—
Class I	(14,843,605)	(19,107,515)	(9,575,820)	(16,432,493)	(1,381,832)	—
Class Z	(3,127,881)	(16,089)	(44,172)	(57,102)	(4,220)	—
Total distributions to shareholders	(20,746,869)	(21,077,352)	(11,302,765)	(20,443,183)	(1,595,022)	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	4,684,689	6,623,865	31,852,280	(79,966,857)	(5,391,104)	(5,409,284)
Total increase (decrease) in net assets	(2,313,274)	(29,787,495)	46,680,289	(107,725,130)	(4,613,474)	(5,815,178)
Net Assets:
Beginning of period	237,495,682	267,283,177	571,117,571	678,842,701	28,747,340	34,562,518
End of period	$235,182,408	$237,495,682	$617,797,860	$571,117,571	$24,133,866	$28,747,340

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG Managers Pictet International Fund
	April 30, 2019	October 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$4,001,369	$30,224,511
Net realized gain (loss) on investments	(83,654,589)	144,571,653
Net change in unrealized appreciation/depreciation on investments	99,093,378	(398,668,510)
Net increase (decrease) in net assets resulting from operations	19,440,158	(223,872,346)
Distributions to Shareholders:
Class N	(10,017,518)	(222,099)
Class I	(15,985,185)	(21,428,887)
Class Z	(108,594,790)	(68,430,312)
Total distributions to shareholders	(134,597,493)	(90,081,298)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(1,099,526,332)	(129,131,327)
Total decrease in net assets	(1,214,683,667)	(443,084,971)
Net Assets:
Beginning of period	1,580,392,274	2,023,477,245
End of period	$365,708,607	$1,580,392,274

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Fairpointe ESG Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class N		2018	2017	2016	2015[1]
Net Asset Value, Beginning of Period	$11.27	$11.74	$9.65	$9.33	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.07	0.10	0.17 [4]	0.08	0.06
Net realized and unrealized gain (loss) on investments	0.86	(0.42)	1.94	0.33	(0.73)
Total income (loss) from investment operations	0.93	(0.32)	2.11	0.41	(0.67)
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.15)	(0.02)	(0.09)	—
Net Asset Value, End of Period	$12.09	$11.27	$11.74	$9.65	$9.33
Total Return[3,5]	8.36%[6]	(2.73)%	21.83%	4.43%	(6.70)%[6]
Ratio of net expenses to average net assets	1.12%[7]	1.11%	1.12%	1.15%	1.15%[7]
Ratio of gross expenses to average net assets[8]	1.87%[7]	1.96%	1.76%	2.63%	3.78%[7]
Ratio of net investment income to average net assets[3]	1.23%[7]	0.80%	1.53%	0.87%	0.70%[7]
Portfolio turnover	20%[6]	41%	51%	31%	1%[6,9]
Net assets end of period (000’s) omitted	$757	$664	$807	$546	$2,295

AMG Managers Fairpointe ESG Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class I		2018	2017	2016	2015[1]
Net Asset Value, Beginning of Period	$11.21	$11.70	$9.67	$9.35	$10.00
Income (loss) from Investment Operations:
Net investment income[2,3]	0.08	0.12	0.19 [4]	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.86	(0.42)	1.94	0.32	(0.73)
Total income (loss) from investment operations	0.94	(0.30)	2.13	0.42	(0.65)
Less Distributions to Shareholders from:
Net investment income	(0.14)	(0.19)	(0.10)	(0.10)	—
Net Asset Value, End of Period	$12.01	$11.21	$11.70	$9.67	$9.35
Total Return[3,5]	8.53%[6]	(2.54)%	22.04%	4.65%	(6.50)%[6]
Ratio of net expenses to average net assets	0.90%[7]	0.90%	0.90%	0.90%	0.90%[7]
Ratio of gross expenses to average net assets[8]	1.65%[7]	1.75%	1.54%	2.51%	3.53%[7]
Ratio of net investment income to average net assets[3]	1.44%[7]	1.01%	1.75%	1.10%	0.95%[7]
Portfolio turnover	20%[6]	41%	51%	31%	1%[6,9]
Net assets end of period (000’s) omitted	$11,666	$10,158	$5,747	$6,489	$4,162

[1]	Commencement of operations was on December 23, 2014.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.06 and $0.08 for Class N and Class I shares, respectively.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,		For the fiscal period ended October 31,
Class N		2018	2017	2016[1]
Net Asset Value, Beginning of Period	$11.91	$11.87	$10.85	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.01	0.05	(0.01)	0.04
Net realized and unrealized gain on investments	0.90	0.93	1.85	0.81
Total income from investment operations	0.91	0.98	1.84	0.85
Less Distributions to Shareholders from:
Net investment income	(0.05)	(0.07)	(0.09)	—
Net realized gain on investments	(0.70)	(0.87)	(0.73)	—
Total distributions to shareholders	(0.75)	(0.94)	(0.82)	—
Net Asset Value, End of Period	$12.07	$11.91	$11.87	$10.85
Total Return[3,4]	9.05%[5]	8.69%	17.42%	8.50%[5]
Ratio of net expenses to average net assets	0.98%[6,7]	0.99%[7]	0.97%[7]	1.12%[6]
Ratio of gross expenses to average net assets[8]	1.26%[6]	1.32%	1.50%	3.15%[6]
Ratio of net investment income (loss) to average net assets[3]	0.19%[6]	0.43%	(0.09)%	0.39%[6]
Portfolio turnover	34%[5]	88%	112%	146%[5,9]
Net assets end of period (000’s) omitted	$14,001	$9,184	$7,448	$489

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,		For the fiscal period ended October 31,
Class I		2018	2017	2016[1]
Net Asset Value, Beginning of Period	$11.98	$11.92	$10.88	$10.00
Income from Investment Operations:
Net investment income[2,3]	0.03	0.08	0.06	0.08
Net realized and unrealized gain on investments	0.90	0.93	1.81	0.80
Total income from investment operations	0.93	1.01	1.87	0.88
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.08)	(0.10)	—
Net realized gain on investments	(0.70)	(0.87)	(0.73)	—
Total distributions to shareholders	(0.79)	(0.95)	(0.83)	—
Net Asset Value, End of Period	$12.12	$11.98	$11.92	$10.88
Total Return[3,4]	9.15%[5]	8.91%	17.72%	8.80%[5]
Ratio of net expenses to average net assets	0.73%[6,7]	0.74%[7]	0.73%[7]	0.75%[6]
Ratio of gross expenses to average net assets[8]	1.01%[6]	1.07%	1.20%	2.90%[6]
Ratio of net investment income to average net assets[3]	0.44%[6]	0.68%	0.50%	0.81%[6]
Portfolio turnover	34%[5]	88%	112%	146%[5,9]
Net assets end of period (000’s) omitted	$62,404	$20,928	$17,106	$11,312

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal year ended October 31,	For the fiscal period ended October 31,
Class Z		2018	2017[10]
Net Asset Value, Beginning of Period	$11.98	$11.92	$12.18
Income (loss) from Investment Operations:
Net investment income (loss)[2,3]	0.03	0.08	(0.01)
Net realized and unrealized gain (loss) on investments	0.90	0.93	(0.25)
Total income (loss) from investment operations	0.93	1.01	(0.26)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.08)	—
Net realized gain on investments	(0.70)	(0.87)	—
Total distributions to shareholders	(0.79)	(0.95)	—
Net Asset Value, End of Period	$12.12	$11.98	$11.92
Total Return[3,4]	9.19%[5]	8.96%	(2.13)%[5]
Ratio of net expenses to average net assets	0.69%[6,7]	0.70%[7]	0.70%[6,7]
Ratio of gross expenses to average net assets[8]	0.97%[6]	1.03%	1.32%[6]
Ratio of net investment income (loss) to average net assets[3]	0.48%[6]	0.72%	(0.59)%[6]
Portfolio turnover	34%[5]	88%	112%[5]
Net assets end of period (000’s) omitted	$149	$66	$61

[1]	The commencement of operations for Class N and Class I shares was November 3, 2015.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Includes reduction from broker recapture amounting to 0.02% for the six months ended April 30, 2019, 0.01% for the fiscal year ended October 31, 2018, and 0.03%, 0.02%, and less than 0.01% for Class N, Class I and Class Z, respectively, for the period ended October 31, 2017.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.
[10]	The commencement of operations was on October 2, 2017.

AMG Managers Montag & Caldwell Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.52	$20.76	$19.56	$26.67	$29.59	$28.68
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.00)[3]	(0.01)	(0.02)	0.05	0.07	0.10
Net realized and unrealized gain (loss) on investments	1.58	1.71	3.20	(0.33)	2.06	2.93
Total income (loss) from investment operations	1.58	1.70	3.18	(0.28)	2.13	3.03
Less Distributions to Shareholders from:
Net investment income	—	—	(0.04)	(0.08)	(0.05)	(0.16)
Net realized gain on investments	(3.90)	(1.94)	(1.94)	(6.75)	(5.00)	(1.96)
Total distributions to shareholders	(3.90)	(1.94)	(1.98)	(6.83)	(5.05)	(2.12)
Net Asset Value, End of Period	$18.20	$20.52	$20.76	$19.56	$26.67	$29.59
Total Return[2,4]	11.32%[5]	8.58%	17.99%	(1.77)%	7.93%	10.98%
Ratio of net expenses to average net assets	1.17%[6,7]	1.15%[7]	1.15%[7]	1.12%	1.05%	1.03%
Ratio of gross expenses to average net assets[8]	1.18%[6]	1.16%	1.17%	1.12%	1.05%	1.03%
Ratio of net investment income (loss) to average net assets[2]	(0.01)%[6]	(0.03)%	(0.11)%	0.25%	0.28%	0.34%
Portfolio turnover	12%[5]	33%	42%	64%	12%	47%
Net assets end of period (000’s) omitted	$173,459	$179,434	$259,324	$519,008	$835,725	$1,344,317

AMG Managers Montag & Caldwell Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.62	$20.84	$19.70	$26.82	$29.80	$28.87
Income (loss) from Investment Operations:
Net investment income[1,2]	0.02	0.03	0.02	0.10	0.14	0.17
Net realized and unrealized gain (loss) on investments	1.60	1.71	3.20	(0.31)	2.06	2.96
Total income (loss) from investment operations	1.62	1.74	3.22	(0.21)	2.20	3.13
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.02)	(0.13)	(0.16)	(0.18)	(0.24)
Net realized gain on investments	(3.90)	(1.94)	(1.95)	(6.75)	(5.00)	(1.96)
Total distributions to shareholders	(3.93)	(1.96)	(2.08)	(6.91)	(5.18)	(2.20)
Net Asset Value, End of Period	$18.31	$20.62	$20.84	$19.70	$26.82	$29.80
Total Return[2,4]	11.49%[5]	8.75%	18.21%	(1.51)%	8.21%	11.26%
Ratio of net expenses to average net assets	0.99%[6,7]	0.96%[7]	0.92%[7]	0.87%	0.80%	0.78%
Ratio of gross expenses to average net assets[8]	1.00%[6]	0.97%	0.94%	0.87%	0.80%	0.78%
Ratio of net investment income to average net assets[2]	0.18%[6]	0.16%	0.12%	0.50%	0.53%	0.59%
Portfolio turnover	12%[5]	33%	42%	64%	12%	47%
Net assets end of period (000’s) omitted	$346,570	$416,208	$642,461	$820,318	$1,344,231	$2,784,650

AMG Managers Montag & Caldwell Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class R		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.94	$20.29	$19.14	$26.22	$29.21	$28.33
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	(0.03)	(0.07)	(0.07)	0.00 [3]	0.01	0.03
Net realized and unrealized gain (loss) on investments	1.51	1.66	3.15	(0.31)	2.01	2.91
Total income (loss) from investment operations	1.48	1.59	3.08	(0.31)	2.02	2.94
Less Distributions to Shareholders from:
Net investment income	—	—	(0.03)	(0.02)	(0.01)	(0.10)
Net realized gain on investments	(3.90)	(1.94)	(1.90)	(6.75)	(5.00)	(1.96)
Total distributions to shareholders	(3.90)	(1.94)	(1.93)	(6.77)	(5.01)	(2.06)
Net Asset Value, End of Period	$17.52	$19.94	$20.29	$19.14	$26.22	$29.21
Total Return[2,4]	11.18%[5]	8.20%	17.77%	(2.02)%	7.66%	10.74%
Ratio of net expenses to average net assets	1.49%[6,7]	1.46%[7]	1.39%[7]	1.37%	1.30%	1.28%
Ratio of gross expenses to average net assets[8]	1.50%[6]	1.47%	1.41%	1.37%	1.30%	1.28%
Ratio of net investment income (loss) to average net assets[2]	(0.32)%[6]	(0.34)%	(0.35)%	(0.02)%	0.03%	0.09%
Portfolio turnover	12%[5]	33%	42%	64%	12%	47%
Net assets end of period (000’s) omitted	$637	$607	$674	$5,458	$5,877	$7,701

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Less than $0.005 or $(0.005) per share.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2019 and less than 0.01% and 0.01% for the fiscal years ended 2018 and 2017, respectively.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.29	$12.87	$12.18	$12.67	$14.05	$13.99
Income (loss) from Investment Operations:
Net investment income[1]	0.14 [2]	0.22 [2]	0.22 [2]	0.24 [2]	0.21	0.42
Net realized and unrealized gain (loss) on investments	0.53	0.06	1.54	0.65	(0.20)	0.89
Total income from investment operations	0.67	0.28	1.76	0.89	0.01	1.31
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.28)	(0.21)	(0.22)	(0.22)	(0.44)
Net realized gain on investments	(0.72)	(0.58)	(0.86)	(1.16)	(1.17)	(0.81)
Total distributions to shareholders	(0.92)	(0.86)	(1.07)	(1.38)	(1.39)	(1.25)
Net Asset Value, End of Period	$12.04	$12.29	$12.87	$12.18	$12.67	$14.05
Total Return[1,3]	6.57%[4]	2.06%	14.79%	7.88%	(0.23)%	9.89%
Ratio of net expenses to average net assets	1.12%[5,6]	1.10%[6]	1.11%[6]	1.10%	1.10%	1.09%
Ratio of gross expenses to average net assets[7]	1.12%[5]	1.11%	1.12%	1.10%	1.10%	1.09%
Ratio of net investment income to average net assets[1]	2.41%[5]	1.78%	1.75%	2.00%	1.62%	2.96%
Portfolio turnover	16%[4]	27%	28%	47%	27%	32%
Net assets end of period (000’s) omitted	$96,654	$100,420	$136,534	$295,797	$214,789	$349,937

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.29	$12.86	$12.17	$12.66	$14.04	$13.98
Income (loss) from Investment Operations:
Net investment income[1]	0.16 [2]	0.26 [2]	0.24 [2]	0.28 [2]	0.25	0.44
Net realized and unrealized gain (loss) on investments	0.52	0.06	1.55	0.64	(0.20)	0.90
Total income from investment operations	0.68	0.32	1.79	0.92	0.05	1.34
Less Distributions to Shareholders from:
Net investment income	(0.22)	(0.31)	(0.24)	(0.25)	(0.26)	(0.47)
Net realized gain on investments	(0.72)	(0.58)	(0.86)	(1.16)	(1.17)	(0.81)
Total distributions to shareholders	(0.94)	(0.89)	(1.10)	(1.41)	(1.43)	(1.28)
Net Asset Value, End of Period	$12.03	$12.29	$12.86	$12.17	$12.66	$14.04
Total Return[1,3]	6.63%[4]	2.38%	15.07%	8.15%	0.02%	10.18%
Ratio of net expenses to average net assets	0.85%[5,6]	0.84%[6]	0.86%[6]	0.85%	0.85%	0.84%
Ratio of gross expenses to average net assets[7]	0.85%[5]	0.85%	0.87%	0.85%	0.85%	0.84%
Ratio of net investment income to average net assets[1]	2.68%[5]	2.04%	1.93%	2.30%	1.87%	3.21%
Portfolio turnover	16%[4]	27%	28%	47%	27%	32%
Net assets end of period (000’s) omitted	$665,778	$743,984	$788,023	$555,064	$635,189	$788,322

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,	For the fiscal period ended October 31,
Class Z		2018	2017[8]
Net Asset Value, Beginning of Period	$12.29	$12.86	$12.80
Income from Investment Operations:
Net investment income[1]	0.16 [2]	0.26 [2]	0.01 [2]
Net realized and unrealized gain on investments	0.52	0.06	0.07
Total income from investment operations	0.68	0.32	0.08
Less Distributions to Shareholders from:
Net investment income	(0.22)	(0.31)	(0.02)
Net realized gain on investments	(0.72)	(0.58)	—
Total distributions to shareholders	(0.94)	(0.89)	(0.02)
Net Asset Value, End of Period	$12.03	$12.29	$12.86
Total Return[1,3]	6.65%[4]	2.42%	0.59%[4]
Ratio of net expenses to average net assets	0.80%[5,6]	0.78%[6]	0.78%[5,6]
Ratio of gross expenses to average net assets[7]	0.80%[5]	0.79%	0.79%[5]
Ratio of net investment income to average net assets[1]	2.73%[5]	2.10%	0.79%[5]
Portfolio turnover	16%[4]	27%	28%[4]
Net assets end of period (000’s) omitted	$71	$619	$257

[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reduction from broker recapture amounting to less than 0.01%.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	The commencement of operations was on October 2, 2017.

AMG River Road Dividend All Cap Value Fund II Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.12	$14.80	$13.52	$12.99	$13.69	$12.89
Income (loss) from Investment Operations:
Net investment income[1]	0.15 [2]	0.27 [2]	0.24 [2]	0.26 [2]	0.22 [2]	0.36
Net realized and unrealized gain (loss) on investments	0.50	0.12	1.80	0.71	(0.26)	0.96
Total income (loss) from investment operations	0.65	0.39	2.04	0.97	(0.04)	1.32
Less Distributions to Shareholders from:
Net investment income	(0.24)	(0.33)	(0.20)	(0.25)	(0.23)	(0.38)
Net realized gain on investments	(1.55)	(0.74)	(0.56)	(0.19)	(0.43)	(0.14)
Total distributions to shareholders	(1.79)	(1.07)	(0.76)	(0.44)	(0.66)	(0.52)
Net Asset Value, End of Period	$12.98	$14.12	$14.80	$13.52	$12.99	$13.69
Total Return[1,3]	6.50%[4]	2.56%	15.33%	7.61%	(0.47)%	10.46%
Ratio of net expenses to average net assets	1.26%[5,6]	1.19%[6]	1.20%[6]	1.18%	1.15%	1.25%
Ratio of gross expenses to average net assets[7]	1.26%[5]	1.19%	1.20%	1.18%	1.15%	1.17%
Ratio of net investment income to average net assets[1]	2.27%[5]	1.85%	1.69%	1.99%	1.62%	2.72%
Portfolio turnover	18%[4]	28%	27%	34%	35%	29%
Net assets end of period (000’s) omitted	$2,257	$2,176	$3,090	$3,394	$2,930	$7,037

AMG River Road Dividend All Cap Value Fund II Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.15	$14.82	$13.53	$13.00	$13.69	$12.89
Income (loss) from Investment Operations:
Net investment income[1]	0.16 [2]	0.31 [2]	0.28 [2]	0.29 [2]	0.25 [2]	0.39
Net realized and unrealized gain (loss) on investments	0.51	0.12	1.80	0.71	(0.25)	0.96
Total income from investment operations	0.67	0.43	2.08	1.00	—	1.35
Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.36)	(0.23)	(0.28)	(0.26)	(0.41)
Net realized gain on investments	(1.55)	(0.74)	(0.56)	(0.19)	(0.43)	(0.14)
Total distributions to shareholders	(1.81)	(1.10)	(0.79)	(0.47)	(0.69)	(0.55)
Net Asset Value, End of Period	$13.01	$14.15	$14.82	$13.53	$13.00	$13.69
Total Return[1,3]	6.65%[4]	2.86%	15.65%	7.87%	(0.13)%	10.73%
Ratio of net expenses to average net assets	0.97%[5,6]	0.91%[6]	0.91%[6]	0.93%	0.90%	1.00%
Ratio of gross expenses to average net assets[7]	0.97%[5]	0.91%	0.91%	0.93%	0.90%	0.92%
Ratio of net investment income to average net assets[1]	2.56%[5]	2.13%	1.96%	2.24%	1.87%	2.97%
Portfolio turnover	18%[4]	28%	27%	34%	35%	29%
Net assets end of period (000’s) omitted	$75,437	$84,438	$118,876	$114,532	$121,414	$125,660

AMG River Road Dividend All Cap Value Fund II Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal year ended October 31,	For the fiscal period ended October 31,
Class Z		2018	2017[8]
Net Asset Value, Beginning of Period	$14.15	$14.82	$14.74
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.17	0.32	(0.01)
Net realized and unrealized gain on investments	0.51	0.12	0.11
Total income from investment operations	0.68	0.44	0.10
Less Distributions to Shareholders from:
Net investment income	(0.26)	(0.37)	(0.02)
Net realized gain on investments	(1.55)	(0.74)	—
Total distributions to shareholders	(1.81)	(1.11)	(0.02)
Net Asset Value, End of Period	$13.02	$14.15	$14.82
Total Return[1,3]	6.76%[4]	2.93%	0.65%[4]
Ratio of net expenses to average net assets	0.91%[5,6]	0.84%[6]	0.90%[5,6]
Ratio of gross expenses to average net assets[7]	0.91%[5]	0.84%	0.90%[5]
Ratio of net investment income (loss) to average net assets[1]	2.62%[5]	2.19%	(0.47)%[5]
Portfolio turnover	18%[4]	28%	27%[4]
Net assets end of period (000’s) omitted	$333	$176	$321

[1]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2019, less than 0.01%, less than 0.01% and 0.01% for Class N, Class I and Class Z, respectively, for the year ended October 31, 2018 and less than 0.01% for the period ended October 31, 2017.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	The commencement of operations was October 2, 2017.

AMG Managers Fairpointe Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$38.27	$41.95	$37.48	$37.56	$46.89	$45.40
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.10	0.08	(0.02)	0.16	0.12	(0.06)
Net realized and unrealized gain (loss) on investments	2.28	(0.95)	6.33	1.92	(1.83)	5.82
Total income (loss) from investment operations	2.38	(0.87)	6.31	2.08	(1.71)	5.76
Less Distributions to Shareholders from:
Net investment income	(0.15)	—	(0.13)	(0.11)	(0.04)	—
Net realized gain on investments	(2.66)	(2.81)	(1.71)	(2.05)	(7.58)	(4.27)
Total distributions to shareholders	(2.81)	(2.81)	(1.84)	(2.16)	(7.62)	(4.27)
Net Asset Value, End of Period	$37.84	$38.27	$41.95	$37.48	$37.56	$46.89
Total Return[2,3]	7.67%[4]	(2.82)%	16.87%	6.01%	(5.02)%	13.32%
Ratio of net expenses to average net assets	1.15%[5]	1.12%	1.12%	1.12%	1.11%	1.10%
Ratio of gross expenses to average net assets[6]	1.15%[5]	1.13%	1.13%	1.12%	1.11%	1.10%
Ratio of net investment income (loss) to average net assets[2]	0.57%[5]	0.19%	(0.05)%	0.44%	0.27%	(0.12)%
Portfolio turnover	8%[4]	18%	28%	24%	32%	50%
Net assets end of period (000’s) omitted	$704,379	$893,685	$1,292,107	$1,374,982	$1,861,753	$2,432,815

AMG Managers Fairpointe Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$39.33	$42.97	$38.39	$38.44	$47.74	$46.10
Income (loss) from Investment Operations:
Net investment income[1,2]	0.15	0.19	0.08	0.25	0.23	0.05
Net realized and unrealized gain (loss) on investments	2.34	(0.99)	6.49	1.98	(1.89)	5.92
Total income (loss) from investment operations	2.49	(0.80)	6.57	2.23	(1.66)	5.97
Less Distributions to Shareholders from:
Net investment income	(0.27)	(0.03)	(0.24)	(0.23)	(0.06)	(0.06)
Net realized gain on investments	(2.66)	(2.81)	(1.75)	(2.05)	(7.58)	(4.27)
Total distributions to shareholders	(2.93)	(2.84)	(1.99)	(2.28)	(7.64)	(4.33)
Net Asset Value, End of Period	$38.89	$39.33	$42.97	$38.39	$38.44	$47.74
Total Return[2,3]	7.79%[4]	(2.56)%	17.16%	6.26%	(4.78)%	13.61%
Ratio of net expenses to average net assets	0.90%[5]	0.87%	0.87%	0.87%	0.86%	0.85%
Ratio of gross expenses to average net assets[6]	0.90%[5]	0.88%	0.88%	0.87%	0.86%	0.85%
Ratio of net investment income to average net assets[2]	0.82%[5]	0.44%	0.20%	0.68%	0.52%	0.13%
Portfolio turnover	8%[4]	18%	28%	24%	32%	50%
Net assets end of period (000’s) omitted	$1,420,693	$1,754,203	$2,668,464	$2,135,998	$2,838,642	$3,531,114

AMG Managers Fairpointe Mid Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal year ended October 31,	For the fiscal period ended October 31,
Class Z		2018	2017[7]
Net Asset Value, Beginning of Period	$39.34	$42.98	$44.24
Income (loss) from Investment Operations:
Net investment income[1,2]	0.17	0.22	0.00 [8]
Net realized and unrealized gain (loss) on investments	2.33	(0.98)	(1.26)
Total income (loss) from investment operations	2.50	(0.76)	(1.26)
Less Distributions to Shareholders from:
Net investment income	(0.32)	(0.07)	—
Net realized gain on investments	(2.66)	(2.81)	—
Total distributions to shareholders	(2.98)	(2.88)	—
Net Asset Value, End of Period	$38.86	$39.34	$42.98
Total Return[2,3]	7.82%[4]	(2.48)%	(2.85)%[4]
Ratio of net expenses to average net assets	0.82%[5]	0.79%	0.79%[5]
Ratio of gross expenses to average net assets[6]	0.82%[5]	0.80%	0.80%[5]
Ratio of net investment income to average net assets[2]	0.90%[5]	0.52%	0.01%[5]
Portfolio turnover	8%[4]	18%	28%[4]
Net assets end of period (000’s) omitted	$217,057	$205,203	$9,625

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[7]	Commencement of operations was on October 2, 2017.
[8]	Less than $0.005 or $(0.005) per share.

AMG Managers LMCG Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$16.90	$15.30	$12.19	$14.47	$14.76	$14.71
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.04)	(0.12)	(0.09)[3]	(0.11)	(0.15)	(0.13)
Net realized and unrealized gain (loss) on investments	2.04	1.72	3.20	(2.17)	0.40	2.21
Total income (loss) from investment operations	2.00	1.60	3.11	(2.28)	0.25	2.08
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	—	—	—	(0.00)[4]	(0.54)	(2.03)
Total distributions to shareholders	—	—	—	(0.00)[4]	(0.54)	(2.03)
Net Asset Value, End of Period	$18.90	$16.90	$15.30	$12.19	$14.47	$14.76
Total Return[2,5]	11.84%[6]	10.46%	25.51%	(15.74)%	1.65%	15.18%
Ratio of net expenses to average net assets	1.29%[7,8]	1.31%[8]	1.23%[8]	1.35%	1.35%	1.35%
Ratio of gross expenses to average net assets[9]	1.48%[7]	1.43%	1.36%	1.51%	1.53%	1.67%
Ratio of net investment loss to average net assets[2]	(0.45)%[7]	(0.73)%	(0.65)%	(1.00)%	(1.00)%	(0.90)%
Portfolio turnover	75%[6]	161%	151%	138%	79%	144%
Net assets end of period (000’s) omitted	$38,921	$37,232	$45,902	$53,816	$154,394	$37,099

AMG Managers LMCG Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$17.20	$15.54	$12.36	$14.64	$14.89	$14.81
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.02)	(0.09)	(0.07)[3]	(0.08)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	2.08	1.75	3.25	(2.20)	0.41	2.23
Total income (loss) from investment operations	2.06	1.66	3.18	(2.28)	0.29	2.14
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	(0.03)
Net realized gain on investments	—	—	—	(0.00)[4]	(0.54)	(2.03)
Total distributions to shareholders	—	—	—	(0.00)[4]	(0.54)	(2.06)
Net Asset Value, End of Period	$19.26	$17.20	$15.54	$12.36	$14.64	$14.89
Total Return[2,5]	11.98%[6]	10.68%	25.73%	(15.56)%	1.91%	15.51%
Ratio of net expenses to average net assets	1.09%[7,8]	1.10%[8]	1.05%[8]	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets[9]	1.28%[7]	1.22%	1.18%	1.25%	1.28%	1.42%
Ratio of net investment loss to average net assets[2]	(0.25)%[7]	(0.52)%	(0.47)%	(0.59)%	(0.75)%	(0.65)%
Portfolio turnover	75%[6]	161%	151%	138%	79%	144%
Net assets end of period (000’s) omitted	$42,837	$65,802	$79,652	$58,020	$76,989	$15,083

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11) and $(0.09) for Class N and Class I shares, respectively.
[4]	Less than $0.005 or $(0.005) per share.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2019 and less than 0.01% and 0.01% for the fiscal years ended 2018 and 2017, respectively.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.62	$8.23	$7.04	$7.63	$8.77	$10.28
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.03)	(0.03)	(0.04)	(0.04)	(0.03)
Net realized and unrealized gain on investments	0.57	0.57	1.81	0.56	0.33	0.03
Total income from investment operations	0.56	0.54	1.78	0.52	0.29	—
Less Distributions to Shareholders from:
Net investment income	—	(0.02)	(0.01)	—	—	(0.02)
Net realized gain on investments	(0.54)	(1.13)	(0.58)	(1.11)	(1.43)	(1.49)
Total distributions to shareholders	(0.54)	(1.15)	(0.59)	(1.11)	(1.43)	(1.51)
Net Asset Value, End of Period	$7.64	$7.62	$8.23	$7.04	$7.63	$8.77
Total Return[2,3]	8.97%[4]	7.09%	26.18%	8.55%	3.26%	(0.23)%
Ratio of net expenses to average net assets	1.35%[5,6]	1.32%[6]	1.35%[6]	1.50%	1.49%	1.45%
Ratio of gross expenses to average net assets[7]	1.39%[5]	1.36%	1.46%	1.62%	1.49%	1.45%
Ratio of net investment loss to average net assets[2]	(0.31)%[5]	(0.35)%	(0.33)%	(0.52)%	(0.52)%	(0.36)%
Portfolio turnover	27%[4]	46%	57%	65%	59%	64%
Net assets end of period (000’s) omitted	$14,625	$17,840	$7,810	$4,942	$5,038	$8,388

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.78	$8.38	$7.16	$7.76	$8.88	$10.38
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.00)[8]	(0.01)	(0.00)[8]	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain on investments	0.59	0.57	1.84	0.55	0.33	0.04
Total income from investment operations	0.59	0.56	1.84	0.53	0.31	0.03
Less Distributions to Shareholders from:
Net investment income	—	(0.03)	(0.03)	(0.02)	—	(0.04)
Net realized gain on investments	(0.54)	(1.13)	(0.59)	(1.11)	(1.43)	(1.49)
Total distributions to shareholders	(0.54)	(1.16)	(0.62)	(1.13)	(1.43)	(1.53)
Net Asset Value, End of Period	$7.83	$7.78	$8.38	$7.16	$7.76	$8.88
Total Return[2,3]	9.19%[4]	7.32%	26.63%	8.64%	3.60%	0.00%
Ratio of net expenses to average net assets	1.08%[5,6]	1.08%[6]	1.10%[6]	1.25%	1.24%	1.20%
Ratio of gross expenses to average net assets[7]	1.12%[5]	1.12%	1.21%	1.38%	1.24%	1.20%
Ratio of net investment loss to average net assets[2]	(0.04)%[5]	(0.11)%	(0.06)%	(0.24)%	(0.27)%	(0.11)%
Portfolio turnover	27%[4]	46%	57%	65%	59%	64%
Net assets end of period (000’s) omitted	$65,558	$51,400	$36,547	$34,913	$92,073	$176,166

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal year ended October 31,	For the fiscal period ended October 31,
Class Z		2018	2017[9]
Net Asset Value, Beginning of Period	$7.77	$8.37	$8.48
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.00 [8]	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.59	0.58	(0.10)
Total income (loss) from investment operations	0.59	0.57	(0.11)
Less Distributions to Shareholders from:
Net investment income	—	(0.04)	—
Net realized gain on investments	(0.54)	(1.13)	—
Total distributions to shareholders	(0.54)	(1.17)	—
Net Asset Value, End of Period	$7.82	$7.77	$8.37
Total Return[2,3]	9.19%[4]	7.37%	(1.30)%[4]
Ratio of net expenses to average net assets	1.03%[5,6]	1.03%[6]	1.04%[5,6]
Ratio of gross expenses to average net assets[7]	1.07%[5]	1.07%	1.48%[5]
Ratio of net investment income (loss) to average net assets[2]	0.01%[5]	(0.06)%	(0.71)%[5]
Portfolio turnover	27%[4]	46%	57%[4]
Net assets end of period (000’s) omitted	$207	$136	$49

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]

Includes reduction from broker recapture amounting to 0.01% for the six months ended April 30, 2019 and less than 0.01% for the fiscal year ended October 31, 2018 and the period ended October 31, 2017.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Less than $0.005 per share.
[9]	The commencement of operations was October 2, 2017.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.26	$14.46	$12.29	$12.20	$13.53	$17.05
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.03)	(0.05)	(0.05)	(0.04)	(0.06)	(0.04)
Net realized and unrealized gain on investments	0.90	0.79	2.88	0.85	0.72	0.14
Total income from investment operations	0.87	0.74	2.83	0.81	0.66	0.10
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	(0.04)
Net realized gain on investments	(1.39)	(1.94)	(0.66)	(0.72)	(1.99)	(3.58)
Total distributions to shareholders	(1.39)	(1.94)	(0.66)	(0.72)	(1.99)	(3.62)
Net Asset Value, End of Period	$12.74	$13.26	$14.46	$12.29	$12.20	$13.53
Total Return[2,3]	8.73%[4]	5.41%	23.43%	7.22%	5.15%	(0.05)%
Ratio of net expenses to average net assets	1.37%[5,6]	1.35%[6]	1.35%[6]	1.34%	1.34%	1.33%
Ratio of gross expenses to average net assets[7]	1.37%[5]	1.36%	1.36%	1.34%	1.34%	1.33%
Ratio of net investment loss to average net assets[2]	(0.48)%[5]	(0.34)%	(0.36)%	(0.31)%	(0.45)%	(0.26)%
Portfolio turnover	18%[4]	41%	42%	57%	61%	66%
Net assets end of period (000’s) omitted	$26,966	$28,444	$31,657	$21,765	$25,246	$49,049

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.51	$14.68	$12.44	$12.31	$13.60	$17.13
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.01)	(0.01)	(0.01)	(0.03)	(0.00)[8]
Net realized and unrealized gain on investments	0.92	0.79	2.92	0.86	0.73	0.13
Total income from investment operations	0.91	0.78	2.91	0.85	0.70	0.13
Less Distributions to Shareholders from:
Net investment income	(0.01)	(0.01)	—	—	—	(0.08)
Net realized gain on investments	(1.39)	(1.94)	(0.67)	(0.72)	(1.99)	(3.58)
Total distributions to shareholders	(1.40)	(1.95)	(0.67)	(0.72)	(1.99)	(3.66)
Net Asset Value, End of Period	$13.02	$13.51	$14.68	$12.44	$12.31	$13.60
Total Return[2,3]	8.89%[4]	5.60%	23.80%	7.50%	5.45%	0.16%
Ratio of net expenses to average net assets	1.09%[5,6]	1.10%[6]	1.10%[6]	1.09%	1.09%	1.08%
Ratio of gross expenses to average net assets[7]	1.09%[5]	1.11%	1.11%	1.09%	1.09%	1.08%
Ratio of net investment loss to average net assets[2]	(0.20)%[5]	(0.09)%	(0.11)%	(0.06)%	(0.20)%	(0.01)%
Portfolio turnover	18%[4]	41%	42%	57%	61%	66%
Net assets end of period (000’s) omitted	$334,615	$330,245	$279,574	$246,753	$245,192	$250,173

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal year ended October 31,	For the fiscal period ended October 31,
Class Z		2018	2017[9]
Net Asset Value, Beginning of Period	$13.51	$14.68	$14.68
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	0.00 [8]	(0.01)
Net realized and unrealized gain on investments	0.92	0.79	0.01
Total income from investment operations	0.91	0.79	—
Less Distributions to Shareholders from:
Net investment income	(0.02)	(0.02)	—
Net realized gain on investments	(1.39)	(1.94)	—
Total distributions to shareholders	(1.41)	(1.96)	—
Net Asset Value, End of Period	$13.01	$13.51	$14.68
Total Return[2,3]	8.95%[4]	5.71%	0.00%[4]
Ratio of net expenses to average net assets	1.02%[5,6]	1.00%[6]	1.03%[5]
Ratio of gross expenses to average net assets[7]	1.02%[5]	1.01%	1.03%[5]
Ratio of net investment income (loss) to average net assets[2]	(0.13)%[5]	0.01%	(0.58)%[5]
Portfolio turnover	18%[4]	41%	42%[4]
Net assets end of period (000’s) omitted	$178	$163	$154

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2019 and 0.01% for the fiscal years ended 2018 and 2017.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Less than $0.005 or $(0.005) per share.
[9]	The commencement of operations was October 2, 2017.

AMG Managers Silvercrest Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$16.69	$19.28	$15.43	$15.20	$15.20	$14.54
Income (loss) from Investment Operations:
Net investment income (loss)[1]	0.02 [2]	(0.04)[2]	(0.02)[2]	0.02 [2]	0.01 [2]	0.01
Net realized and unrealized gain (loss) on investments	0.78	(1.07)	4.00	0.80	0.31	1.16
Total income (loss) from investment operations	0.80	(1.11)	3.98	0.82	0.32	1.17
Less Distributions to Shareholders from:
Net investment income	(0.00)[3]	—	—	(0.04)	(0.02)	(0.00)[3]
Net realized gain on investments	(1.56)	(1.48)	(0.13)	(0.55)	(0.30)	(0.51)
Total distributions to shareholders	(1.56)	(1.48)	(0.13)	(0.59)	(0.32)	(0.51)
Net Asset Value, End of Period	$15.93	$16.69	$19.28	$15.43	$15.20	$15.20
Total Return[1,4]	6.58%[5]	(6.43)%	25.83%	5.73%	2.14%	8.18%
Ratio of net expenses to average net assets	1.35%[6,7]	1.37%[7]	1.37%[7]	1.40%	1.40%	1.40%
Ratio of gross expenses to average net assets[8]	1.43%[6]	1.43%	1.43%	1.45%	1.47%	1.61%
Ratio of net investment income (loss) to average net assets[1]	0.19%[6]	(0.19)%	(0.12)%	0.16%	0.04%	0.04%
Portfolio turnover	11%[5]	34%	40%	32%	36%	32%
Net assets end of period (000’s) omitted	$29,450	$12,745	$25,451	$20,228	$19,061	$6,673

AMG Managers Silvercrest Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$16.87	$19.44	$15.56	$15.30	$15.27	$14.59
Income (loss) from Investment Operations:
Net investment income[1]	0.03 [2]	0.01 [2]	0.02 [2]	0.06 [2]	0.04 [2]	0.05
Net realized and unrealized gain (loss) on investments	0.81	(1.08)	4.03	0.81	0.32	1.17
Total income (loss) from investment operations	0.84	(1.07)	4.05	0.87	0.36	1.22
Less Distributions to Shareholders from:
Net investment income	(0.02)	(0.02)	(0.04)	(0.06)	(0.03)	(0.03)
Net realized gain on investments	(1.56)	(1.48)	(0.13)	(0.55)	(0.30)	(0.51)
Total distributions to shareholders	(1.58)	(1.50)	(0.17)	(0.61)	(0.33)	(0.54)
Net Asset Value, End of Period	$16.13	$16.87	$19.44	$15.56	$15.30	$15.27
Total Return[1,4]	6.74%[5]	(6.16)%	26.07%	6.04%	2.37%	8.47%
Ratio of net expenses to average net assets	1.13%[6,7]	1.13%[7]	1.12%[7]	1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets[8]	1.21%[6]	1.19%	1.18%	1.21%	1.22%	1.36%
Ratio of net investment income to average net assets[1]	0.42%[6]	0.05%	0.12%	0.40%	0.29%	0.29%
Portfolio turnover	11%[5]	34%	40%	32%	36%	32%
Net assets end of period (000’s) omitted	$169,210	$191,477	$241,626	$181,964	$145,402	$62,215

AMG Managers Silvercrest Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal year ended October 31,	For the fiscal period ended October 31,
Class Z		2018	2017[9]
Net Asset Value, Beginning of Period	$16.87	$19.45	$19.24
Income (loss) from Investment Operations:
Net investment income (loss)[1,2]	0.04	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	0.80	(1.09)	0.22
Total income (loss) from investment operations	0.84	(1.07)	0.21
Less Distributions to Shareholders from:
Net investment income	(0.03)	(0.03)	—
Net realized gain on investments	(1.56)	(1.48)	—
Total distributions to shareholders	(1.59)	(1.51)	—
Net Asset Value, End of Period	$16.12	$16.87	$19.45
Total Return[1,4]	6.80%[5]	(6.14)%	1.09%[5]
Ratio of net expenses to average net assets	1.06%[6,7]	1.06%[7]	1.08%[6,7]
Ratio of gross expenses to average net assets[8]	1.14%[6]	1.12%	1.08%[6]
Ratio of net investment income (loss) to average net assets[1]	0.49%[6]	0.12%	(0.44)%[6]
Portfolio turnover	11%[5]	34%	40%[5]
Net assets end of period (000’s) omitted	$36,523	$33,273	$206

[1]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Less than $(0.005) per share.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Includes reduction from broker recapture amounting to 0.02% for the six months ended April 30, 2019, and fiscal year ended October 31, 2018, and 0.03%, 0.03% and 0.01% for Class N, Class I and Class Z, respectively, for the fiscal period ended 2017.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	The commencement of operations was on October 2, 2017.

AMG Managers DoubleLine Core Plus Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.23	$10.68	$10.77	$10.60	$10.86	$10.65
Income (loss) from Investment Operations:
Net investment income[1,2]	0.17	0.29	0.27	0.31	0.38	0.40
Net realized and unrealized gain (loss) on investments	0.28	(0.43)	0.01	0.17	(0.27)	0.22
Total income (loss) from investment operations	0.45	(0.14)	0.28	0.48	0.11	0.62
Less Distributions to Shareholders from:
Net investment income	(0.19)	(0.31)	(0.30)	(0.31)	(0.37)	(0.41)
Net realized gain on investments	—	—	(0.02)	—	—	—
Paid in capital	—	—	(0.05)	—	—	—
Total distributions to shareholders	(0.19)	(0.31)	(0.37)	(0.31)	(0.37)	(0.41)
Net Asset Value, End of Period	$10.49	$10.23	$10.68	$10.77	$10.60	$10.86
Total Return[2,3]	4.40%[4]	(1.33)%	2.68%	4.62%	1.04%	5.96%
Ratio of net expenses to average net assets	0.94%[5]	0.94%	0.94%	0.94%	0.94%	0.94%
Ratio of gross expenses to average net assets[6]	1.02%[5]	1.01%	1.02%	1.02%	1.05%	1.08%
Ratio of net investment income to average net assets[2]	3.26%[5]	2.80%	2.58%	2.84%	3.32%	3.72%
Portfolio turnover	26%[4]	69%	106%	78%	59%	117%
Net assets end of period (000’s) omitted	$86,481	$102,138	$169,646	$308,703	$188,286	$49,147

AMG Managers DoubleLine Core Plus Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.23	$10.67	$10.76	$10.60	$10.86	$10.65
Income (loss) from Investment Operations:
Net investment income[1,2]	0.18	0.32	0.30	0.33	0.41	0.44
Net realized and unrealized gain (loss) on investments	0.27	(0.42)	0.01	0.17	(0.27)	0.21
Total income (loss) from investment operations	0.45	(0.10)	0.31	0.50	0.14	0.65
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.34)	(0.33)	(0.34)	(0.40)	(0.44)
Net realized gain on investments	—	—	(0.02)	—	—	—
Paid in capital	—	—	(0.05)	—	—	—
Total distributions to shareholders	(0.20)	(0.34)	(0.40)	(0.34)	(0.40)	(0.44)
Net Asset Value, End of Period	$10.48	$10.23	$10.67	$10.76	$10.60	$10.86
Total Return[2,3]	4.43%[4]	(0.98)%	2.95%	4.79%	1.28%	6.22%
Ratio of net expenses to average net assets	0.69%[5]	0.69%	0.68%	0.69%	0.69%	0.69%
Ratio of gross expenses to average net assets[6]	0.77%[5]	0.76%	0.76%	0.77%	0.80%	0.83%
Ratio of net investment income to average net assets[2]	3.51%[5]	3.05%	2.83%	3.11%	3.57%	3.97%
Portfolio turnover	26%[4]	69%	106%	78%	59%	117%
Net assets end of period (000’s) omitted	$528,833	$467,024	$507,600	$398,514	$304,051	$158,198

AMG Managers DoubleLine Core Plus Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,	For the fiscal period ended October 31,
Class Z		2018	2017[7]
Net Asset Value, Beginning of Period	$10.24	$10.68	$10.69
Income (loss) from Investment Operations:
Net investment income[1,2]	0.18	0.33	0.03
Net realized and unrealized gain (loss) on investments	0.27	(0.43)	(0.01)
Total income (loss) from investment operations	0.45	(0.10)	0.02
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.34)	(0.03)
Paid in capital	—	—	(0.00)[8]
Total distributions to shareholders	(0.20)	(0.34)	(0.03)
Net Asset Value, End of Period	$10.49	$10.24	$10.68
Total Return[2,3]	4.46%[4]	(0.91)%	0.17%[4]
Ratio of net expenses to average net assets	0.61%[5]	0.61%	0.60%[5]
Ratio of gross expenses to average net assets[6]	0.69%[5]	0.68%	0.63%[5]
Ratio of net investment income to average net assets[2]	3.59%[5]	3.13%	2.74%[5]
Portfolio turnover	26%[4]	69%	106%[4]
Net assets end of period (000’s) omitted	$2,483	$1,955	$1,597

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[7]	The commencement of operations was on October 2, 2017.
[8]	Less than $(0.005) per share.

AMG River Road Long-Short Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.19	$12.33	$11.04	$11.48	$11.35	$12.02
Income (loss) from Investment Operations:
Net investment loss[1]	(0.02)[2]	(0.03)[2,3]	(0.25)[2]	(0.19)[2]	(0.14)[2]	(0.19)
Net realized and unrealized gain (loss) on investments	1.17	(0.11)	1.54	0.13	0.57	(0.19)
Total income (loss) from investment operations	1.15	(0.14)	1.29	(0.06)	0.43	(0.38)
Less Distributions to Shareholders from:
Net realized gain on investments	(0.71)	—	—	(0.38)	(0.30)	(0.29)
Net Asset Value, End of Period	$12.63	$12.19	$12.33	$11.04	$11.48	$11.35
Total Return[1,4]	10.23%[5]	(1.14)%	11.69%	(0.52)%	3.79%	(3.27)%
Ratio of net expenses to average net assets[6]	2.86%[7,8]	3.12%[8]	3.60%[8]	3.46%	2.89%	2.58%
Ratio of gross expenses to average net assets[9]	3.23%[7]	3.41%	3.75%	3.62%	2.87%	2.53%
Ratio of net investment loss to average net assets[1]	(0.41)%[7]	(0.25)%	(2.23)%	(1.75)%	(1.19)%	(1.59)%
Portfolio turnover	151%[5]	189%	186%	298%	279%	303%
Net assets end of period (000’s) omitted	$3,253	$3,749	$5,508	$8,713	$27,983	$109,140

AMG River Road Long-Short Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$12.37	$12.48	$11.15	$11.56	$11.40	$12.05
Income (loss) from Investment Operations:
Net investment loss[1]	(0.01)[2]	0.00 [2,3,10]	(0.24)[2]	(0.18)[2]	(0.11)[2]	(0.16)
Net realized and unrealized gain (loss) on investments	1.20	(0.11)	1.57	0.15	0.57	(0.20)
Total income (loss) from investment operations	1.19	(0.11)	1.33	(0.03)	0.46	(0.36)
Less Distributions to Shareholders from:
Net realized gain on investments	(0.71)	—	—	(0.38)	(0.30)	(0.29)
Net Asset Value, End of Period	$12.85	$12.37	$12.48	$11.15	$11.56	$11.40
Total Return[1,4]	10.41%[5]	(0.88)%	11.93%	(0.24)%	4.04%	(3.01)%
Ratio of net expenses to average net assets[6]	2.61%[7,8]	2.87%[8]	3.35%[8]	3.24%	2.64%	2.33%
Ratio of gross expenses to average net assets[9]	2.98%[7]	3.16%	3.50%	3.39%	2.62%	2.28%
Ratio of net investment loss to average net assets[1]	(0.16)%[7]	0.00%[11]	(1.98)%	(1.67)%	(0.94)%	(1.34)%
Portfolio turnover	151%[5]	189%	186%	298%	279%	303%
Net assets end of period (000’s) omitted	$20,800	$24,925	$29,030	$37,549	$49,088	$110,271

AMG River Road Long-Short Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six		For the fiscal
	months ended		period ended
	April 30, 2019	For the fiscal year ended October 31,	October 31,
Class Z	(unaudited)	2018	2017[12]
Net Asset Value, Beginning of Period	$12.38	$12.49	$12.53
Income (loss) from Investment Operations:
Net investment income (loss)[1]	(0.00)[2,10]	0.01 [2,3]	(0.02)[2]
Net realized and unrealized gain (loss) on investments	1.20	(0.12)	(0.02)
Total income (loss) from investment operations	1.20	(0.11)	(0.04)
Less Distributions to Shareholders from:
Net realized gain on investments	(0.71)	—	—
Net Asset Value, End of Period	$12.87	$12.38	$12.49
Total Return[1,4]	10.49%[5]	(0.88)%	(0.32)%[5]
Ratio of net expenses to average net assets[6]	2.53%[7,8]	2.79%[8]	3.38%[7,8]
Ratio of gross expenses to average net assets[9]	2.90%[7]	3.08%	3.38%[7]
Ratio of net investment income (loss) to average net assets[1]	(0.08)%[7]	0.09%	(2.74)%[7]
Portfolio turnover	151%[5]	189%	186%[5]
Net assets end of period (000’s) omitted	$81	$73	$25

[1]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.17), $(0.14), and $(0.13) for Class N, Class I and Class Z shares, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets would be 1.44%, 1.19% and 1.11% for Class N, Class I and Class Z, respectively, for the six months ended April 30, 2019, 1.45%, 1.20%, and 1.12% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2018, 1.48%, 1.23% and 1.12% for Class N, Class I and Class Z, respectively, for the fiscal year ended October 31, 2017, and 1.70% and 1.45% for Class N and Class I, respectively, for each of the fiscal periods ended 2016, 2015, and 2014.

[7]	Annualized.
[8]

Includes reduction from brokerage recapture amounting to 0.01% for the six months ended April 30, 2019, 0.02% for the fiscal year ended October 31, 2018, and 0.02%, 0.02%, and less than 0.01% for Class N, Class I, and Class Z, respectively, for the fiscal period ended 2017.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than $0.005 per share.
[11]	Less than 0.005%.
[12]	Commencement of operations was on October 2, 2017.

AMG Managers Pictet International Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six					For the fiscal
	months ended					period ended
	April 30, 2019	For the fiscal years ended October 31,				October 31,
Class N	(unaudited)	2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$9.90	$11.60	$9.61	$9.56	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income[2]	0.02 [3]	0.12 [3]	0.04 [3]	0.13 [3]	0.10 [3]	0.09
Net realized and unrealized gain (loss) on investments	0.49	(1.31)	2.22	0.00 [4]	0.17 [5]	(0.75)
Total income (loss) from investment operations	0.51	(1.19)	2.26	0.13	0.27	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.18)	(0.07)	(0.02)	(0.03)	—
Net realized gain on investments	(0.77)	(0.33)	(0.20)	(0.06)	(0.02)	—
Total distributions to shareholders	(0.97)	(0.51)	(0.27)	(0.08)	(0.05)	—
Net Asset Value, End of Period	$9.44	$9.90	$11.60	$9.61	$9.56	$9.34
Total Return[2,6]	6.98%[7]	(10.80)%	24.30%	1.42%[8]	3.02%	(6.60)%[7]
Ratio of net expenses to average net assets	1.34%[9,10]	1.27%	1.30%	1.40%	1.40%	1.40%[9]
Ratio of gross expenses to average net assets[11]	1.34%[9]	1.28%	1.31%	1.41%	1.92%	3.26%[9]
Ratio of net investment income to average net assets[2]	0.45%[9]	1.10%	0.38%	1.88%	1.06%	1.61%[9]
Portfolio turnover	14%[7]	51%	34%	38%	53%	26%[7]
Net assets end of period (000’s) omitted	$97,580	$82,839	$4,006	$131	$1,056	$984

AMG Managers Pictet International Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six					For the fiscal
	months ended					period ended
	April 30, 2019	For the fiscal years ended October 31,				October 31,
Class I	(unaudited)	2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$9.93	$11.59	$9.65	$9.60	$9.36	$10.00
Income (loss) from Investment Operations:
Net investment income[2]	0.03 [3]	0.16 [3]	0.13 [3]	0.15 [3]	0.12 [3]	0.10
Net realized and unrealized gain (loss) on investments	0.50	(1.32)	2.16	0.00 [4]	0.19 [5]	(0.74)
Total income (loss) from investment operations	0.53	(1.16)	2.29	0.15	0.31	(0.64)
Less Distributions to Shareholders from:
Net investment income	(0.20)	(0.17)	(0.14)	(0.04)	(0.05)	—
Net realized gain on investments	(0.77)	(0.33)	(0.21)	(0.06)	(0.02)	—
Total distributions to shareholders	(0.97)	(0.50)	(0.35)	(0.10)	(0.07)	—
Net Asset Value, End of Period	$9.49	$9.93	$11.59	$9.65	$9.60	$9.36
Total Return[2,6]	7.18%[7]	(10.57)%	24.55%	1.67%[12]	3.43%	(6.40)%[7]
Ratio of net expenses to average net assets	1.09%[9,10]	1.00%	1.06%	1.15%	1.15%	1.15%[9]
Ratio of gross expenses to average net assets[11]	1.09%[9]	1.01%	1.07%	1.15%	1.67%	3.01%[9]
Ratio of net investment income to average net assets[2]	0.70%[9]	1.38%	1.28%	2.13%	1.31%	1.86%[9]
Portfolio turnover	14%[7]	51%	34%	38%	53%	26%[7]
Net assets end of period (000’s) omitted	$164,275	$208,184	$2,019,217	$1,336,050	$49,803	$8,467

AMG Managers Pictet International Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six		For the fiscal
	months ended		period ended
	April 30, 2019	For the fiscal year ended October 31,	October 31,
Class Z	(unaudited)	2018	2017[13]
Net Asset Value, Beginning of Period	$9.91	$11.59	$11.40
Income (loss) from Investment Operations:
Net investment income[2]	0.04 [3]	0.16 [3]	0.00 [3,4]
Net realized and unrealized gain (loss) on investments	0.49	(1.31)	0.19
Total income (loss) from investment operations	0.53	(1.15)	0.19
Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.20)	—
Net realized gain on investments	(0.77)	(0.33)	—
Total distributions to shareholders	(0.98)	(0.53)	—
Net Asset Value, End of Period	$9.46	$9.91	$11.59
Total Return[2,6]	7.25%[7]	(10.52)%	1.67%[7]
Ratio of net expenses to average net assets	0.98%[9,10]	0.91%	0.94%[9]
Ratio of gross expenses to average net assets[11]	0.98%[9,10]	0.92%	0.95%[9]
Ratio of net investment income (loss) to average net assets[2]	0.81%[9]	1.46%	(0.36)%[9]
Portfolio turnover	14%[7]	51%	34%
Net assets end of period (000’s) omitted	$103,854	$1,289,369	$254

[1]	The commencement of operations for Class N and Class I Shares was April 11, 2014.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Per share numbers have been calculated using average shares.
[4]	Less than $0.005 per share.
[5]	Includes capital contribution of $0.01 per share.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	The total return would have been 1.32% had the capital contribution not been included.
[9]	Annualized.
[10]	Expense ratio includes interest expense related to utilizing the Line of Credit of 0.01%.
[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	The total return would have been 1.57% had the capital contribution not been included.
[13]	The commencement of operations for Class Z Shares was October 2, 2017.

Notes to Financial Statements (unaudited) April 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds IV (the “Trust”) is an open-end management investment company, organized as a Delaware Statutory Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, (each a “Fund” and collectively, the “Funds”), each having distinct investment management objectives, strategies, risks, and policies. Included in this report are:

Funds

AMG Managers Fairpointe ESG Equity Fund (“Fairpointe ESG Equity”)

AMG River Road Focused Absolute Value Fund (“River Road Focused Absolute Value”)

AMG Managers Montag & Caldwell Growth Fund (“Montag & Caldwell Growth”)

AMG River Road Dividend All Cap Value Fund (“River Road Dividend All Cap Value”)

AMG River Road Dividend All Cap Value Fund II (“River Road Dividend All Cap Value II”)

AMG Managers Fairpointe Mid Cap Fund (“Fairpointe Mid Cap”)

AMG Managers LMCG Small Cap Growth Fund (“LMCG Small Cap Growth”)

AMG River Road Small-Mid Cap Value Fund (“River Road Small-Mid Cap Value”)

AMG River Road Small Cap Value Fund (“River Road Small Cap Value”)

AMG Managers Silvercrest Small Cap Fund (“Silvercrest Small Cap”)

AMG Managers DoubleLine Core Plus Bond Fund (“DoubleLine Core Plus Bond”)

AMG River Road Long-Short Fund (“River Road Long-Short”)

AMG Managers Pictet International Fund (“Pictet International”)

Each Fund is authorized to issue two classes of shares (Class N shares and Class I shares). Montag & Caldwell Growth is also authorized to issue Class R shares. River Road Focused Absolute Value, River Road Dividend All Cap Value, River Road Dividend All Cap Value II, Fairpointe Mid Cap, River Road Small-Mid Cap, River Road Small Cap Value, Silvercrest Small Cap, DoubleLine Core Plus Bond, River Road Long-Short and Pictet International are authorized to issue Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including securities sold short, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities and securities sold short traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

Notes to Financial Statements (continued)

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Dividends declared on short positions are recorded on ex-date as dividend expense. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended April 30, 2019, the impact on the expenses and expense ratios were as follows:

	Amount	Percentage Reduction
River Road Focused Absolute Value	$9,157	0.02%
Montag & Caldwell Growth	30,104	0.01%
River Road Dividend All Cap Value	22,424	0.00%[1]
River Road Dividend All Cap Value II	2,804	0.00%[1]
LMCG Small Cap Growth	4,061	0.01%
River Road Small-Mid Cap Value	7,831	0.01%
River Road Small Cap Value	8,959	0.00%[1]
Silvercrest Small Cap	38,786	0.02%
River Road Long-Short	2,925	0.01%

[1]	Less than 0.005%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassification to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for

Notes to Financial Statements (continued)

financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to net operating losses, tax equalization utilized, amortization on securities sold, distributions received from investments in certain partnerships, net operating losses offset by short term capital gains, gains/losses on foreign currency, paydowns, tax adjustments on passive foreign investment companies sold, redesignation of dividends paid by a fund, distributions received from regulated investment companies, and distributions in excess of net investment income paid by a fund. Temporary differences are due to differences between book and tax treatment of losses for excise tax purposes, wash sale loss deferrals, amortization, mark-to-market of passive foreign investment companies, gains/losses on foreign currency, non-deductible organizational expense, premiums outstanding, and distributions received from investments in certain partnerships.

At April 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Fairpointe ESG Equity	$11,284,617	$1,852,033	$(711,272)	$1,140,761
River Road Focused Absolute Value	70,793,877	6,760,183	(893,245)	5,866,938
Montag & Caldwell Growth	345,302,282	177,056,571	(1,776,007)	175,280,564
River Road Dividend All Cap Value	614,631,608	163,727,999	(10,054,091)	153,673,908
River Road Dividend All Cap Value II	63,923,117	15,211,844	(1,168,228)	14,043,616
Fairpointe Mid Cap	1,958,106,559	576,235,778	(204,985,527)	371,250,251
LMCG Small Cap Growth	75,226,383	12,760,243	(2,297,243)	10,463,000
River Road Small-Mid Cap Value	74,240,007	8,809,335	(2,120,440)	6,688,895
River Road Small Cap Value	309,507,817	71,907,176	(15,291,363)	56,615,813
Silvercrest Small Cap	215,434,278	31,222,304	(11,437,853)	19,784,451
DoubleLine Core Plus Bond	622,842,590	10,200,770	(8,181,513)	2,019,257
River Road Long-Short	23,650,940	1,895,617	(867,989)	1,027,628
Pictet International	343,821,696	33,569,482	(17,190,292)	16,379,190

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of April 30, 2019, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2018, the following Funds had capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term
Fairpointe ESG Equity	$205,846	—
LCMG Small Cap Growth	1,727,269	—
DoubleLine Core Plus Bond	5,918,602	$7,252,726

As of October 31, 2018, the Funds not listed above had no accumulated net realized capital loss carryover. Should those Funds incur capital losses for the fiscal year ended October 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Prior to March 1, 2019, Pictet International deducted a 2.00% redemption fee from the proceeds of any redemption of shares (including a redemption by exchange) if the redemption occurred within 60 days of the purchase of those shares. For the six months ended April 30, 2019, Pictet International had redemption fees amounting to $359,895. For the fiscal year ended October 31, 2018, Pictet International had redemption fees amounting to $125,630. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

Notes to Financial Statements (continued)

For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018, the capital stock transactions by class for the Funds were as follows:

		Fairpointe ESG Equity			River Road Focused Absolute Value
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	10,185	$111,005	8,773	$107,345	385,126	$4,431,866	345,357	$4,132,526
Reinvestment of distributions	627	6,357	748	9,243	58,787	586,698	51,795	584,247
Cost of shares repurchased	(7,116)	(80,612)	(19,289)	(236,085)	(55,122)	(613,852)	(253,622)	(2,931,767)

Net increase (decrease)	3,696	$36,750	(9,768)	$(119,497)	388,791	$4,404,712	143,530	$1,785,006

Class I:
Proceeds from sale of shares	61,222	$693,431	412,889	$5,059,710	3,594,054	$40,312,949	506,084	$5,975,162
Reinvestment of distributions	12,631	127,192	9,049	111,123	116,443	1,165,589	119,483	1,352,549
Cost of shares repurchased	(8,549)	(100,247)	(7,327)	(91,510)	(309,141)	(3,349,507)	(314,384)	(3,661,346)

Net increase	65,304	$720,376	414,611	$5,079,323	3,401,356	$38,129,031	311,183	$3,666,365

Class Z:
Proceeds from sale of shares	—	—	—	—	6,356	$75,000	—	—
Reinvestment of distributions	—	—	—	—	437	4,375	427	$4,840

Net increase	—	—	—	—	6,793	$79,375	427	$4,840

Notes to Financial Statements (continued)

		Montag & Caldwell Growth			River Road Dividend All Cap Value
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	362,664	$6,279,809	534,645	$11,026,782	362,043	$4,264,104	954,322	$12,023,431
Reinvestment of distributions	2,038,637	31,129,988	1,063,852	20,957,885	690,085	7,299,704	660,797	8,289,573
Cost of shares repurchased	(1,616,599)	(28,198,172)	(5,342,480)	(111,440,545)	(1,190,004)	(13,832,907)	(4,057,839)	(51,163,298)

Net increase (decrease)	784,702	$9,211,625	(3,743,983)	$(79,455,878)	(137,876)	$(2,269,099)	(2,442,720)	$(30,850,294)

Class I:
Proceeds from sale of shares	1,602,986	$26,043,839	3,812,515	$79,045,937	3,772,409	$44,004,797	11,123,981	$139,902,240
Reinvestment of distributions	4,568,635	70,128,543	2,312,557	45,742,378	4,901,204	51,834,060	4,272,488	53,560,954
Cost of shares repurchased	(7,420,985)	(126,631,368)	(16,764,310)	(348,176,399)	(13,877,415)	(163,379,006)	(16,140,415)	(203,004,384)

Net decrease	(1,249,364)	$(30,458,986)	(10,639,238)	$(223,388,084)	(5,203,802)	$(67,540,149)	(743,946)	$(9,541,190)

Class R:
Proceeds from sale of shares	6,453	$100,116	5,292	$105,496	—	—	—	—
Reinvestment of distributions	3,480	51,232	1,879	36,074	—	—	—	—
Cost of shares repurchased	(4,039)	(71,459)	(9,961)	(204,960)	—	—	—	—

Net increase (decrease)	5,894	$79,889	(2,790)	$(63,390)	—	—	—	—

Class Z:
Proceeds from sale of shares	—	—	—	—	—	—	251,380	$3,195,307
Reinvestment of distributions	—	—	—	—	490	$5,183	1,709	21,471
Cost of shares repurchased	—	—	—	—	(44,941)	(559,405)	(222,749)	(2,784,101)

Net increase (decrease)	—	—	—	—	(44,451)	$(554,222)	30,340	$432,677

Notes to Financial Statements (continued)

	River Road Dividend All Cap Value II				Fairpointe Mid Cap
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	5,613	$72,959	4,348	$64,163	1,121,934	$40,183,425	3,794,347	$162,654,871
Reinvestment of distributions	24,405	277,357	13,908	200,402	1,845,204	58,437,613	1,896,462	81,377,192
Cost of shares repurchased	(10,338)	(130,155)	(72,926)	(1,057,300)	(7,709,022)	(279,400,662)	(13,139,539)	(553,934,059)

Net increase (decrease)	19,680	$220,161	(54,670)	$(792,735)	(4,741,884)	$(180,779,624)	(7,448,730)	$(309,901,996)

Class I:
Proceeds from sale of shares	885,803	$10,988,043	714,224	$10,217,669	6,184,002	$230,880,691	13,948,944	$602,613,915
Reinvestment of distributions	839,398	9,558,931	575,938	8,307,708	3,336,941	108,484,016	3,724,484	163,915,906
Cost of shares repurchased	(1,895,142)	(23,661,751)	(3,344,871)	(48,175,390)	(17,593,400)	(663,977,751)	(35,171,978)	(1,514,381,967)

Net decrease	(169,941)	$(3,114,777)	(2,054,709)	$(29,650,013)	(8,072,457)	$(324,613,044)	(17,498,550)	$(747,852,146)

Class Z:
Proceeds from sale of shares	11,079	$136,614	2,278	$33,368	902,584	$31,503,136	7,991,905	$346,133,605
Reinvestment of distributions	2,048	23,394	1,632	23,529	476,357	15,472,072	36,921	1,624,158
Cost of shares repurchased	—	—	(13,143)	(190,623)	(1,010,169)	(37,000,952)	(3,036,213)	(131,853,970)

Net increase (decrease)	13,127	$160,008	(9,233)	$(133,726)	368,772	$9,974,256	4,992,613	$215,903,793

	LMCG Small Cap Growth				River Road Small-Mid Cap Value
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	60,078	$1,035,088	530,613	$9,552,619	1,574,074	$11,533,165	1,868,113	$14,965,056
Reinvestment of distributions	—	—	—	—	154,345	964,655	125,130	917,204
Cost of shares repurchased	(204,126)	(3,460,346)	(1,327,776)	(22,567,317)	(2,155,724)	(14,647,770)	(601,269)	(4,706,768)

Net increase (decrease)	(144,048)	$(2,425,258)	(797,163)	$(13,014,698)	(427,305)	$(2,149,950)	1,391,974	$11,175,492

Class I:
Proceeds from sale of shares	599,000	$10,446,269	1,318,884	$23,153,350	2,648,708	$19,055,783	2,610,047	$20,648,002
Reinvestment of distributions	—	—	—	—	500,729	3,199,660	675,443	5,045,558
Cost of shares repurchased	(2,200,571)	(36,187,608)	(2,619,482)	(43,969,847)	(1,379,602)	(9,862,287)	(1,042,654)	(8,084,673)

Net increase (decrease)	(1,601,571)	$(25,741,339)	(1,300,598)	$(20,816,497)	1,769,835	$12,393,156	2,242,836	$17,608,887

Class Z:
Proceeds from sale of shares	—	—	—	—	7,503	$58,060	9,228	$80,000
Reinvestment of distributions	—	—	—	—	1,486	9,497	2,371	17,688

Net increase	—	—	—	—	8,989	$67,557	11,599	$97,688

Notes to Financial Statements (continued)

	River Road Small Cap Value				Silvercrest Small Cap
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	168,315	$1,995,232	514,388	$6,981,510	1,162,227	$18,410,639	119,787	$2,187,349
Reinvestment of distributions	278,694	2,940,228	329,745	4,286,683	207,428	2,775,383	106,704	1,953,748
Cost of shares repurchased	(475,386)	(5,508,498)	(887,258)	(12,019,368)	(285,189)	(4,294,399)	(783,060)	(14,267,961)

Net increase (decrease)	(28,377)	$(573,038)	(43,125)	$(751,175)	1,084,466	$16,891,623	(556,569)	$(10,126,864)

Class I:
Proceeds from sale of shares	4,919,693	$59,332,533	6,805,339	$93,808,922	1,531,480	$23,447,225	3,725,270	$68,983,519
Reinvestment of distributions	2,630,242	28,327,708	2,767,209	36,582,499	1,088,541	14,727,958	1,034,516	19,107,515
Cost of shares repurchased	(6,292,180)	(80,581,569)	(4,176,601)	(58,213,101)	(3,481,539)	(54,408,742)	(5,835,136)	(107,793,516)

Net increase (decrease)	1,257,755	$7,078,672	5,395,947	$72,178,320	(861,518)	$(16,233,559)	(1,075,350)	$(19,702,482)

Class Z:
Proceeds from sale of shares	—	—	2,080	$29,536	191,607	$2,941,028	2,144,119	$39,852,797
Reinvestment of distributions	1,585	$17,058	1,562	20,634	231,352	3,127,881	872	16,089
Cost of shares repurchased	—	—	(2,080)	(27,456)	(129,481)	(2,042,284)	(183,354)	(3,415,675)

Net increase	1,585	$17,058	1,562	$22,714	293,478	$4,026,625	1,961,637	$36,453,211

	DoubleLine Core Plus Bond				River Road Long-Short
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	801,295	$8,267,600	3,208,660	$33,620,666	2,776	$33,346	21,068	$263,257
Reinvestment of distributions	161,371	1,667,052	375,842	3,927,700	18,650	208,128	—	—
Cost of shares repurchased	(2,699,285)	(27,893,370)	(9,494,394)	(99,246,564)	(71,543)	(858,308)	(160,145)	(1,980,544)

Net decrease	(1,736,619)	$(17,958,718)	(5,909,892)	$(61,698,198)	(50,117)	$(616,834)	(139,077)	$(1,717,287)

Class I:
Proceeds from sale of shares	12,749,317	$131,526,881	15,144,066	$159,105,577	69,720	$858,457	676,485	$8,599,175
Reinvestment of distributions	783,963	8,101,500	1,435,849	14,975,472	121,788	1,381,075	—	—
Cost of shares repurchased	(8,755,506)	(90,290,587)	(18,483,535)	(192,781,692)	(588,156)	(7,018,022)	(986,687)	(12,341,172)

Net increase (decrease)	4,777,774	$49,337,794	(1,903,620)	$(18,700,643)	(396,648)	$(4,778,490)	(310,202)	$(3,741,997)

Class Z:
Proceeds from sale of shares	73,335	$759,885	72,697	$756,674	—	—	3,925	$50,000
Reinvestment of distributions	4,266	44,171	5,475	57,102	371	$4,220	—	—
Cost of shares repurchased	(31,921)	(330,852)	(36,721)	(381,792)	—	—	—	—

Net increase	45,680	$473,204	41,451	$431,984	371	$4,220	3,925	$50,000

Notes to Financial Statements (continued)

	Pictet International
	April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	2,868,932	$27,731,146	8,747,423	$95,768,145
Reinvestment of distributions	1,264,376	10,013,861	19,707	222,100
Cost of shares repurchased	(2,164,599)	(19,057,828)	(746,267)	(8,057,404)

Net increase	1,968,709	$18,687,179	8,020,863	$87,932,841

Class I:
Proceeds from sale of shares	5,460,598	$47,066,284	16,627,610	$184,401,813
Reinvestment of distributions	1,993,197	15,845,913	1,873,692	21,135,242
Cost of shares repurchased	(11,096,985)	(99,684,759)	(171,793,280)	(1,979,453,800)

Net decrease	(3,643,190)	$(36,772,562)	(153,291,978)	$(1,773,916,745)

Class Z:
Proceeds from sale of shares	5,103,298	$45,500,331	191,849,252	$2,203,485,726
Reinvestment of distributions	13,658,436	108,174,812	238,202	2,679,750
Cost of shares repurchased	(137,831,652)	(1,235,116,092)	(62,059,814)	(649,312,899)

Net increase (decrease)	(119,069,918)	$(1,081,440,949)	130,027,640	$1,556,852,577

At April 30, 2019, certain affiliated and unaffiliated shareholders of record, including individually or collectively, held greater than 10% of the net assets of the Funds as follows: River Road Small Mid-Cap Value- one owns 10.4%. Transactions by this shareholder may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2019, the market value of Repurchase Agreements outstanding is as follows:

Market Value
River Road Dividend All Cap Value	$5,241,742
LMCG Small Cap Growth	4,001,826

Market Value
River Road Small-Mid Cap Value	$555,351
River Road Small Cap Value	3,020,495
DoubleLine Core Plus Bond	6,611,336
Pictet International	2,709,529

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

DoubleLine Core Plus Bond may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed

Notes to Financial Statements (continued)

securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, with the same counterparty, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in Footnote 1a above.

Each TBA contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment with the same broker, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

k. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

DoubleLine Core Plus Bond may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedules of Portfolio Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold on TBA commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The investment portfolios of River Road Focused Absolute Value, River Road Dividend All Cap Value, River Road Dividend All Cap Value II, River Road Small-Mid Cap, River Road Small Cap Value and River Road Long-Short are managed by River Road Asset Management, LLC. AMG indirectly owns a majority interest in River Road Asset Management, LLC.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2019, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Fairpointe ESG Equity	0.70%
River Road Focused Absolute Value	0.60%
Montag & Caldwell Growth
on first $800 million	0.70%
over $800 million up to $6 billion	0.50%
over $6 billion up to $12 billion	0.45%
over $12 billion	0.40%
River Road Dividend All Cap Value	0.60%
River Road Dividend All Cap Value II	0.60%
Fairpointe Mid Cap
on first $100 million	0.70%
next $300 million	0.65%
over $400 million	0.60%
LMCG Small Cap Growth	0.90%
River Road Small-Mid Cap Value	0.75%
River Road Small Cap Value	0.80%
Silvercrest Small Cap	0.90%
DoubleLine Core Plus Bond	0.45%
River Road Long-Short	0.85%
Pictet International	0.70%

The Investment Manager has contractually agreed, through at least March 1, 2020 for Fairpointe ESG Equity, River Road Focused Absolute Value, River Road Dividend All Cap Value, River Road Dividend All Cap Value II, LMCG Small Cap Growth, River Road Small-Mid Cap Value, Silvercrest Small Cap, DoubleLine Core Plus Bond, River Road Long-Short, and Pictet International, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts in connection with securities sold short), shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses). The percentages of the Funds’ average daily net assets subject to later reimbursement by the Funds in certain circumstances are as follows:

Fairpointe ESG Equity	0.82%
River Road Focused Absolute Value	0.71%
Montag & Caldwell Growth	N/A
River Road Dividend All Cap Value	0.99%
River Road Dividend All Cap Value II	0.99%
Fairpointe Mid Cap	N/A
LMCG Small Cap Growth	1.03%
River Road Small-Mid Cap Value	1.04%
River Road Small Cap Value	N/A

Notes to Financial Statements (continued)

Silvercrest Small Cap	1.08%
DoubleLine Core Plus Bond	0.61%
River Road Long-Short	1.12%
Pictet International	0.98%

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At April 30, 2019, each Fund’s expiration of recoupment are as follows:

Expiration Period	Fairpointe ESG Equity	River Road Focused Absolute Value	LMCG Small Cap Growth
Less than 1 year	$103,052	$170,129	—
Within 2 years	83,818	116,366	$69,623
Within 3 years	92,446	114,505	146,831

Total Amount Subject to Recoupment	$279,316	$401,000	$216,454

Expiration Period	River Road Small-Mid Cap Value	Silvercrest Small Cap	DoubleLine Core Plus Bond
Within 2 years	$3,233	$38,620	$145,254
Within 3 years	19,829	120,273	361,290

Total Amount Subject to Recoupment	$23,062	$158,893	$506,544

Expiration Period			River Road Long-Short
Within 2 years			$24,164
Within 3 years			150,168

Total Amount Subject to Recoupment			$174,332

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N and Class R shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% and 0.50% annually of each Fund’s average daily net assets attributable to the Class N and Class R shares, respectively.

The impact on the annualized expense ratios for the six months ended April 30, 2019, were as follows:

Fund	Actual Amount Incurred
Fairpointe ESG Equity
Class N	0.22%
River Road Focused Absolute Value
Class N	0.25%
Montag & Caldwell Growth
Class N	0.18%
Class R	0.50%
River Road Dividend All Cap Value
Class N	0.25%
River Road Dividend All Cap Value II
Class N	0.24%
Fairpointe Mid Cap
Class N	0.25%
LMCG Small Cap Growth
Class N	0.20%
River Road Small-Mid Cap Value
Class N	0.25%
River Road Small Cap Value
Class N	0.25%
Silvercrest Small Cap
Class N	0.22%
DoubleLine Core Plus Bond
Class N	0.25%
River Road Long-Short

Notes to Financial Statements (continued)

Fund	Actual Amount Incurred
Class N	0.25%
Pictet International
Class N	0.25%

The Plan further provides for periodic payments by the Trust or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the plan by Class R shares of Montag & Caldwell Growth for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Class R shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of the Class N, Class I and Class R shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N, Class I and Class R shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of 0.15% of each respective Class’s average daily net assets as shown in the table below.

The Investment Manager has agreed, through at least October 1, 2019, to waive a portion of shareholder servicing fees paid by the various share classes of each Fund, as necessary, to ensure the total net expense ratio for each share class of each Fund does not increase due to the changes in the methodology of shareholder servicing reimbursements described above.

The impact on the annualized expense ratios for the six months ended April 30, 2019, were as follows:

Fund	Actual Amount Incurred
Fairpointe ESG Equity
Class N	0.08%
Class I	0.08%
River Road Focused Absolute Value
Class N	0.04%
Class I	0.04%
Montag & Caldwell Growth
Class N	0.07%
Class I	0.07%
Class R	0.07%
River Road Dividend All Cap Value
Class N	0.07%
Class I	0.05%
River Road Dividend All Cap Value II
Class N	0.11%
Class I	0.07%

Fund	Actual Amount Incurred
Fairpointe Mid Cap
Class N	0.08%
Class I	0.08%
LMCG Small Cap Growth
Class N	0.07%
Class I	0.07%
River Road Small-Mid Cap Value
Class N	0.06%
Class I	0.05%
River Road Small Cap Value
Class N	0.10%
Class I	0.07%
Silvercrest Small Cap
Class N	0.07%
Class I	0.07%
DoubleLine Core Plus Bond
Class N	0.08%
Class I	0.08%
River Road Long-Short
Class N	0.08%
Class I	0.08%
Pictet International
Class N	0.11%
Class I	0.11%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits River Road Long-Short, Silvercrest Small Cap, River Road Dividend All Cap Value II, Pictet International, Fairpointe ESG Equity and River Road Focused Absolute Value to lend money for certain temporary purposes directly to other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for the lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2019, the Funds neither borrowed from nor lent to other funds in the AMG Funds family. At April 30, 2019, the Funds had no interfund loans outstanding.

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Fairpointe ESG Equity	$2,899,137	$2,178,776
River Road Focused Absolute Value	55,998,322	16,472,885
Montag & Caldwell Growth	61,145,228	174,311,665
River Road Dividend All Cap Value	120,670,210	238,817,256
River Road Dividend All Cap Value II	13,969,099	24,375,345
Fairpointe Mid Cap	200,255,943	887,841,235
LMCG Small Cap Growth	64,964,228	93,413,111
River Road Small-Mid Cap Value	23,811,436	17,969,069
River Road Small Cap Value	57,174,302	54,855,741
Silvercrest Small Cap	24,962,030	40,749,247
DoubleLine Core Plus Bond	94,650,889	59,455,774
River Road Long-Short	49,988,878	52,660,026
Pictet International	145,941,162	1,372,630,180

	U.S. Government Obligations
Fund	Purchases	Sales
DoubleLine Core Plus Bond	$75,405,108	$87,816,836

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at April 30, 2019, were as follows:

		Cash	Securities	Total
Fund	Securities	Collateral	Collateral	Collateral
	Loaned	Received	Received	Received
River Road Focused Absolute Value	$10,024,479	—	$10,267,891	$10,267,891
Montag & Caldwell Growth	14,616,070	—	14,873,822	14,873,822
River Road Dividend All Cap Value	82,357,595	$5,241,742	79,001,677	84,243,419
River Road Dividend All Cap Value II	7,527,154	—	7,677,828	7,677,828
LMCG Small Cap Growth	17,652,463	4,001,826	14,194,207	18,196,033
River Road Small-Mid Cap Value	8,622,708	555,351	8,325,054	8,880,405
River Road Small Cap Value	52,397,003	3,020,495	50,805,653	53,826,148
Silvercrest Small Cap	25,671,521	—	25,826,354	25,826,354
DoubleLine Core Plus Bond	6,524,138	6,611,336	124,911	6,736,247
Pictet International	13,427,747	2,709,529	10,821,711	13,531,240

The following table summarizes the securities received as collateral for securities lending at April 30, 2019:

	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
River Road Focused Absolute Value	U.S. Treasury Obligations	0.000%-8.750%	05/09/19-11/15/48
Montag & Caldwell Growth	U.S. Treasury Obligations	0.000%-8.750%	05/09/19-11/15/48
River Road Dividend All Cap Value	U.S. Treasury Obligations	0.000%-8.750%	05/09/19-11/15/48
River Road Dividend All Cap Value II	U.S. Treasury Obligations	0.000%-8.750%	05/09/19-11/15/48
LMCG Small Cap Growth	U.S. Treasury Obligations	0.000%-8.750%	05/09/19-11/15/48
River Road Small-Mid Cap Value	U.S. Treasury Obligations	0.000%-8.750%	05/09/19-11/15/48
River Road Small Cap Value	U.S. Treasury Obligations	0.000%-8.750%	05/09/19-11/15/48
Silvercrest Small Cap	U.S. Treasury Obligations	0.000%-8.750%	05/09/19-11/15/48

Notes to Financial Statements (continued)

Fund	Collateral Type	Coupon Range	Maturity Date Range
DoubleLine Core Plus Bond	U.S. Treasury Obligations	0.000%-8.750%	06/20/19-08/15/45
Pictet International	U.S. Treasury Obligations	0.000%-8.750%	05/09/19-11/15/48

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

8. MORTGAGE-BACKED SECURITIES

DoubleLine Core Plus Bond may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide holders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not full faith and credit obligations of the U.S. government. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae and Freddie Mac are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. DoubleLine Core Plus Bond may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

9. FLOATING RATE SENIOR LOAN INTERESTS

Doubleline Core Plus Bond may invest in Floating Rate Senior Loan Interests. These are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of April 30, 2019. Senior Loans are generally not registered under the Securities Act of 1933 and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted. As a result, the actual maturity may be substantially less than the stated maturity. The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate.

10. STRIPPED SECURITIES

DoubleLine Core Plus Bond may invest in stripped securities (“STRIPS”) for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on a Funds’ yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated repayments of principal, the Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors

Notes to Financial Statements (continued)

Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting the Fund’s ability to buy or sell those securities at any particular time.

11. SECURITIES SOLD SHORT

River Road Long-Short utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other financial institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund must segregate liquid assets, or otherwise cover its position in a permissible manner. The Investment Manager determines the liquidity of assets, in accordance with procedures established by the Board. The Fund has entered into a Master Securities Loan Agreement (“MSLA”) with BNYM pursuant to which the Fund borrows securities from BNYM to facilitate short sale transactions. The Fund is required to pledge collateral, in cash and/or securities, to collateralize the Fund’s obligations to BNYM in respect of borrowed securities. The MSLA provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party. The Fund is subject to credit risk should BNYM be unable to meet its obligations to the Fund, including the obligation to return cash collateral to the Fund. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to the MSLA in the Statement of Assets and Liabilities, and security positions segregated as collateral for short sales are included in investments at value in the Statement of Assets and Liabilities. As of April 30, 2019, the value of securities sold short was $7,096,265, and the Fund had $7,227,129 of cash deposited with BNYM and securities segregated as collateral worth $2,161,252. For the six months ended April 30, 2019, the Fund had interest and dividend expense in the amounts of $46,851 and $133,216 respectively. These amounts are included in the Statement of Operations as interest and dividend expense.

12. CREDIT AGREEMENT

Effective July 6, 2010, and as amended July 25, 2018, the Trust entered into a Credit Agreement with The Bank of New York Mellon (the “Bank”) which provides the

Trust with a revolving line of credit facility of up to $50 million. The facility is shared by each Fund of the Trust and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the One-Month LIBOR Rate plus 1.25%. Effective July 27, 2016, The Trust pays a commitment fee on the unutilized commitment amount of 0.175% per annum, which is allocated to the Funds based on average daily net assets and included in Miscellaneous Expense on the Statement of Operations. Montag & Caldwell Growth, River Road Dividend All Cap Value, River Road Dividend All Cap Value II, Fairpointe Mid Cap, LMCG Small Cap Growth, River Road Small-Mid Cap Value, Silvercrest Small Cap, River Road Long-Short and Pictet International utilized the line of credit during the six months ended April 30, 2019. Montag & Caldwell Growth borrowed a maximum of $5,079,710 for five days paying interest of $1,609. River Road Dividend All Cap Value borrowed a maximum of $10,412,362 for five days paying interest of $4,765. River Road Dividend All Cap Value II borrowed a maximum of $1,875,269 for five days paying interest of $773. Fairpointe Mid Cap borrowed a maximum of $21,818,628 for sixteen days paying interest of $12,309. LMCG Small Cap Growth borrowed a maximum of $11,505,739 for two days paying interest of $1,363. River Road Small-Mid Cap Value borrowed a maximum of $3,799,855 for three days paying interest of $1,096. Silvercrest Small Cap borrowed a maximum of $1,542,525 for six days paying interest of $666. River Road Long-Short borrowed a maximum of $1,072,272 for five days paying interest of $321. Pictet International borrowed a maximum of $46,764,515 for fifty-five days paying interest of $91,919. The interest expense amount is included in the Statement of Operations as interest expense. At April 30, 2019, the Funds had no loans outstanding.

13. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending, short-sale programs and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending and short sale transactions, see Note 4 and Note 11, respectively.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2019:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities		Collateral Received	Net Amount
Fund		Offset Amount	Net Asset Balance
River Road Dividend All Cap Value
Cantor Fitzgerald Securities, Inc.	$1,244,998	—	$1,244,998	$1,244,998	—
Citigroup Global Markets, Inc.	1,244,998	—	1,244,998	1,244,998	—
Credit Suisse AG	261,750	—	261,750	261,750	—
HSBC Securities USA, Inc.	1,244,998	—	1,244,998	1,244,998	—
RBC Dominion Securities, Inc.	1,244,998	—	1,244,998	1,244,998	—

Total	$5,241,742	—	$5,241,742	$5,241,742	—

LMCG Small Cap Growth
Cantor Fitzgerald Securities, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—
Citigroup Global Markets, Inc.	1,000,000	—	1,000,000	1,000,000	—
Credit Suisse AG	1,826	—	1,826	1,826	—
HSBC Securities USA, Inc.	1,000,000	—	1,000,000	1,000,000	—
RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$4,001,826	—	$4,001,826	$4,001,826	—

River Road Small-Mid Cap Value
Mizuho Securities USA, LLC	$555,351	—	$555,351	$555,351	—
River Road Small Cap Value
Cantor Fitzgerald Securities, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—
Citigroup Global Markets, Inc.	20,495	—	20,495	20,495	—
HSBC Securities USA, Inc.	1,000,000	—	1,000,000	1,000,000	—
RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$3,020,495	—	$3,020,495	$3,020,495	—

DoubleLine Core Plus Bond
Cantor Fitzgerald Securities, Inc.	$1,570,307	—	$1,570,307	$1,570,307	—
Citigroup Global Markets, Inc.	1,570,307	—	1,570,307	1,570,307	—
Credit Suisse AG	1,570,307	—	1,570,307	1,570,307	—
HSBC Securities USA, Inc.	330,108	—	330,108	330,108	—
RBC Dominion Securities, Inc.	1,570,307	—	1,570,307	1,570,307	—

Total	$6,611,336	—	$6,611,336	$6,611,336	—

Notes to Financial Statements (continued)

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities		Collateral Received	Net Amount
Fund		Offset Amount	Net Asset Balance
Pictet International
Cantor Fitzgerald Securities, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—
Citigroup Global Markets, Inc.	1,000,000	—	1,000,000	1,000,000	—
Credit Suisse AG	709,529	—	709,529	709,529	—

Total	$2,709,529	—	$2,709,529	$2,709,529	—

14. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements, except for effective May 31, 2019, Class R shares of Montag & Caldwell Growth were closed to all investors, and all outstanding Class R shares of Montag & Caldwell Growth were converted to Class N shares.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	141

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	043019	SAR082

AMG Funds

April 30, 2019

AMG GW&K U.S. Small Cap Growth Fund
Class N: ATASX	Class I: ATSIX	Class Z: ATAZX

AMG GW&K Core Bond ESG Fund (formerly AMG GW&K Core Bond Fund)
Class N: MBGVX	Class I: MBDFX	Class Z: MBDLX

AMG GW&K Trilogy Emerging Wealth Equity Fund (formerly AMG Trilogy Emerging Wealth Equity Fund)
Class N: TYWVX	Class I: TYWSX	Class Z: TYWIX

AMG GW&K Trilogy Emerging Markets Equity Fund (formerly AMG Trilogy Emerging Markets Equity Fund)
Class N: TLEVX	Class I: TLESX	Class Z: TLEIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	043019	SAR069

AMG Funds
Semi-Annual Report — April 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K U.S. Small Cap Growth Fund	5

AMG GW&K Core Bond ESG Fund	8

AMG GW&K Trilogy Emerging Wealth Equity Fund	12

AMG GW&K Trilogy Emerging Markets Equity Fund	16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	20

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	22

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	23

Detail of changes in assets for the past two fiscal periods

Financial Highlights	25

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	37

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	44

APPROVAL OF INVESTMENT MANAGEMENT AND INTERMIM SUBADVISORY AGREEMENTS	45

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG GW&K U.S. Small Cap Growth Fund
Based on Actual Fund Return
Class N	1.22%	$1,000	$1,118	$6.41
Class I	1.00%	$1,000	$1,117	$5.25
Class Z	0.90%	$1,000	$1,121	$4.73
Based on Hypothetical 5% Annual Return
Class N	1.22%	$1,000	$1,019	$6.11
Class I	1.00%	$1,000	$1,020	$5.01
Class Z	0.90%	$1,000	$1,020	$4.51
AMG GW&K Core Bond ESG Fund
Based on Actual Fund Return
Class N	0.88%	$1,000	$1,051	$4.48
Class I	0.56%	$1,000	$1,054	$2.85
Class Z	0.48%	$1,000	$1,054	$2.44
Based on Hypothetical 5% Annual Return
Class N	0.88%	$1,000	$1,020	$4.41
Class I	0.56%	$1,000	$1,022	$2.81
Class Z	0.48%	$1,000	$1,022	$2.41

Six Months Ended April 30, 2019	Expense Ratio for the Period	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expenses Paid During the Period*
AMG GW&K Trilogy Emerging Wealth Equity Fund
Based on Actual Fund Return
Class N	1.40%	$1,000	$1,260	$7.84
Class I	1.12%	$1,000	$1,261	$6.28
Class Z	1.00%	$1,000	$1,262	$5.61
Based on Hypothetical 5% Annual Return
Class N	1.40%	$1,000	$1,018	$7.00
Class I	1.12%	$1,000	$1,019	$5.61
Class Z	1.00%	$1,000	$1,020	$5.01
AMG GW&K Trilogy Emerging Markets Equity Fund
Based on Actual Fund Return
Class N	1.25%	$1,000	$1,179	$6.75
Class I	0.94%	$1,000	$1,181	$5.08
Class Z	0.85%	$1,000	$1,181	$4.60
Based on Hypothetical 5% Annual Return
Class N	1.25%	$1,000	$1,019	$6.26
Class I	0.94%	$1,000	$1,020	$4.71
Class Z	0.85%	$1,000	$1,021	$4.26

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited)
Periods ended April 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K U.S. Small Cap Growth Fund2, [3,4,5]
Class N	11.79%	10.98%	7.88%	12.28%	9.95%	11/30/00
Class I	11.70%	11.26%	8.16%	12.56%	8.39%	01/04/05
Class Z	12.12%	11.68%	—	—	14.61%	02/24/17
Russell 2000® Growth Index[17]	8.27%	6.91%	10.22%	15.24%	7.52%	11/30/00	†
AMG GW&K Core Bond ESG Fund2, [6,7,8,9,10,11]
Class N	5.14%	4.68%	—	—	1.60%	05/08/15
Class I	5.35%	5.05%	2.23%	4.42%	5.73%	04/30/93
Class Z	5.41%	5.15%	—	—	2.02%	05/08/15
Bloomberg Barclays U.S. Aggregate Bond Index®[18]	5.49%	5.29%	2.57%	3.72%	5.19%	04/30/93	†
AMG GW&K Trilogy Emerging Wealth Equity Fund3, [5,9,12,13,14,15]
Class N	25.99%	1.77%	—	—	8.32%	03/19/15
Class I	26.08%	2.04%	—	—	8.59%	03/19/15
Class Z	26.20%	2.08%	—	—	8.69%	03/19/15
MSCI Emerging Markets Index (Net)[19]	13.76%	(5.04%)	—	—	5.18%	03/19/15	†
AMG GW&K Trilogy Emerging Markets Equity Fund3, [4,5,9,12,13,14,15,16]
Class N	17.90%	(0.87%)	3.89%	—	1.60%	03/01/12
Class I	18.08%	(0.54%)	4.24%	—	0.88%	03/01/11
Class Z	18.10%	(0.50%)	4.37%	—	0.98%	03/01/11
MSCI Emerging Markets Index (Net)[19]	13.76%	(5.04%)	4.04%	—	2.07%	03/01/11	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2019. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[4]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[6]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[7]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[8]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[9]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[10]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[11]

Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments

3

Fund Performance
Periods ended April 30, 2019 (continued)

are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.
[12]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[13]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[14]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[15]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[16]

Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[17]

The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[18]

The Bloomberg Barclays U.S. Aggregate Bond Index® is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index® is unmanaged, is not available for investment and does not incur expenses.

[19]

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 2000® Growth Index is a trademark of the London Stock Exchange Group companies.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG GW&K U.S. Small Cap Growth Fund
Fund Snapshots (unaudited)
April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Health Care	27.4
Information Technology	22.5
Industrials	16.7
Consumer Discretionary	16.1
Financials	7.0
Materials	3.0
Real Estate	3.0
Consumer Staples	1.7
Energy	1.2
Short-Term Investments	3.3
Other Assets Less Liabilities	(1.9)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Grand Canyon Education, Inc.	3.0
Five Below, Inc.	3.0
Paylocity Holding Corp.	2.5
Rapid7, Inc.	2.5
HubSpot, Inc.	2.4
Mimecast, Ltd. (Jersey)	2.4
Fox Factory Holding Corp.	2.2
EPAM Systems, Inc.	2.2
Exponent, Inc.	2.1
SiteOne Landscape Supply, Inc.	2.1

Top Ten as a Group	24.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2019

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 16.1%
Churchill Downs, Inc.	4,471	$450,900
Chuy’s Holdings, Inc.*	12,265	243,951
Dave & Buster’s Entertainment, Inc.[1]	8,738	496,668
Five Below, Inc.*	6,746	987,547
Fox Factory Holding Corp.*,1	9,424	731,302
Grand Canyon Education, Inc.*	8,699	1,008,127
Lithia Motors, Inc., Class A	2,600	295,152
Ollie’s Bargain Outlet Holdings, Inc.*,1	4,307	411,922
Oxford Industries, Inc.	4,544	377,425
Pool Corp.	1,985	364,724
Total Consumer Discretionary		5,367,718
Consumer Staples - 1.7%
Performance Food Group Co.*	9,058	370,925
PriceSmart, Inc.[1]	3,596	215,077
Total Consumer Staples		586,002
Energy - 1.2%
Matador Resources Co.*,1	19,633	386,574
Financials - 7.0%
Ameris Bancorp	12,965	472,704
Encore Capital Group, Inc.*,1	8,434	238,345
Heritage Insurance Holdings, Inc.	10,554	143,957
Houlihan Lokey, Inc.	7,594	374,536
Pinnacle Financial Partners, Inc.	8,848	513,803
Stifel Financial Corp.	4,673	278,838
Texas Capital Bancshares, Inc.*	1,166	75,475
Union Bankshares Corp.	6,195	226,117
Total Financials		2,323,775
Health Care - 27.4%
Acadia Healthcare Co., Inc.*,1	5,892	188,662
Aimmune Therapeutics, Inc.*,1	16,528	332,874
Amicus Therapeutics, Inc.*	36,430	485,976
Amneal Pharmaceuticals, Inc.*,1	22,497	289,536
AtriCure, Inc.*	14,940	448,499
Biohaven Pharmaceutical Holding Co., Ltd.*	8,707	521,114
Bruker Corp.	7,790	300,694
Cardiovascular Systems, Inc.*	16,193	575,499
Catalent, Inc.*	14,522	650,876
Dova Pharmaceuticals, Inc.*,1	13,690	125,948
Global Blood Therapeutics, Inc.*,1	8,509	471,399
Globus Medical, Inc., Class A*	12,808	577,513

	Shares	Value
GW Pharmaceuticals PLC, ADR (United Kingdom)*	2,218	$375,530
ICU Medical, Inc.*	2,474	562,835
LHC Group, Inc.*	3,552	394,663
Medidata Solutions, Inc.*,1	6,798	614,131
Portola Pharmaceuticals, Inc.*,1	10,557	372,662
Retrophin, Inc.*,1	12,114	231,135
Syneos Health, Inc.*,1	12,004	563,348
Vericel Corp.*,1	18,090	307,349
Wright Medical Group NV (Netherlands)*	14,258	421,609
Zogenix, Inc.*,1	8,383	326,853
Total Health Care		9,138,705
Industrials - 16.7%
AAR Corp.	12,227	412,906
Dycom Industries, Inc.*,1	3,037	150,605
Exponent, Inc.	12,459	705,428
Forrester Research, Inc.	9,160	465,878
Healthcare Services Group, Inc.[1]	7,305	247,274
JELD-WEN Holding, Inc.*	7,250	143,187
John Bean Technologies Corp.[1]	4,328	475,171
Knight-Swift Transportation Holdings, Inc.[1]	7,276	242,655
Ritchie Bros. Auctioneers, Inc. (Canada)	15,305	532,461
SiteOne Landscape Supply, Inc.*,1	10,395	699,583
Spartan Motors, Inc.	31,339	291,453
Sun Hydraulics Corp.	5,171	270,650
Thermon Group Holdings, Inc.*	13,410	345,844
Woodward, Inc.	5,491	597,970
Total Industrials		5,581,065
Information Technology - 22.5%
Bottomline Technologies, Inc.*	5,834	295,025
Cabot Microelectronics Corp.	3,124	394,405
Entegris, Inc.	10,149	414,688
EPAM Systems, Inc.*	4,011	719,413
ExlService Holdings, Inc.*	4,627	274,844
HubSpot, Inc.*,1	4,349	802,347
MACOM Technology Solutions Holdings, Inc.*	9,753	135,469
Mimecast, Ltd. (Jersey)*	15,498	798,302
Paylocity Holding Corp.*	8,776	847,323
Power Integrations, Inc.	4,669	368,945
Rapid7, Inc.*	15,480	841,183
Rogers Corp.*	3,568	597,711
Silicon Laboratories, Inc.*	4,801	516,876

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 22.5% (continued)
Virtusa Corp.*	9,017	$500,894
Total Information Technology		7,507,425
Materials - 3.0%
Balchem Corp.	6,357	645,299
PolyOne Corp.	12,769	352,935
Total Materials		998,234
Real Estate - 3.0%
QTS Realty Trust, Inc., Class A, REIT	11,592	525,697
STAG Industrial, Inc., REIT	16,262	468,021
Total Real Estate		993,718
Total Common Stocks (Cost $24,268,042)		32,883,216
	Principal Amount
Short-Term Investments - 3.3%
Joint Repurchase Agreements - 1.6%[2]
JP Morgan Securities LLC, dated 04/30/19, due 05/01/19, 2.750% total to be received $538,885 (collateralized by various U.S. Treasuries, 2.125% - 2.250%, 09/30/21 - 04/30/24, totaling $549,621)	$538,844	538,844

	Shares	Value
Other Investment Companies - 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	181,205	$181,205
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	181,206	181,206
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	186,697	186,697
Total Other Investment Companies		549,108
Total Short-Term Investments (Cost $1,087,952)		1,087,952
Total Investments - 101.9% (Cost $25,355,994)		33,971,168
Other Assets, less Liabilities - (1.9)%		(633,683)
Net Assets - 100.0%		$33,337,485

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $7,131,065 or 21.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$32,883,216	—	—	$32,883,216
Short-Term Investments
Joint Repurchase Agreements	—	$538,844	—	538,844
Other Investment Companies	549,108	—	—	549,108

Total Investments in Securities	$33,432,324	$538,844	—	$33,971,168

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Core Bond ESG Fund
Fund Snapshots (unaudited)
April 30, 2019

PORTFOLIO BREAKDOWN

Category	% of Net Assets
U.S. Government and Agency Obligations	47.0
Corporate Bonds and Notes	41.6
Municipal Bonds	8.4
Short-Term Investments	1.4
Other Assets Less Liabilities	1.6

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	48.5
Aaa	1.3
Aa	16.9
A	21.8
Baa	11.5

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
United States Treasury Notes, 2.000%, 11/30/22	5.3
United States Treasury Bonds, 4.500%, 02/15/36	4.0
FNMA, 4.500%, 06/01/41	2.7
FNMA, 4.000%, 12/01/33	2.6
FNMA, 4.500%, 04/01/39	2.6
FNMA, 4.500%, 04/01/39	2.6
FNMA, 5.000%, 02/01/34	2.5
FNMA, 4.500%, 06/01/46	2.3
United States Treasury Notes, 6.250%, 08/15/23	2.2
FNMA, 5.000%, 08/01/40	2.1

Top Ten as a Group	28.9

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

8

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2019

	Principal Amount	Value
Corporate Bonds and Notes—41.6%
Financials—17.4%
Aircastle, Ltd. 4.125%, 05/01/24	$3,421,000	$3,431,571
American Tower Corp. 3.375%, 10/15/26	1,809,000	1,785,958
Bank of America Corp., MTN 3.875%, 08/01/25	3,911,000	4,051,629
Berkshire Hathaway, Inc. 3.125%, 03/15/26	3,480,000	3,501,989
Citigroup, Inc. (3 month LIBOR + 1.023%) 4.044%, 06/01/24[1]	3,852,000	3,978,110
The Goldman Sachs Group, Inc. 3.500%, 11/16/26	3,500,000	3,453,756
Host Hotels & Resorts, LP Series C 4.750%, 03/01/23	2,654,000	2,779,724
JPMorgan Chase & Co. 2.950%, 10/01/26	2,435,000	2,385,167
Morgan Stanley, GMTN 5.500%, 07/28/21	2,122,000	2,240,645
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	2,313,000	2,357,164
Simon Property Group LP 3.300%, 01/15/26	2,320,000	2,339,302
US Bancorp, MTN 2.950%, 07/15/22	4,546,000	4,571,636
Visa, Inc., MTN 3.150%, 12/14/25	2,890,000	2,934,923
Total Financials		39,811,574
Industrials—24.2%
Advocate Health & Hospitals Corp. 4.272%, 08/15/48	2,235,000	2,342,702
AT&T, Inc. 4.250%, 03/01/27	4,424,000	4,596,351
Automatic Data Processing, Inc. 3.375%, 09/15/25	3,366,000	3,476,726
Burlington Northern Santa Fe LLC 6.150%, 05/01/37	2,213,000	2,839,510
CVS Health Corp. 5.125%, 07/20/45	2,153,000	2,143,819
Exelon Corp. 3.400%, 04/15/26	995,000	998,483
Fidelity National Information Services, Inc. 5.000%, 10/15/25	2,115,000	2,303,675

	Principal Amount	Value
The George Washington University Series 2018 4.126%, 09/15/48	$3,379,000	$3,557,233
Georgia-Pacific LLC 8.000%, 01/15/24	1,810,000	2,207,642
HCA, Inc. 5.000%, 03/15/24	2,719,000	2,881,609
International Paper Co. 3.000%, 02/15/27	4,280,000	4,109,437
Kaiser Foundation Hospitals 3.150%, 05/01/27	2,348,000	2,344,901
McDonald’s Corp., MTN 3.700%, 01/30/26	2,830,000	2,913,216
Microsoft Corp. 3.750%, 02/12/45	2,898,000	2,930,154
Oracle Corp. 3.800%, 11/15/37	2,305,000	2,289,974
RELX Capital, Inc. 4.000%, 03/18/29	2,270,000	2,320,052
Rockwell Automation, Inc. 3.500%, 03/01/29	2,248,000	2,305,571
Verizon Communications, Inc. 3.875%, 02/08/29	4,510,000	4,670,680
Walmart, Inc. 4.050%, 06/29/48	1,673,000	1,762,631
The Walt Disney Co., MTN 2.950%, 06/15/27	2,390,000	2,389,872
Total Industrials		55,384,238
Total Corporate Bonds and Notes (Cost $94,563,234)		95,195,812
Municipal Bonds—8.4%
Los Angeles Unified School District School Improvements 5.750%, 07/01/34	3,155,000	3,912,799
State of California 7.550%, 04/01/39	3,005,000	4,597,830
University of California 3.349%, 07/01/29	2,830,000	2,881,563
New Jersey Transportation Trust Fund Authority 5.754%, 12/15/28	2,520,000	2,806,373
Metropolitan Transportation Authority 6.687%, 11/15/40	2,025,000	2,722,633
JobsOhio Beverage System 4.532%, 01/01/35	2,090,000	2,346,506
Total Municipal Bonds (Cost $18,969,833)		19,267,704

The accompanying notes are an integral part of these financial statements.

9

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations—47.0%
Fannie Mae—27.5%
FNMA
3.000%, 09/01/46 to 11/01/46	$3,267,809	$3,235,932
3.500%, 03/01/30 to 02/01/46	7,584,049	7,739,460
4.000%, 12/01/33 to 02/01/47	13,173,501	13,726,243
4.500%, 04/01/39 to 06/01/46	25,166,755	26,665,441
5.000%, 02/01/34 to 08/01/40	10,758,620	11,561,679
Total Fannie Mae		62,928,755
Freddie Mac—7.0%
FHLMC Gold Pool
3.000%, 06/01/43	362,207	359,968
3.500%, 07/01/32 to 05/01/44	2,918,895	2,987,254
4.000%, 05/01/26	188,064	194,857
5.000%, 01/01/40 to 07/01/44	5,273,758	5,698,172
FHLMC Multifamily Structured Pass Through Certificates
Series K071, Class A2 3.286%, 11/25/27	3,243,000	3,330,872
Series K062, Class A2 3.413%, 12/25/26	513,000	532,116
Series K063, Class A2 3.430%, 01/25/27[2]	2,950,000	3,063,206
Total Freddie Mac		16,166,445
U.S. Treasury Obligations—12.5%
United States Treasury Notes 1.750%, 03/31/22	2,307,000	2,275,549

	Principal Amount	Value
United States Treasury Notes
2.000%, 11/30/22	$12,121,000	$12,015,888
6.250%, 08/15/23	4,349,000	5,050,701
United States Treasury Bonds 4.500%, 02/15/36	7,361,000	9,182,848
Total U.S. Treasury Obligations		28,524,986
Total U.S. Government and Agency Obligations (Cost $108,801,253)		107,620,186

	Shares
Short-Term Investments—1.4%
Other Investment Companies—1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	1,037,635	1,037,635
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	1,037,636	1,037,636
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	1,069,080	1,069,080
Total Short-Term Investments (Cost $3,144,351)		3,144,351
Total Investments—98.4% (Cost $225,478,671)		225,228,053
Other Assets, less Liabilities—1.6%		3,569,933
Net Assets—100.0%		$228,797,986

[1]	Variable rate security. The rate shown is based on the latest available information as of April 30, 2019.
[2]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

The accompanying notes are an integral part of these financial statements.

10

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$95,195,812	—	$95,195,812
Municipal Bonds	—	19,267,704	—	19,267,704
U.S. Government and Agency Obligations†	—	107,620,186	—	107,620,186
Short-Term Investments
Other Investment Companies	$3,144,351	—	—	3,144,351

Total Investments in Securities	$3,144,351	$222,083,702	—	$225,228,053

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Trilogy Emerging Wealth Equity Fund
Fund Snapshots (unaudited)
April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Consumer Discretionary	32.1
Financials	26.7
Information Technology	9.6
Communication Services	9.2
Consumer Staples	9.1
Health Care	4.7
Materials	3.1
Industrials	2.7
Short-Term Investments	4.5
Other Assets Less Liabilities	(1.7)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Alibaba Group Holding, Ltd., Sponsored ADR (China)	6.3
Sands China, Ltd. (Macau)	5.3
Ping An Insurance Group Co. of China, Ltd., Class H (China)	5.2
Infineon Technologies AG (Germany)	4.8
HDFC Bank, Ltd., ADR (India)	4.6
Sberbank of Russia PJSC, Sponsored ADR (Russia)	4.3
Tencent Holdings, Ltd. (China)	4.0
QUALCOMM, Inc.	3.9
AIA Group, Ltd. (Hong Kong)	3.8
Yum China Holdings, Inc. (China)	3.5

Top Ten as a Group	45.7

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

12

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2019

	Shares	Value
Common Stocks—97.2%
Communication Services—9.2%
Baidu, Inc., Sponsored ADR (China)*	10,841	$1,802,100
Bharti Infratel, Ltd. (India)	59,300	223,901
iQIYI, Inc., ADR (Cayman Islands)*,1	30,393	671,989
MultiChoice Group, Ltd. (South Africa)*	32,198	289,118
Tencent Holdings, Ltd. (China)	76,600	3,775,435
Tencent Music Entertainment Group, ADR (Cayman Islands)*,1	13,959	240,095
The Walt Disney Co. (United States)	1,911	261,750
Zee Entertainment Enterprises, Ltd. (India)	228,448	1,421,179
Total Communication Services		8,685,567
Consumer Discretionary—32.1%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*,1	32,211	5,977,395
Booking Holdings, Inc. (United States)*	345	639,972
Ctrip.com International, Ltd., ADR (China)*	68,945	3,037,027
Eicher Motors, Ltd. (India)	4,660	1,365,120
Hermes International (France)	475	334,195
Huazhu Group Ltd., ADR (China)[1]	14,281	605,514
LVMH Moet Hennessy Louis Vuitton SE (France)	3,035	1,191,598
MakeMyTrip, Ltd. (India)*	42,579	1,073,417
Maruti Suzuki India, Ltd. (India)	17,588	1,685,273
Moncler SpA (Italy)	17,382	714,651
Naspers, Ltd., N Shares (South Africa)	2,498	642,612
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	12,458	1,189,241
NIKE, Inc., Class B (United States)	3,316	291,244
Samsonite International, S.A. (United States)[2]	849,600	2,436,635
Sands China, Ltd. (Macau)	898,800	4,947,140
Starbucks Corp. (United States)	2,976	231,176
Tiffany & Co. (United States)[1]	5,551	598,509
Yum China Holdings, Inc. (China)	70,074	3,331,318
Total Consumer Discretionary		30,292,037
Consumer Staples—9.1%
Kimberly-Clark de Mexico, SAB de CV, Class A (Mexico)	119,700	206,722
Kweichow Moutai Co., Ltd., Class A (China)	13,793	1,994,599
LG Household & Health Care, Ltd. (South Korea)	2,329	2,837,949
Shoprite Holdings, Ltd. (South Africa)	80,600	972,923
Unilever, N.V. (United Kingdom)	2,989	180,849
Wal-Mart de Mexico, SAB de CV (Mexico)	353,500	1,038,623
Wuliangye Yibin Co., Ltd., Class A (China)	88,503	1,344,296
Total Consumer Staples		8,575,961

	Shares	Value
Financials—26.7%
AIA Group, Ltd. (Hong Kong)	353,000	$3,614,521
Bank Mandiri Persero Tbk PT (Indonesia)*	1,262,400	687,761
China Construction Bank Corp., Class H (China)	1,859,900	1,639,624
China Merchants Bank Co., Ltd., Class H (China)	331,500	1,640,596
Credicorp, Ltd. (Peru)	854	202,312
Grupo Financiero Banorte, S.A.B de CV (Mexico)	316,300	2,004,138
HDFC Bank, Ltd., ADR (India)	37,868	4,341,566
Kotak Mahindra (India)	70,321	1,402,411
Noah Holdings, Ltd., ADR (China)*,1	13,364	726,200
Ping An Insurance Group Co. of China, Ltd., Class H (China)	407,500	4,932,651
Sberbank of Russia PJSC, Sponsored ADR (Russia)	280,351	4,018,528
Total Financials		25,210,308
Health Care—4.7%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	502,291	2,200,184
CSPC Pharmaceutical Group, Ltd. (China)	114,000	220,046
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	7,200	70,349
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	43,680	426,783
Novo Nordisk A/S, Class B (Denmark)	11,229	550,160
Ping An Healthcare and Technology Co., Ltd. (China)*,1,2	120,000	588,728
Yunnan Baiyao Group Co., Ltd., Class A (China)	30,257	397,818
Total Health Care		4,454,068
Industrials—2.7%
Copa Holdings, S.A., Class A (Panama)	8,771	730,274
FANUC Corp. (Japan)	7,800	1,465,429
Havells India, Ltd. (India)	35,971	400,552
Total Industrials		2,596,255
Information Technology—9.6%
Infineon Technologies AG (Germany)	190,495	4,515,813
Mastercard, Inc., Class A (United States)	3,131	796,025
QUALCOMM, Inc. (United States)	43,036	3,706,691
Total Information Technology		9,018,529
Materials—3.1%
Asian Paints, Ltd. (India)	50,574	1,063,896
Chr Hansen Holding A/S (Denmark)	11,174	1,141,771
Novozymes A/S (Denmark)	15,250	711,799
Total Materials		2,917,466
Total Common Stocks (Cost $78,039,354)		91,750,191

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments—4.5%
Joint Repurchase Agreements—1.9%[3]
BNP Paribas SA, dated 04/30/19, due 05/01/19, 2.700% total to be received $814,620 (collateralized by various U.S. Treasuries, 0.000% - 8.750%, 05/21/19 - 09/09/49, totaling $830,850)	$814,559	$814,559
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $1,000,076 (collateralized by various U.S. Government Agency Obligations, 2.652% - 7.000%, 04/01/34 - 04/20/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		1,814,559

	Shares
Other Investment Companies—2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[4]	816,271	816,271

	Shares	Value
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[4]	816,271	$816,271
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[4]	841,006	841,006
Total Other Investment Companies		2,473,548
Total Short-Term Investments (Cost $4,288,107)		4,288,107
Total Investments—101.7% (Cost $82,327,461)		96,038,298
Other Assets, less Liabilities—(1.7)%		(1,637,710)
Net Assets—100.0%		$94,400,588

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $8,870,521 or 9.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2019, the value of these securities amounted to $3,025,363 or 3.2% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR    American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$16,974,813	$13,317,224	—	$30,292,037
Financials	7,274,216	17,936,092	—	25,210,308
Information Technology	4,502,716	4,515,813	—	9,018,529
Communication Services	3,265,052	5,420,515	—	8,685,567
Consumer Staples	1,245,345	7,330,616	—	8,575,961
Health Care	—	4,454,068	—	4,454,068
Materials	—	2,917,466	—	2,917,466
Industrials	730,274	1,865,981	—	2,596,255
Short-Term Investments
Joint Repurchase Agreements	—	1,814,559	—	1,814,559
Other Investment Companies	2,473,548	—	—	2,473,548
Total Investments in Securities	$36,465,964	$59,572,334	—	$96,038,298

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
Cayman Islands	1.0
China	39.1
Denmark	2.6
France	1.7
Germany	4.9
Hong Kong	3.9
India	14.1
Indonesia	0.8
Italy	0.8
Japan	1.6
Macau	5.4

Country	% of Long-Term Investments
Mexico	3.5
Panama	0.8
Peru	0.2
Russia	4.4
South Africa	2.1
South Korea	3.1
United Kingdom	0.2
United States	9.8

100.0

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Trilogy Emerging Markets Equity Fund
Fund Snapshots (unaudited)
April 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Financials	28.0
Consumer Discretionary	21.0
Information Technology	15.3
Communication Services	11.0
Consumer Staples	9.3
Industrials	4.9
Health Care	3.9
Energy	2.8
Materials	2.5
Real Estate	0.4
Short-Term Investments	5.0
Other Assets Less Liabilities	(4.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Alibaba Group Holding, Ltd., Sponsored ADR (China)	5.4
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.9
Samsung Electronics Co., Ltd. (South Korea)	4.2
Baidu, Inc., Sponsored ADR (China)	3.4
Naspers, Ltd., N Shares (South Africa)	3.3
Tencent Holdings, Ltd. (China)	3.0
Sberbank of Russia PJSC, Sponsored ADR (Russia)	2.9
Ping An Insurance Group Co. of China, Ltd., Class H (China)	2.7
Banco Bradesco, S.A., ADR (Brazil)	2.1
Kweichow Moutai Co., Ltd., Class A (China)	2.0

Top Ten as a Group	33.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

16

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
April 30, 2019

	Shares	Value
Common Stocks—99.1%
Communication Services—11.0%
Baidu, Inc., Sponsored ADR (China)*	39,120	$6,502,918
Bharti Infratel, Ltd. (India)	90,099	340,190
iQIYI, Inc., ADR (Cayman Islands)*,1	78,688	1,739,792
MultiChoice Group, Ltd. (South Africa)*	128,573	1,154,506
NetEase, Inc., ADR (China)	5,856	1,666,208
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	3,383,347	900,942
Tencent Holdings, Ltd. (China)	115,300	5,682,867
Tencent Music Entertainment Group, ADR (Cayman Islands)*,1	73,792	1,269,222
Zee Entertainment Enterprises, Ltd. (India)	293,907	1,828,401
Total Communication Services		21,085,046
Consumer Discretionary—21.0%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*,[1]	55,791	10,353,136
Ctrip.com International, Ltd., ADR (China)*	55,926	2,463,540
Feng TAY Enterprise Co., Ltd. (Taiwan)	363,600	2,948,267
Hanon Systems (South Korea)	148,299	1,594,637
MakeMyTrip, Ltd. (India)*	50,043	1,261,584
Maruti Suzuki India, Ltd. (India)	12,344	1,182,796
Midea GroupCo. Ltd., Class A (China)	155,200	1,208,293
Mr Price Group, Ltd. (South Africa)[1]	47,620	721,687
Naspers, Ltd., N Shares (South Africa)	24,359	6,266,366
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	19,589	1,869,966
Sands China, Ltd. (Macau)	580,847	3,197,075
Shanghai Jinjiang International Hotels Development Co., Ltd. (China)	186,100	745,793
Shenzhou International Group Holdings, Ltd. (Cayman Islands)	201,800	2,712,359
Yum China Holdings, Inc. (China)	76,774	3,649,836
Total Consumer Discretionary		40,175,335
Consumer Staples—9.3%
Bid Corp., Ltd. (South Africa)	114,980	2,430,790
BIM Birlesik Magazalar AS (Turkey)	86,090	1,198,239
Fomento Economico Mexicano, S.A.B de CV (Mexico)	140,487	1,373,023
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	304,200	1,402,057
Kweichow Moutai Co., Ltd., Class A (China)	26,300	3,803,230
LG Household & Health Care, Ltd. (South Korea)	1,725	2,101,959
Uni-President Enterprises Corp. (Taiwan)	422,000	1,002,958
Wal-Mart de Mexico, SAB de CV (Mexico)	745,500	2,190,363

	Shares	Value
Wuliangye Yibin Co., Ltd., Class A (China)	142,400	$2,162,953
Total Consumer Staples		17,665,572
Energy—2.8%
China Petroleum & Chemical Corp., ADR (China)	14,911	1,144,270
Novatek PJSC, Sponsored GDR (Russia)	11,701	2,257,447
Reliance Industries, Ltd. (India)	96,800	1,939,240
Total Energy		5,340,957
Financials—28.0%
AIA Group, Ltd. (Hong Kong)	324,200	3,319,625
Banco Bradesco, S.A., ADR (Brazil)	436,959	3,958,849
Banco de Chile, ADR (Chile)[1]	44,156	1,298,186
Bancolombia, S.A., Sponsored ADR (Colombia)[1]	35,885	1,820,087
Bank Mandiri Persero Tbk PT (Indonesia)*	2,559,800	1,394,590
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	8,328,335	2,560,591
BB Seguridade Participacoes, S.A. (Brazil)	112,035	812,026
BDO Unibank, Inc. (Philippines)	493,781	1,271,278
China Construction Bank Corp., Class H (China)	2,025,000	1,785,171
Credicorp, Ltd. (Peru)	13,493	3,196,492
Dongbu Insurance Co., Ltd. (South Korea)	22,600	1,323,323
FirstRand, Ltd. (South Africa)	526,364	2,504,986
Grupo Financiero Banorte, S.A.B de CV (Mexico)	459,400	2,910,848
HDFC Bank, Ltd., ADR (India)	15,229	1,746,005
Housing Development Finance Corp., Ltd. (India)	118,033	3,386,235
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	375,276	3,246,137
Kasikornbank PCL (Thailand)	285,100	1,703,190
Noah Holdings, Ltd., ADR (China)*,1	22,437	1,219,227
OTP Bank Plc (Hungary)	49,809	2,215,055
Ping An Insurance Group Co. of China, Ltd., Class H (China)	435,000	5,265,529
Sberbank of Russia PJSC, Sponsored ADR (Russia)	381,910	5,474,266
Shinhan Financial Group Co., Ltd. (South Korea)	27,191	1,027,681
Total Financials		53,439,377
Health Care—3.9%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	506,900	2,220,372
Fleury, S.A. (Brazil)	342,118	1,811,321
Odontoprev, S.A. (Brazil)	457,606	1,965,287
Osstem Implant Co., Ltd. (South Korea)*	14,932	740,255
Richter Gedeon Nyrt (Hungary)	37,183	737,775
Total Health Care		7,475,010

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—4.9%
Adani Ports & Special Economic Zone, Ltd. (India)	290,309	$1,639,917
The Bidvest Group, Ltd. (South Africa)	83,958	1,277,010
Copa Holdings, S.A., Class A (Panama)	18,268	1,520,994
Doosan Bobcat, Inc. (South Korea)	46,123	1,264,732
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	98,820	1,001,349
Shanghai International Airport Co., Ltd., Class A (China)	247,669	2,600,308
Total Industrials		9,304,310
Information Technology—15.3%
Delta Electronics, Inc. (Taiwan)	406,720	2,146,702
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (China)	131,200	638,066
Hon Hai Precision Industry Co., Ltd. (Taiwan)	820,224	2,309,200
Infosys, Ltd., Sponsored ADR (India)[1]	109,937	1,182,922
Pagseguro Digital, Ltd., Class A (Brazil)*	24,814	646,653
Samsung Electronics Co., Ltd. (South Korea)	207,167	8,145,232
SK Hynix, Inc. (South Korea)	50,192	3,396,532
Sunny Optical Technology Group Co., Ltd. (Cayman Islands)	110,700	1,354,205
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,106,632	9,291,318
Total Information Technology		29,110,830
Materials—2.5%
Grasim Industries, Ltd. (India)	42,913	556,106
Grupo Mexico, S.A.B de CV (Mexico)	490,600	1,440,144
Industrias Penoles, S.A.B de CV (Mexico)	69,805	802,706
LG Chem, Ltd. (South Korea)	6,663	2,066,887
Total Materials		4,865,843
Real Estate—0.4%
Emaar Malls PJSC (United Arab Emirates)	1,566,234	743,280
Total Common Stocks (Cost $155,159,779)		189,205,560

	Principal Amount
Short-Term Investments—5.0%
Joint Repurchase Agreements—2.7%[2]
BNP Paribas SA, dated 04/30/19, due 05/01/19, 2.700% total to be received $250,837 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.750%, 05/21/19 - 09/09/49, totaling $255,834)	$250,818	250,818

	Principal Amount	Value
Cantor Fitzgerald Securities, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,192,856 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 05/15/19 - 03/20/69, totaling $1,216,620)	$1,192,765	$1,192,765
Citigroup Global Markets, Inc., dated 04/30/19, due 05/01/19, 2.770% total to be received $1,192,857 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.250% - 8.500%, 05/25/19 - 04/20/69, totaling $1,216,620)	1,192,765	1,192,765
HSBC Securities, Inc., dated 04/30/19, due 05/01/19, 2.760% total to be received $1,192,856 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 3.000% - 5.000%, 03/01/30 - 12/01/48, totaling $1,216,620)	1,192,765	1,192,765
RBC Dominion Securities, Inc., dated 04/30/19, due 05/01/19, 2.720% total to be received $1,192,855 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.652% - 7.000%, 04/01/34 - 04/20/49, totaling $1,216,620)	1,192,765	1,192,765
Total Joint Repurchase Agreements		5,021,878

	Shares
Other Investment Companies—2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.33%[3]	1,467,520	1,467,520
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	1,467,520	1,467,520
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.38%[3]	1,511,990	1,511,990
Total Other Investment Companies		4,447,030
Total Short-Term Investments (Cost $9,468,908)		9,468,908
Total Investments—104.1% (Cost $164,628,687)		198,674,468
Other Assets, less Liabilities—(4.1)%		(7,868,064)
Net Assets—100.0%		$190,806,404

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $17,773,433 or 9.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the April 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$21,531,180	$31,908,197	—	$53,439,377
Consumer Discretionary	19,598,062	20,577,273	—	40,175,335
Information Technology	1,829,575	27,281,255	—	29,110,830
Communication Services	12,332,646	8,752,400	—	21,085,046
Consumer Staples	4,761,625	12,903,947	—	17,665,572
Industrials	2,522,343	6,781,967	—	9,304,310
Health Care	3,776,608	3,698,402	—	7,475,010
Energy	1,144,270	4,196,687	—	5,340,957
Materials	2,242,850	2,622,993	—	4,865,843
Real Estate	—	743,280	—	743,280
Short-Term Investments
Joint Repurchase Agreements	—	5,021,878	—	5,021,878
Other Investment Companies	4,447,030	—	—	4,447,030

Total Investments in Securities	$74,186,189	$124,488,279	—	$198,674,468

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2019, there were no transfers in or out of Level 3.

Country	% of Long-Term Investments
Brazil	6.6
Cayman Islands	3.7
Chile	0.7
China	29.8
Colombia	1.0
Hong Kong	1.7
Hungary	1.6
India	8.0
Indonesia	2.6
Macau	1.7
Mexico	5.1
Panama	0.8

Country	% of Long-Term Investments
Peru	1.7
Philippines	0.7
Russia	4.1
South Africa	7.6
South Korea	11.4
Taiwan	9.3
Thailand	0.9
Turkey	0.6
United Arab Emirates	0.4

100.0

The accompanying notes are an integral part of these financial statements.

19

Statement of Assets and Liabilities (unaudited)
April 30, 2019

	AMG GW&K U.S. Small Cap Growth Fund	AMG GW&K Core Bond ESG Fund	AMG GW&K Trilogy Emerging Wealth Equity Fund	AMG GW&K Trilogy Emerging Markets Equity Fund
Assets:
Investments at value[1] (including securities on loan valued at $7,131,065, $0, $8,870,521, and $17,773,433, respectively)	$33,971,168	$225,228,053	$96,038,298	$198,674,468
Foreign currency[3]	—	—	427,800	1,239,688
Receivable for investments sold	209,400	2,322,469	—	1,744,251
Dividend, interest and other receivables	7,198	1,687,787	58,399	247,783
Receivable for Fund shares sold	1,907	33,857	749,769	111,222
Receivable from affiliate	9,144	14,132	—	—
Prepaid expenses and other assets	24,729	28,784	31,982	30,562
Total assets	34,223,546	229,315,082	97,306,248	202,047,974
Liabilities:
Payable upon return of securities loaned	538,844	—	1,814,559	5,021,878
Payable for investments purchased	263,885	—	840,807	3,393,778
Payable for Fund shares repurchased	22,383	340,334	113,963	2,639,889
Payable for foreign capital gains tax	—	—	31,161	—
Accrued expenses:
Investment advisory and management fees	18,819	56,628	41,125	85,466
Administrative fees	4,033	28,314	11,216	23,309
Distribution fees	4,271	131	458	104
Shareholder service fees	3,158	15,493	532	1,295
Other	30,668	76,196	51,839	75,851
Total liabilities	886,061	517,096	2,905,660	11,241,570
Net Assets	$33,337,485	$228,797,986	$94,400,588	$190,806,404
[1] Investments at cost	$25,355,994	$225,478,671	$82,327,461	$164,628,687
[3] Foreign currency at cost	—	—	$433,190	$1,236,638

The accompanying notes are an integral part of these financial statements.

20

Statement of Assets and Liabilities (continued)

	AMG GW&K U.S. Small Cap Growth Fund	AMG GW&K Core Bond ESG Fund	AMG GW&K Trilogy Emerging Wealth Equity Fund	AMG GW&K Trilogy Emerging Markets Equity Fund
Net Assets Represent:
Paid-in capital	$24,329,127	$234,856,171	$77,618,777	$168,626,904
Distributable earnings (loss)	9,008,358	(6,058,185)	16,781,811	22,179,500
Net Assets	$33,337,485	$228,797,986	$94,400,588	$190,806,404
Class N:
Net Assets	$24,947,279	$642,124	$2,279,521	$500,812
Shares outstanding	6,754,882	63,813	183,241	49,894
Net asset value, offering and redemption price per share	$3.69	$10.06	$12.44	$10.04
Class I:
Net Assets	$8,216,918	$225,082,451	$3,192,390	$22,233,260
Shares outstanding	1,717,582	22,368,607	254,984	2,223,948
Net asset value, offering and redemption price per share	$4.78	$10.06	$12.52	$10.00
Class Z:
Net Assets	$173,288	$3,073,411	$88,928,677	$168,072,332
Shares outstanding	36,136	305,598	7,130,056	16,891,808
Net asset value, offering and redemption price per share	$4.80	$10.06	$12.47	$9.95

The accompanying notes are an integral part of these financial statements.

21

Statement of Operations (unaudited)
For the six months ended April 30, 2019

	AMG GW&K U.S. Small Cap Growth Fund	AMG GW&K Core Bond ESG Fund	AMG GW&K Trilogy Emerging Wealth Equity Fund	AMG GW&K Trilogy Emerging Markets Equity Fund
Investment Income:
Dividend income	$88,960	$34,423	$444,448	$1,515,819
Interest income	—	3,542,495	138	—
Securities lending income	6,110	—	12,605	21,586
Foreign withholding tax	(867)	—	(25,084)	(138,320)
Total investment income	94,203	3,576,918	432,107	1,399,085
Expenses:
Investment advisory and management fees	109,336	351,545	205,427	448,341
Administrative fees	23,429	175,773	56,025	122,275
Distribution fees—Class N	24,002	714	2,537	464
Shareholder servicing fees—Class N	13,915	428	1,522	279
Shareholder servicing fees—Class I	3,759	89,353	1,424	7,498
Registration fees	23,162	25,165	28,444	26,036
Professional fees	13,578	30,279	21,559	25,144
Custodian fees	8,395	17,908	34,967	55,072
Transfer agent fees	3,297	12,199	1,161	2,039
Reports to shareholders	3,292	20,427	4,929	8,878
Trustee fees and expenses	1,442	10,718	2,946	6,497
Miscellaneous	14,018	6,453	2,115	2,607
Repayment of prior reimbursements	—	—	14,028	—
Total expenses before offsets	241,625	740,962	377,084	705,130
Expense reimbursements	(46,699)	(85,819)	—	—
Expense reductions	(7,002)	—	—	—
Net expenses	187,924	655,143	377,084	705,130
Net investment income (loss)	(93,721)	2,921,775	55,023	693,955
Net Realized and Unrealized Gain:
Net realized gain (loss) on investments	803,868	(2,035,919)	3,241,416	(2,834,913)
Net realized loss on foreign currency transactions	—	—	(39,089)	(58,657)
Net change in unrealized appreciation/depreciation on investments	2,666,106	11,413,356	15,024,429	29,742,522
Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	(28,976)	2,448
Net realized and unrealized gain	3,469,974	9,377,437	18,197,780	26,851,400
Net increase in net assets resulting from operations	$3,376,253	$12,299,212	$18,252,803	$27,545,355

The accompanying notes are an integral part of these financial statements.

22

Statements of Changes in Net Assets
For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG GW&K U.S. Small Cap Growth Fund		AMG GW&K Core Bond ESG Fund
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$(93,721)	$(240,628)	$2,921,775	$6,582,045
Net realized gain (loss) on investments	803,868	5,691,728	(2,035,919)	(1,658,735)
Net change in unrealized appreciation/depreciation on investments	2,666,106	(4,046,445)	11,413,356	(12,727,480)
Net increase (decrease) in net assets resulting from operations	3,376,253	1,404,655	12,299,212	(7,804,170)
Distributions to Shareholders:
Class N	(4,243,943)	(3,811,310)	(6,168)	(6,701)
Class I	(946,962)	(1,248,740)	(2,873,418)	(6,491,282)
Class Z	(21,756)	(18,241)	(45,860)	(121,411)
Total distributions to shareholders	(5,212,661)	(5,078,291)	(2,925,446)	(6,619,394)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	876,310	1,359,286	(50,877,758)	(46,865,335)
Total decrease in net assets	(960,098)	(2,314,350)	(41,503,992)	(61,288,899)
Net Assets:
Beginning of period	34,297,583	36,611,933	270,301,978	331,590,877
End of period	$33,337,485	$34,297,583	$228,797,986	$270,301,978

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

23

Statements of Changes in Net Assets (continued)
For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018

	AMG GW&K Trilogy Emerging Wealth Equity Fund		AMG GW&K Trilogy Emerging Markets Equity Fund
	April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$55,023	$599,084	$693,955	$2,324,220
Net realized gain (loss) on investments	3,202,327	2,832,808	(2,893,570)	5,101,177
Net change in unrealized appreciation/depreciation on investments	14,995,453	(15,165,726)	29,744,970	(30,255,989)
Net increase (decrease) in net assets resulting from operations	18,252,803	(11,733,834)	27,545,355	(22,830,592)
Distributions to Shareholders:
Class N	(91,676)	(1,210)	(3,338)	(2,438)
Class I	(88,034)	(76,934)	(214,189)	(26,234)
Class Z	(3,150,911)	(3,581,095)	(2,095,616)	(1,711,909)
Total distributions to shareholders	(3,330,621)	(3,659,239)	(2,313,143)	(1,740,581)
Capital Share Transactions:[1]
Net increase from capital share transactions	14,556,833	19,158,573	20,387,139	36,373,294
Total increase in net assets	29,479,015	3,765,500	45,619,351	11,802,121
Net Assets:
Beginning of period	64,921,573	61,156,073	145,187,053	133,384,932
End of period	$94,400,588	$64,921,573	$190,806,404	$145,187,053

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

24

AMG GW&K U.S. Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class N	(unaudited)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$4.12	$4.68	$3.58	$18.59	$22.07	$24.06
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.03)	(0.03)	(0.06)	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments	0.30	0.19	1.14	(0.62)	(0.62)	0.30
Total income (loss) from investment operations	0.29	0.16	1.11	(0.68)	(0.74)	0.17
Less Distributions to Shareholders from:
Net realized gain on investments	(0.72)	(0.72)	(0.01)	(14.33)	(2.74)	(2.16)
Net Asset Value, End of Period	$3.69	$4.12	$4.68	$3.58	$18.59	$22.07
Total Return[2,3]	11.79%[4]	3.41%	30.91%	(4.39)%	(4.12)%	0.57%
Ratio of net expenses to average net assets	1.20%[5,6]	1.17%[6]	1.23%[6]	1.36%	1.31%	1.31%
Ratio of gross expenses to average net assets[7]	1.52%[5]	1.38%	1.51%	1.39%	1.31%	1.31%
Ratio of net investment loss to average net assets[2]	(0.68)%[5]	(0.70)%	(0.72)%	(0.76)%	(0.58)%	(0.57)%
Portfolio turnover	12%[4]	36%	24%	106%[8]	65%	70%[8,9]
Net assets end of period (000’s) omitted	$24,947	$24,762	$26,671	$30,977	$241,283	$336,350

25

AMG GW&K U.S. Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal years ended October 31,
Class I	(unaudited)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$5.10	$5.61	$4.27	$19.30	$22.76	$24.69
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.03)	(0.02)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	0.41	0.24	1.37	(0.65)	(0.65)	0.30
Total income (loss) from investment operations	0.40	0.21	1.35	(0.70)	(0.72)	0.23
Less Distributions to Shareholders from:
Net realized gain on investments	(0.72)	(0.72)	(0.01)	(14.33)	(2.74)	(2.16)
Net Asset Value, End of Period	$4.78	$5.10	$5.61	$4.27	$19.30	$22.76
Total Return[2,3]	11.70%[4]	3.78%	31.57%	(4.27)%	(3.93)%	0.86%
Ratio of net expenses to average net assets	0.98%[5,6]	0.95%[6]	1.00%[6]	1.11%	1.06%	1.06%
Ratio of gross expenses to average net assets[7]	1.30%[5]	1.16%	1.28%	1.16%	1.06%	1.06%
Ratio of net investment loss to average net assets[2]	(0.46)%[5]	(0.48)%	(0.49)%	(0.53)%	(0.33)%	(0.32)%
Portfolio turnover	12%[4]	36%	24%	106%[8]	65%	70%[8,9]
Net assets end of period (000’s) omitted	$8,217	$9,381	$9,798	$11,032	$307,403	$469,518

26

AMG GW&K U.S. Small Cap Growth Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019	For the fiscal year ended October 31,	For the fiscal period ended October 31,
Class Z	(unaudited)	2018	2017[10]
Net Asset Value, Beginning of Period	$5.10	$5.61	$4.85
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain on investments	0.43	0.23	0.78
Total income from investment operations	0.42	0.21	0.76
Less Distributions to Shareholders from:
Net realized gain on investments	(0.72)	(0.72)	—
Net Asset Value, End of Period	$4.80	$5.10	$5.61
Total Return[2,3]	12.12%[4]	3.78%	15.67%[4]
Ratio of net expenses to average net assets	0.88%[5,6]	0.85%[6]	0.89%[5,6]
Ratio of gross expenses to average net assets[7]	1.20%[5]	1.06%	1.13%[5]
Ratio of net investment loss to average net assets[2]	(0.36)%[5]	(0.38)%	(0.47)%[5]
Portfolio turnover	12%[4]	36%	24%[4]
Net assets end of period (000’s) omitted	$173	$155	$143

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]	Annualized.
[6]

Includes reduction from broker recapture amounting to 0.02% for the six months ended April 30, 2019, 0.05% for the fiscal year ended October 31, 2018, and 0.05%, 0.05% and 0.01% for Class N, Class I and Class Z, respectively for the fiscal period ended 2017.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.
[9]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.
[10]	The commencement of operations for Class Z shares was February 24, 2017.

27

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class N		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$9.67	$10.14	$10.26	$10.23	$10.39
Income (loss) from Investment Operations:
Net investment income[3,4]	0.11	0.18	0.18	0.16	0.08
Net realized and unrealized gain (loss) on investments	0.38	(0.46)	(0.12)	0.28	(0.16)
Total income (loss) from investment operations	0.49	(0.28)	0.06	0.44	(0.08)
Less Distributions to Shareholders from:
Net investment income	(0.10)	(0.19)	(0.18)	(0.17)	(0.08)
Net realized gain on investments	—	—	—	(0.24)	—
Total distributions to shareholders	(0.10)	(0.19)	(0.18)	(0.41)	(0.08)
Net Asset Value, End of Period	$10.06	$9.67	$10.14	$10.26	$10.23
Total Return[4,5]	5.14%[6]	(2.79)%	0.57%	4.44%	(0.76)%[6]
Ratio of net expenses to average net assets	0.88%[7]	0.88%	0.88%	0.88%	0.88%[7]
Ratio of gross expenses to average net assets[8]	0.95%[7]	0.93%	0.93%	0.97%	0.99%[7]
Ratio of net investment income to average net assets[4]	2.17%[7]	1.88%	1.75%	1.51%	1.67%[7]
Portfolio turnover	21%[6]	17%	18%	48%	175%
Net assets end of period (000’s) omitted	$642	$502	$146	$293	$124

28

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$9.67	$10.15	$10.27	$10.24	$10.87	$10.63
Income (loss) from Investment Operations:
Net investment income[3,4]	0.12	0.22	0.21	0.21	0.18	0.16
Net realized and unrealized gain (loss) on investments	0.39	(0.48)	(0.12)	0.26	(0.11)	0.22
Total income (loss) from investment operations	0.51	(0.26)	0.09	0.47	0.07	0.38
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.22)	(0.21)	(0.20)	(0.35)	(0.14)
Net realized gain on investments	—	—	—	(0.24)	(0.35)	—
Total distributions to shareholders	(0.12)	(0.22)	(0.21)	(0.44)	(0.70)	(0.14)
Net Asset Value, End of Period	$10.06	$9.67	$10.15	$10.27	$10.24	$10.87
Total Return[4,5]	5.35%[6]	(2.59)%	0.91%	4.79%	0.68%	3.64%
Ratio of net expenses to average net assets	0.56%[7]	0.56%	0.55%	0.55%	0.56%	0.58%
Ratio of gross expenses to average net assets[8]	0.63%[7]	0.61%	0.60%	0.65%	0.67%	0.67%
Ratio of net investment income to average net assets[4]	2.49%[7]	2.20%	2.08%	2.01%	1.70%	1.46%
Portfolio turnover	21%[6]	17%	18%	48%	175%	177%
Net assets end of period (000’s) omitted	$225,082	$264,795	$325,855	$414,400	$572,110	$942,956

29

AMG GW&K Core Bond ESG Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal year ended October 31,			For the fiscal period ended October 31,
Class Z		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$9.67	$10.14	$10.26	$10.23	$10.39
Income (loss) from Investment Operations:
Net investment income[3,4]	0.13	0.23	0.22	0.19	0.10
Net realized and unrealized gain (loss) on investments	0.39	(0.47)	(0.12)	0.29	(0.16)
Total income (loss) from investment operations	0.52	(0.24)	0.10	0.48	(0.06)
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.23)	(0.22)	(0.21)	(0.10)
Net realized gain on investments	—	—	—	(0.24)	—
Total distributions to shareholders	(0.13)	(0.23)	(0.22)	(0.45)	(0.10)
Net Asset Value, End of Period	$10.06	$9.67	$10.14	$10.26	$10.23
Total Return[4,5]	5.41%[6]	(2.42)%	0.98%	4.85%	(0.58)%[6]
Ratio of net expenses to average net assets	0.48%[7]	0.48%	0.48%	0.48%	0.48%[7]
Ratio of gross expenses to average net assets[8]	0.55%[7]	0.53%	0.53%	0.58%	0.59%[7]
Ratio of net investment income to average net assets[4]	2.57%[7]	2.28%	2.15%	1.88%	2.05%[7]
Portfolio turnover	21%[6]	17%	18%	48%	175%
Net assets end of period (000’s) omitted	$3,073	$5,005	$5,590	$5,668	$4,891

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Commencement of operations was on May 8, 2015.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

30

AMG GW&K Trilogy Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class N		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$10.38	$12.94	$10.13	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income (loss)[3,4]	(0.01)	0.06	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments	2.57	(1.88)	2.80	0.74	(0.70)
Total income (loss) from investment operations	2.56	(1.82)	2.85	0.79	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.05)	(0.04)	—	—
Net realized gain on investments	(0.44)	(0.69)	—	—	—
Total distributions to shareholders	(0.50)	(0.74)	(0.04)	—	—
Net Asset Value, End of Period	$12.44	$10.38	$12.94	$10.13	$9.34
Total Return[4,6]	25.99%[7]	(15.16)%	28.31%	8.46%	(6.60)%[7]
Ratio of net expenses to average net assets	1.40%[8,9]	1.45%[9,10]	1.45%[9,10]	1.44%	1.33%[8]
Ratio of gross expenses to average net assets[11]	1.40%[8,9]	1.45%[9]	1.45%[9]	1.53%	1.65%[8]
Ratio of net investment income (loss) to average net assets[4]	(0.24)%[8]	0.49%	0.45%	0.51%	0.65%[8]
Portfolio turnover	26%[7]	37%	68%	58%	45%[7]
Net assets end of period (000’s) omitted	$2,280	$1,940	$10	$10	$9

31

AMG GW&K Trilogy Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class I		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$10.44	$12.96	$10.14	$9.34	$10.00
Income (loss) from Investment Operations:
Net investment income[3,4]	0.00 [5]	0.09	0.08	0.07	0.04
Net realized and unrealized gain (loss) on investments	2.59	(1.88)	2.81	0.75	(0.70)
Total income (loss) from investment operations	2.59	(1.79)	2.89	0.82	(0.66)
Less Distributions to Shareholders from:
Net investment income	(0.07)	(0.04)	(0.07)	(0.02)	—
Net realized gain on investments	(0.44)	(0.69)	—	—	—
Total distributions to shareholders	(0.51)	(0.73)	(0.07)	(0.02)	—
Net Asset Value, End of Period	$12.52	$10.44	$12.96	$10.14	$9.34
Total Return[4,6]	26.08%[7]	(14.89)%	28.73%	8.77%	(6.60)%[7]
Ratio of net expenses to average net assets	1.13%[8,9]	1.19%[9,10]	1.12%[9,10]	1.16%	1.16%[8]
Ratio of gross expenses to average net assets[11]	1.13%[8,9]	1.19%[9]	1.16%[9]	1.24%	1.45%[8]
Ratio of net investment income to average net assets[4]	0.03%[8]	0.75%	0.78%	0.79%	0.61%[8]
Portfolio turnover	26%[7]	37%	68%	58%	45%[7]
Net assets end of period (000’s) omitted	$3,192	$2,539	$1,646	$16,639	$22,432

32

AMG GW&K Trilogy Emerging Wealth Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,			For the fiscal period ended October 31,
Class Z		2018	2017	2016[1]	2015[2]
Net Asset Value, Beginning of Period	$10.41	$12.97	$10.15	$9.35	$10.00
Income (loss) from Investment Operations:
Net investment income[3,4]	0.01	0.11	0.10	0.09	0.04
Net realized and unrealized gain (loss) on investments	2.58	(1.89)	2.80	0.74	(0.69)
Total income (loss) from investment operations	2.59	(1.78)	2.90	0.83	(0.65)
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.09)	(0.08)	(0.03)	—
Net realized gain on investments	(0.44)	(0.69)	—	—	—
Total distributions to shareholders	(0.53)	(0.78)	(0.08)	(0.03)	—
Net Asset Value, End of Period	$12.47	$10.41	$12.97	$10.15	$9.35
Total Return[4,6]	26.20%[7]	(14.87)%	28.86%	8.86%	(6.50)%[7]
Ratio of net expenses to average net assets	1.00%[8,9]	1.05%[9,10]	1.05%[9,10]	1.05%	1.05%[8]
Ratio of gross expenses to average net assets[11]	1.00%[8,9]	1.05%[9]	1.05%[9]	1.15%	1.50%[8]
Ratio of net investment income to average net assets[4]	0.16%[8]	0.89%	0.85%	0.94%	0.64%[8]
Portfolio turnover	26%[7]	37%	68%	58%	45%[7]
Net assets end of period (000’s) omitted	$88,929	$60,443	$59,500	$30,777	$7,782

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Commencement of operations was on March 20, 2015.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[5]	Less than $0.005 per share.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]	Annualized.
[9]

Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.04% for the six months ended April 30, 2019 and 0.07% and 0.04% for the fiscal years ended October 31, 2018 and October 31, 2017, respectively.

[10]	Includes reduction from broker recapture amounting to less than 0.01%.
[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

33

AMG GW&K Trilogy Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class N		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$8.61	$10.11	$7.91	$7.23	$8.83	$8.73
Income (loss) from Investment Operations:
Net investment income[2,3]	0.02	0.11	0.09	0.06	0.06	0.11 [4]
Net realized and unrealized gain (loss) on investments	1.50	(1.54)	2.18	0.66	(1.66)	0.02
Total income (loss) from investment operations	1.52	(1.43)	2.27	0.72	(1.60)	0.13
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.07)	(0.07)	(0.04)	—	(0.03)
Net Asset Value, End of Period	$10.04	$8.61	$10.11	$7.91	$7.23	$8.83
Total Return[3]	17.90%[5,6]	(14.24)%[6]	28.97%[6]	10.01%	(18.12)%	1.55%
Ratio of net expenses to average net assets	1.25%[7]	1.27%	1.31%	1.44%	1.45%	1.42%[8]
Ratio of gross expenses to average net assets[9]	1.25%[7]	1.27%	1.31%	1.44%	1.45%	1.43%
Ratio of net investment income to average net assets[3]	0.46%[7]	1.12%	1.08%	0.81%	0.76%	1.30%
Portfolio turnover	48%[5]	24%	29%	33%	45%	35%
Net assets end of period (000’s) omitted	$501	$289	$350	$497	$57	$79

34

AMG GW&K Trilogy Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class I		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$8.60	$10.11	$7.90	$7.19	$8.88	$8.78
Income (loss) from Investment Operations:
Net investment income[2,3]	0.04	0.13	0.12	0.08	0.05	0.12 [4]
Net realized and unrealized gain (loss) on investments	1.49	(1.53)	2.18	0.67	(1.62)	0.04
Total income (loss) from investment operations	1.53	(1.40)	2.30	0.75	(1.57)	0.16
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.11)	(0.09)	(0.04)	(0.12)	(0.06)
Net Asset Value, End of Period	$10.00	$8.60	$10.11	$7.90	$7.19	$8.88
Total Return[3]	18.08%[5,6]	(13.94)%[6]	29.34%[6]	10.48%[6]	(17.82)%[6]	1.85%[6]
Ratio of net expenses to average net assets	0.94%[7]	0.99%	1.03%	1.07%	1.00%	1.04%[8]
Ratio of gross expenses to average net assets[9]	0.94%[7]	0.99%	1.03%	1.07%	1.00%	1.05%
Ratio of net investment income to average net assets[3]	0.77%[7]	1.40%	1.36%	1.14%	0.65%	1.37%
Portfolio turnover	48%[5]	24%	29%	33%	45%	35%
Net assets end of period (000’s) omitted	$22,233	$11,210	$2,207	$1,271	$1,203	$26,239

35

AMG GW&K Trilogy Emerging Markets Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2019 (unaudited)	For the fiscal years ended October 31,
Class Z		2018	2017	2016[1]	2015	2014
Net Asset Value, Beginning of Period	$8.56	$10.06	$7.86	$7.20	$8.89	$8.78
Income (loss) from Investment Operations:
Net investment income[2,3]	0.04	0.15	0.13	0.09	0.09	0.13 [4]
Net realized and unrealized gain (loss) on investments	1.48	(1.53)	2.16	0.65	(1.65)	0.05
Total income (loss) from investment operations	1.52	(1.38)	2.29	0.74	(1.56)	0.18
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.12)	(0.09)	(0.08)	(0.13)	(0.07)
Net Asset Value, End of Period	$9.95	$8.56	$10.06	$7.86	$7.20	$8.89
Total Return[3]	18.10%[5,6]	(13.88)%[6]	29.62%[6]	10.52%	(17.69)%	2.05%
Ratio of net expenses to average net assets	0.85%[7]	0.87%	0.88%	0.94%	0.95%	0.92%[8]
Ratio of gross expenses to average net assets[9]	0.85%[7]	0.87%	0.88%	0.94%	0.95%	0.93%
Ratio of net investment income to average net assets[3]	0.86%[7]	1.52%	1.51%	1.25%	1.18%	1.53%
Portfolio turnover	48%[5]	24%	29%	33%	45%	35%
Net assets end of period (000’s) omitted	$168,072	$133,688	$130,828	$102,086	$95,434	$110,366

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.10, $0.11 and $0.12 for Class N, Class I and Class Z, respectively.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]	Includes reduction from broker recapture amounting to less than 0.01%.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

36

Notes to Financial Statements (unaudited)
April 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds IV: AMG GW&K U.S. Small Cap Growth Fund (“U.S. Small Cap Growth”), AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”) (formerly AMG GW&K Core Bond Fund) and AMG Funds: AMG GW&K Trilogy Emerging Wealth Equity Fund (“Emerging Wealth Equity”) (formerly AMG Trilogy Emerging Wealth Equity Fund) and AMG GW&K Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”) (formerly AMG Trilogy Emerging Markets Equity Fund) , each a “Fund” and collectively, the “Funds.”

Each Fund offers different classes of shares. Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trusts (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

37

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

U.S. Small Cap Growth had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended April 30, 2019, the impact on the expenses and expense ratios was $7,002 or 0.02%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization utilized, net operating losses offset by short term capital gains and gains/losses on foreign currency. Temporary differences are due to wash sale loss deferrals.

At April 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
U.S. Small Cap
Growth	$25,355,994	$11,117,544	$(2,502,370)	$8,615,174
Core Bond ESG	225,478,671	2,175,073	(2,425,691)	(250,618)
Emerging Wealth
Equity	82,327,461	15,966,515	(2,255,678)	13,710,837
Emerging Markets
Equity	164,628,687	38,286,984	(4,241,203)	34,045,781

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of April 30, 2019, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

38

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2018, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss
	Carryover Amounts
Fund	Short-Term	Long-Term	Total
Core Bond ESG	$2,251,421	$1,594,986	$3,846,407
Emerging Markets Equity	1,780,479	6,788,169	8,568,648

As of October 31, 2018, GW&K U.S. Small Cap Growth and Emerging Wealth Equity had no capital loss carryovers. Should the Funds incur net capital losses for the fiscal year ended October 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Prior to March 1, 2019, Emerging Wealth Equity and Emerging Markets Equity deducted a 2.00% redemption fee from the proceeds of any redemption of shares (including a redemption by exchange) if the redemption occurred within 60 days of the purchase of those shares. For the six months ended April 30, 2019, Emerging Wealth Equity and Emerging Markets Equity had redemption fees amounting to $25 and $194, respectively. For the fiscal year ended October 31, 2018, Emerging Wealth Equity and Emerging Markets Equity had redemption fees amounting to $7,166 and $677, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended April 30, 2019 (unaudited) and the fiscal year ended October 31, 2018, the capital stock transactions by class for the Funds were as follows:

		U.S. Small Cap Growth				Core Bond ESG
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	554,435	$2,085,003	1,317,348	$5,851,857	11,545	$113,829	52,526	$517,842
Reinvestment of distributions	1,457,494	4,212,158	922,543	3,782,425	611	6,067	663	6,518
Cost of shares repurchased	(1,261,608)	(4,403,843)	(1,932,354)	(8,729,716)	(277)	(2,756)	(15,654)	(152,624)

Net increase	750,321	$1,893,318	307,537	$904,566	11,879	$117,140	37,535	$371,736

Class I:
Proceeds from sale of shares	326,007	$1,379,726	470,866	$2,564,067	518,657	$5,129,134	1,533,467	$15,179,962
Reinvestment of distributions	247,686	926,347	236,822	1,198,317	277,196	2,742,502	628,431	6,215,123
Cost of shares repurchased	(697,195)	(3,344,837)	(613,767)	(3,333,040)	(5,804,549)	(56,793,152)	(6,897,752)	(68,301,545)

Net increase (decrease)	(123,502)	$(1,038,764)	93,921	$429,344	(5,008,696)	$(48,921,516)	(4,735,854)	$(46,906,460)

Class Z:
Proceeds from sale of shares	—	—	1,261	$7,135	21,983	$215,315	15,702	$155,741
Reinvestment of distributions	5,801	$21,756	3,605	18,241	3,938	38,952	6,940	68,566
Cost of shares repurchased	—	—	—	—	(237,985)	(2,327,649)	(56,169)	(554,918)

Net increase (decrease)	5,801	$21,756	4,866	$25,376	(212,064)	$(2,073,382)	(33,527)	$(330,611)

39

Notes to Financial Statements (continued)

		Emerging Wealth Equity				Emerging Markets Equity
	April 30, 2019		October 31, 2018		April 30, 2019		October 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	34,794	$379,583	277,256	$3,345,888	20,052	$189,461	32,216	$327,034
Reinvestment of distributions	9,251	90,748	94	1,211	394	3,339	238	2,438
Cost of shares repurchased	(47,579)	(513,439)	(91,372)	(1,070,986)	(4,132)	(39,967)	(33,515)	(330,892)

Net increase (decrease)	(3,534)	$(43,108)	185,978	$2,276,113	16,314	$152,833	(1,061)	$(1,420)

Class I:
Proceeds from sale of shares	130,979	$1,520,052	317,594	$3,954,434	1,069,667	$9,402,345	1,194,244	$11,277,804
Reinvestment of distributions	8,893	87,775	5,975	76,842	13,495	113,766	2,564	26,179
Cost of shares repurchased	(128,080)	(1,382,160)	(207,383)	(2,500,586)	(162,410)	(1,480,096)	(111,974)	(1,158,853)

Net increase	11,792	$225,667	116,186	$1,530,690	920,752	$8,036,015	1,084,834	$10,145,130

Class Z:
Proceeds from sale of shares	1,988,609	$21,442,376	1,738,318	$21,909,809	1,466,650	$14,342,206	3,024,811	$30,641,999
Reinvestment of distributions	32,302	317,526	31,476	403,515	226,695	1,901,969	154,904	1,572,271
Cost of shares repurchased	(694,668)	(7,385,628)	(554,875)	(6,961,554)	(416,938)	(4,045,884)	(568,860)	(5,984,686)

Net increase	1,326,243	$14,374,274	1,214,919	$15,351,770	1,276,407	$12,198,291	2,610,855	$26,229,584

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2019, the market value of Repurchase Agreements outstanding for U.S. Small Cap Growth, Emerging Wealth Equity and Emerging Markets Equity were $538,844, $1,814,559 and $5,021,878, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2019, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

40

Notes to Financial Statements (continued)

U.S. Small Cap Growth	0.70%
Core Bond ESG	0.30%
Emerging Wealth Equity	0.55%
Emerging Markets Equity	0.55%

The Investment Manager has contractually agreed, through at least March 1, 2020, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of U.S. Small Cap Growth, Core Bond ESG, Emerging Wealth Equity and Emerging Markets Equity to 0.90%, 0.48%, 1.05% and 1.05%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At April 30, 2019, the Funds’ expiration of recoupment is as follows:

Expiration Period	U.S. Small Cap Growth	Core Bond ESG
Less than 1 year	—	$283,362
Within 2 years	$37,962	165,782
Within 3 years	69,302	151,331

Total Amount Subject to Recoupment	$107,264	$600,475

The Trusts, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended April 30, 2019, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
U.S. Small Cap Growth
Class N	0.15%	0.12%
Class I	0.15%	0.10%
Core Bond ESG
Class N	0.15%	0.15%
Class I	0.10%	0.08%
Emerging Wealth Equity
Class N	0.15%	0.15%
Class I	0.15%	0.13%
Emerging Markets Equity
Class N	0.15%	0.15%
Class I	0.15%	0.09%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

41

Notes to Financial Statements (continued)

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2019, Core Bond ESG borrowed a maximum of $14,458,953 for two days paying interest of $2,175 and Emerging Wealth Equity borrowed a maximum of $1,121,372 for four days paying interest of $422. The interest expense amount is included in the Statement of Operations as miscellaneous expense. Emerging Wealth Equity lent a maximum of $350,968 for five days earning interest of $138. The interest income amount is included in the Statement of Operations as interest income. At April 30, 2019, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
U.S. Small Cap Growth	$3,888,076	$8,458,349
Core Bond ESG	32,298,473	60,420,826
Emerging Wealth Equity	29,769,160	19,111,000
Emerging Markets Equity	41,942,167	19,640,590

Core Bond ESG purchases and sales of U.S. Government obligations during the six months ended April 30, 2019 were $17,574,194 and $41,710,679, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at April 30, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
U.S. Small Cap Growth	$7,131,065	$538,844	$6,813,836	$7,352,680
Emerging Wealth Equity	8,870,521	1,814,559	7,327,750	9,142,309
Emerging Markets Equity	17,773,433	5,021,878	13,295,915	18,317,793

The following table summarizes the securities received as collateral for securities lending:

Fund	Collateral Type	Coupon Range	Maturity Date Range
U.S. Small Cap Growth	U.S. Treasury Obligations	0.000%-8.750%	05/09/19-02/15/49
Emerging Wealth Equity	U.S. Treasury Obligations	0.000%- 8.750%	05/09/19-11/15/48

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

42

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
U.S. Small Cap Growth
JPMorgan Securities LLC	$538,844	—	$538,844	$538,844	—
Emerging Wealth Equity
BNP Paribas SA	$814,559	—	$814,559	$814,559	—
RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$1,814,559	—	$1,814,559	$1,814,559	—

Emerging Markets Equity
BNP Paribas SA	$250,818	—	$250,818	$250,818	—
Cantor Fitzgerald Securities, Inc.	1,192,765	—	1,192,765	1,192,765	—
Citigroup Global Markets, Inc.	1,192,765	—	1,192,765	1,192,765	—
HSBC Securities, Inc.	1,192,765	—	1,192,765	1,192,765	—
RBC Dominion Securities, Inc.	1,192,765	—	1,192,765	1,192,765	—

Total	$5,021,878	—	$5,021,878	$5,021,878	—

8. SUBSEQUENT EVENTS

Effective May 1, 2019, Core Bond ESG changed its principle investment strategy to give special consideration to environmental, social and governance (“ESG”) criteria.

The Funds have determined that no other material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

43

Other Information

Proxy Vote

At a special meeting of shareholders on April 16, 2019, the shareholders of AMG GW&K Trilogy Emerging Wealth Equity Fund (“Emerging Wealth Equity”), and AMG GW&K Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”) voted on the following proposal:

Proposal 1	For	Number of Eligible Voters Against	Abstain
Approval of a new subadvisory agreement between the Investment Manager and GW&K Investment, LLC with respect to:
Emerging Wealth Equity	6,634,120	4,582	—
Emerging Markets Equity	16,823,942	926	—

44

Approval of Investment Management and Interim Subadvisory Agreements

Approval of Interim and New Subavisory Agreement with GW&K with Respects to AMG GW&K Trilogy Emerging Markets Equity Fund:

At an in-person meeting held on December 6, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), unanimously voted to approve the interim subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to AMG Trilogy Emerging Markets Equity Fund (the “Markets Fund”) (the “Interim Markets Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and GW&K with respect to the Markets Fund (the “New Markets Subadvisory Agreement” and together with the Interim Markets Subadvisory Agreement, the “Markets Agreements”), and the presentation of the New Markets Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Markets Agreements.

In considering the Markets Agreements, the Trustees considered the information relating to the Markets Fund and GW&K provided to them in connection with the meeting on December 6, 2018 and other meetings of the Board throughout the year. In considering the Markets Agreements, the Trustees also considered information relating to the seven other funds that GW&K sub-advises in the AMG Funds Family of Funds, which, as of December 6, 2018, consisted of 59 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Markets Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Markets Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure and GW&K’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals to be at GW&K that are expected to have portfolio management responsibility for the Markets Fund, including the information set forth in the Markets Fund’s prospectus and statement of additional information filed with the Securities and Exchange Commission. The Trustees noted that GW&K would hire all of the portfolio managers who were previously primarily responsible for the day-to-day management of the Markets Fund’s portfolio while at Trilogy, each of whom has served as a co-portfolio manager of the Markets Fund since its inception in 2011. In addition, the Trustees observed that GW&K proposes to manage the Markets Fund’s portfolio using the same investment strategies and processes employed by Trilogy under the Former Markets Subadvisory Agreement. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Markets Fund; (b) the qualifications and experience of the individuals to be at GW&K that are expected to have portfolio management responsibility for the Markets Fund and GW&K’s other personnel; and (c) GW&K’s compliance program. The Trustees also considered GW&K’s risk management processes. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of September 30, 2018, GW&K managed approximately $36 billion in assets.

PERFORMANCE

The Trustees considered information relating to the Markets Fund’s and GW&K’s performance. Among other information, the Trustees considered the performance of the Markets Fund, noting that GW&K intends to manage the Markets Fund with the same portfolio management team and the same investment objective and strategies as those used by Trilogy. The Trustees noted that the Markets Fund’s performance (all share classes) for the one-year, three-year and five-year periods ended September 30, 2018 and the period from the Markets Fund’s inception (March 1, 2011 for Class I and Class Z shares and March 1, 2012 for Class N shares) through September 30, 2018 was below, above, below, and below, respectively, the performance of the MSCI Emerging Markets Index. The Trustees also considered comparative performance information for an appropriate peer group of similar mutual funds that was provided to them in connection with their June 27-28, 2018 in-person meeting. Taking into account the desire for continuity of portfolio management, the Trustees concluded that this performance record supported the approval of the Markets Agreements.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Markets Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Markets Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under each Markets Agreement was the same as the rate paid to Trilogy under the Former Markets Subadvisory Agreement. The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Markets Agreements. The Trustees also were provided, in their June 27-28, 2018 in-person meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Markets Fund’s assets increase over time, the Markets Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s equity investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Markets Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Markets Fund, which

45

Approval of Investment Management and Interim Subadvisory Agreements (continued)

bears GW&K’s name. In addition, with respect to fee comparisons, the Trustees noted that the fee rates to be charged by GW&K are the same as those charged by Trilogy under the Former Markets Subadvisory Agreement with respect to the Markets Fund. Taking into account all of the foregoing, including the desire for continuity of portfolio management, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Markets Fund’s subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Markets Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Markets Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Markets Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Markets Agreement would be in the best interests of the Markets Fund and its shareholders. Accordingly, on December 6, 2018, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Markets Agreement.

Approval of Interim and New Subavisory Agreement with GW&K with Respects to AMG GW&K Trilogy Emerging Wealth Equity Fund:

At an in-person meeting held on December 6, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), unanimously voted to approve the interim subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K Investment Management, LLC (“GW&K”) with respect to AMG Trilogy Emerging Wealth Equity Fund (the “Wealth Fund”) (the “Interim Wealth Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and GW&K with respect to the Wealth Fund (the “New Wealth Subadvisory Agreement” and together with the Interim Wealth Subadvisory Agreement, the “Wealth Agreements”), and the presentation of the New Wealth Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Wealth Agreements.

In considering the Wealth Agreements, the Trustees considered the information relating to the Wealth Fund and GW&K provided to them in connection with the meeting on December 6, 2018 and other meetings of the Board throughout the year. In considering the Wealth Agreements, the Trustees also considered information relating to the seven other funds that GW&K sub-advises in the AMG

Funds Family of Funds, which, as of December 6, 2018, consisted of 59 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Wealth Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Wealth Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure and GW&K’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals to be at GW&K that are expected to have portfolio management responsibility for the Wealth Fund, including the information set forth in the Wealth Fund’s prospectus and statement of additional information filed with the Securities and Exchange Commission. The Trustees noted that GW&K would hire all of the portfolio managers who were previously primarily responsible for the day-to-day

46

Approval of Investment Management and Interim Subadvisory Agreements (continued)

management of the Wealth Fund’s portfolio while at Trilogy, each of whom has served as a co-portfolio manager of the Wealth Fund since its inception in 2015. In addition, the Trustees observed that GW&K proposes to manage the Wealth Fund’s portfolio using the same investment strategies and processes employed by Trilogy under the Former Wealth Subadvisory Agreement. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Wealth Fund; (b) the qualifications and experience of the individuals to be at GW&K that are expected to have portfolio management responsibility for the Wealth Fund and GW&K’s other personnel; and (c) GW&K’s compliance program. The Trustees also considered GW&K’s risk management processes. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of September 30, 2018, GW&K managed approximately $36 billion in assets.

PERFORMANCE

The Trustees considered information relating to the Wealth Fund’s and GW&K’s performance. Among other information, the Trustees considered the performance of the Wealth Fund, noting that GW&K intends to manage the Wealth Fund with the same portfolio management team and the same investment objective and strategies as those used by Trilogy. The Trustees noted that the Wealth Fund’s performance (all share classes) for the one-year and three-year periods ended September 30, 2018 and the period from the Wealth Fund’s inception on March 19, 2015 through September 30, 2018 was below (above in the case of Class Z shares), above and above, respectively, the performance of the MSCI Emerging Markets Index. The Trustees also considered comparative performance information for an appropriate peer group of similar mutual funds that was provided to them in connection with their June 27-28, 2018 in-person meeting. Taking into account the desire for continuity of portfolio management, the Trustees concluded that this performance record supported the approval of the Wealth Agreements.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Wealth Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Wealth Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under each Wealth Agreement was the same as the rate paid to Trilogy under the Former Wealth Subadvisory Agreement. The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Wealth Agreements. The Trustees also were provided, in their June 27-28, 2018 in-person meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Wealth Fund’s assets increase over time, the Wealth Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s equity investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Wealth Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Wealth Fund, which bears GW&K’s name. In addition, with respect to fee comparisons, the Trustees noted that the fee rates to be charged by GW&K are the same as those charged by Trilogy under the Former Wealth Subadvisory Agreement with respect to the Wealth Fund. Taking into account all of the foregoing, including the desire for continuity of portfolio management, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Wealth Fund’s subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Wealth Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Wealth Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Wealth Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Wealth Agreement would be in the best interests of the Wealth Fund and its shareholders. Accordingly, on December 6, 2018, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Wealth Agreement.

48

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	50

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	043019 SAR069

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS IV

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 9, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	July 1, 2019